UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Class A

June 30, 2026

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Portfolio Information

AB VPS Discovery Value Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Discovery Value Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VQ-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$768,406,213
# of Portfolio Holdings	102
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$2,685,784

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
US Foods Holding Corp.	$12,969,799	1.7%
Hanover Insurance Group, Inc. (The)	$12,551,928	1.6%
BorgWarner, Inc.	$12,470,053	1.6%
Reliance, Inc.	$12,461,802	1.6%
Regal Rexnord Corp.	$11,970,000	1.6%
F5, Inc.	$11,808,272	1.5%
IDACORP, Inc.	$11,604,256	1.5%
UMB Financial Corp.	$11,356,986	1.5%
Tenet Healthcare Corp.	$11,088,231	1.5%
Everest Group Ltd.	$11,078,060	1.4%
Total	$119,359,387	15.5%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	23.3%
Financials	16.5%
Information Technology	12.8%
Consumer Discretionary	11.7%
Health Care	9.3%
Real Estate	6.9%
Materials	6.5%
Consumer Staples	5.7%
Utilities	3.5%
Energy	3.1%
Short-Term Investments	1.9%
Other assets less liabilities	-1.2%
Total	100.0%

Class A

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VQ-A-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-DV-A-0154-0626

Class A

2

Class B

June 30, 2026

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Portfolio Information

AB VPS Discovery Value Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Discovery Value Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VQ-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$57	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$768,406,213
# of Portfolio Holdings	102
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (Net)	$2,685,784

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
US Foods Holding Corp.	$12,969,799	1.7%
Hanover Insurance Group, Inc. (The)	$12,551,928	1.6%
BorgWarner, Inc.	$12,470,053	1.6%
Reliance, Inc.	$12,461,802	1.6%
Regal Rexnord Corp.	$11,970,000	1.6%
F5, Inc.	$11,808,272	1.5%
IDACORP, Inc.	$11,604,256	1.5%
UMB Financial Corp.	$11,356,986	1.5%
Tenet Healthcare Corp.	$11,088,231	1.5%
Everest Group Ltd.	$11,078,060	1.4%
Total	$119,359,387	15.5%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	23.3%
Financials	16.5%
Information Technology	12.8%
Consumer Discretionary	11.7%
Health Care	9.3%
Real Estate	6.9%
Materials	6.5%
Consumer Staples	5.7%
Utilities	3.5%
Energy	3.1%
Short-Term Investments	1.9%
Other assets less liabilities	-1.2%
Total	100.0%

Class B

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VQ-B-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-DV-B-0154-0626

Class B

2

Class A

June 30, 2026

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Portfolio Information

AB VPS Dynamic Asset Allocation Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Dynamic Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VD-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$238,983,900
# of Portfolio Holdings	1,396
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (Net)	$764,317

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$7,810,113	3.3%
Apple, Inc.	$7,183,073	3.0%
U.S. Treasury Notes, 2.25%, due 11/15/27	$5,290,587	2.2%
Microsoft Corp.	$4,449,383	1.8%
Amazon.com, Inc.	$3,900,434	1.6%
Alphabet, Inc. - Class A	$3,517,950	1.5%
Broadcom, Inc.	$2,872,789	1.2%
U.S. Treasury Notes, 1.00%, due 07/31/28	$2,785,920	1.2%
Alphabet, Inc. - Class C	$2,761,627	1.2%
U.S. Treasury Notes, 4.25%, due 03/31/33	$2,440,732	1.0%
Total	$43,012,608	18.0%

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	63.1%
Governments - Treasuries	34.1%
Agencies	0.7%
Purchased Options - Puts	0.5%
Rights	0.0%
Warrants	0.0%
Short-Term Investments	0.7%
Other assets less liabilities	0.9%
Total	100.0%

Class A

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VD-A-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-DAA-A-0154-0626

Class A

2

Class B

June 30, 2026

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Portfolio Information

AB VPS Dynamic Asset Allocation Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Dynamic Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VD-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$56	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$238,983,900
# of Portfolio Holdings	1,396
Portfolio Turnover Rate	9%
Total Advisory Fees Paid (Net)	$764,317

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$7,810,113	3.3%
Apple, Inc.	$7,183,073	3.0%
U.S. Treasury Notes, 2.25%, due 11/15/27	$5,290,587	2.2%
Microsoft Corp.	$4,449,383	1.8%
Amazon.com, Inc.	$3,900,434	1.6%
Alphabet, Inc. - Class A	$3,517,950	1.5%
Broadcom, Inc.	$2,872,789	1.2%
U.S. Treasury Notes, 1.00%, due 07/31/28	$2,785,920	1.2%
Alphabet, Inc. - Class C	$2,761,627	1.2%
U.S. Treasury Notes, 4.25%, due 03/31/33	$2,440,732	1.0%
Total	$43,012,608	18.0%

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	63.1%
Governments - Treasuries	34.1%
Agencies	0.7%
Purchased Options - Puts	0.5%
Rights	0.0%
Warrants	0.0%
Short-Term Investments	0.7%
Other assets less liabilities	0.9%
Total	100.0%

Class B

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VD-B-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-DAA-B-0154-0626

Class B

2

Class A

June 30, 2026

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Portfolio Information

AB VPS Relative Value Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Relative Value Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VH-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$1,131,763,472
# of Portfolio Holdings	80
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net)	$2,925,796

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Berkshire Hathaway, Inc. - Class B	$45,192,723	4.0%
RTX Corp.	$42,725,868	3.7%
JPMorgan Chase & Co.	$39,399,402	3.5%
Johnson & Johnson	$38,681,917	3.4%
Philip Morris International, Inc.	$35,316,165	3.1%
Alphabet, Inc. - Class C	$34,110,478	3.0%
Cisco Systems, Inc.	$33,702,798	3.0%
UnitedHealth Group, Inc.	$29,006,818	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$26,444,961	2.3%
Amazon.com, Inc.	$23,254,834	2.1%
Total	$347,835,964	30.7%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	18.0%
Financials	16.3%
Information Technology	15.3%
Health Care	13.5%
Consumer Discretionary	8.6%
Consumer Staples	8.1%
Energy	6.8%
Communication Services	6.7%
Materials	1.9%
Real Estate	1.3%
Others	0.9%
Short-Term Investments	1.8%
Other assets less liabilities	0.8%
Total	100.0%

Class A

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VH-A-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-RV-A-0154-0626

Class A

2

Class B

June 30, 2026

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Portfolio Information

AB VPS Relative Value Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Relative Value Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VH-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$1,131,763,472
# of Portfolio Holdings	80
Portfolio Turnover Rate	32%
Total Advisory Fees Paid (Net)	$2,925,796

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Berkshire Hathaway, Inc. - Class B	$45,192,723	4.0%
RTX Corp.	$42,725,868	3.7%
JPMorgan Chase & Co.	$39,399,402	3.5%
Johnson & Johnson	$38,681,917	3.4%
Philip Morris International, Inc.	$35,316,165	3.1%
Alphabet, Inc. - Class C	$34,110,478	3.0%
Cisco Systems, Inc.	$33,702,798	3.0%
UnitedHealth Group, Inc.	$29,006,818	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$26,444,961	2.3%
Amazon.com, Inc.	$23,254,834	2.1%
Total	$347,835,964	30.7%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	18.0%
Financials	16.3%
Information Technology	15.3%
Health Care	13.5%
Consumer Discretionary	8.6%
Consumer Staples	8.1%
Energy	6.8%
Communication Services	6.7%
Materials	1.9%
Real Estate	1.3%
Others	0.9%
Short-Term Investments	1.8%
Other assets less liabilities	0.8%
Total	100.0%

Class B

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VH-B-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-RV-B-0154-0626

Class B

2

Class A

June 30, 2026

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Portfolio Information

AB VPS Balanced Hedged Allocation Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Balanced Hedged Allocation Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VW-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$151,854,121
# of Portfolio Holdings	15
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (Net)	$324,191

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
iShares Core S&P 500 ETF	$53,395,857	35.2%
iShares Core MSCI EAFE ETF	$23,130,910	15.2%
iShares Core U.S. Aggregate Bond ETF	$23,052,442	15.2%
Vanguard Total Bond Market ETF	$22,977,330	15.1%
iShares Core MSCI Emerging Markets ETF	$11,498,192	7.6%
U.S. Treasury Inflation Index, 0.13%, due 01/15/32	$5,299,515	3.5%
Purchased Options - Calls, S&P 500 Index, USD 6800.00, due 12/17/27	$4,313,920	2.8%
Vanguard Real Estate ETF	$3,124,332	2.1%
Vanguard Mid-Cap ETF	$3,077,774	2.0%
Purchased Options - Puts, S&P 500 Index, USD 6800.00, due 12/17/27	$1,226,184	0.8%
Total	$151,096,456	99.5%

Portfolio Breakdown (% of Net Assets)

Table Summary
Investment Companies	92.4%
Inflation-Linked Securities	3.5%
Purchased Options - Calls	2.9%
Purchased Options - Puts	1.0%
Common Stocks	0.0%
Short-Term Investments	0.0%
Other assets less liabilities	0.2%
Total	100.0%

Class A

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VW-A-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-BHA-A-0154-0626

Class A

2

Class B

June 30, 2026

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Portfolio Information

AB VPS Balanced Hedged Allocation Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Balanced Hedged Allocation Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VW-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$151,854,121
# of Portfolio Holdings	15
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (Net)	$324,191

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
iShares Core S&P 500 ETF	$53,395,857	35.2%
iShares Core MSCI EAFE ETF	$23,130,910	15.2%
iShares Core U.S. Aggregate Bond ETF	$23,052,442	15.2%
Vanguard Total Bond Market ETF	$22,977,330	15.1%
iShares Core MSCI Emerging Markets ETF	$11,498,192	7.6%
U.S. Treasury Inflation Index, 0.13%, due 01/15/32	$5,299,515	3.5%
Purchased Options - Calls, S&P 500 Index, USD 6800.00, due 12/17/27	$4,313,920	2.8%
Vanguard Real Estate ETF	$3,124,332	2.1%
Vanguard Mid-Cap ETF	$3,077,774	2.0%
Purchased Options - Puts, S&P 500 Index, USD 6800.00, due 12/17/27	$1,226,184	0.8%
Total	$151,096,456	99.5%

Portfolio Breakdown (% of Net Assets)

Table Summary
Investment Companies	92.4%
Inflation-Linked Securities	3.5%
Purchased Options - Calls	2.9%
Purchased Options - Puts	1.0%
Common Stocks	0.0%
Short-Term Investments	0.0%
Other assets less liabilities	0.2%
Total	100.0%

Class B

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VW-B-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-BHA-B-0154-0626

Class B

2

Class A

June 30, 2026

AB VPS International Value Portfolio

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Portfolio Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS International Value Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VF-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$328,115,991
# of Portfolio Holdings	65
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net)	$1,213,140

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Tokyo Electron Ltd.	$12,557,713	3.8%
Shell PLC	$10,349,799	3.2%
Roche Holding AG	$8,365,194	2.5%
Sony Group Corp.	$7,407,668	2.3%
Resona Holdings, Inc.	$7,319,550	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	$6,784,562	2.1%
Airbus SE	$6,647,606	2.0%
Industria de Diseno Textil SA	$6,415,996	2.0%
Anheuser-Busch InBev SA/NV	$6,339,687	1.9%
Novo Nordisk A/S - Class B	$6,333,262	1.9%
Total	$78,521,037	23.9%

Class A

1

Country Breakdown (% of Net Assets)

Table Summary
Japan	21.0%
United Kingdom	16.3%
France	12.1%
United States	9.1%
Italy	5.0%
Netherlands	4.5%
Denmark	3.6%
Spain	3.3%
Hong Kong	2.6%
Switzerland	2.6%
Germany	2.3%
Taiwan	2.1%
Belgium	1.9%
South Africa	1.8%
Others	9.4%
Short-Term Investments	2.1%
Other assets less liabilities	0.3%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	23.4%
Industrials	18.7%
Health Care	10.1%
Consumer Discretionary	9.0%
Information Technology	8.8%
Consumer Staples	7.0%
Materials	6.3%
Communication Services	5.7%
Energy	4.3%
Real Estate	2.6%
Others	1.7%
Short-Term Investments	2.1%
Other assets less liabilities	0.3%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VF-A-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-IV-A-0154-0626

Class A

2

Class B

June 30, 2026

AB VPS International Value Portfolio

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Portfolio Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS International Value Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VF-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$59	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$328,115,991
# of Portfolio Holdings	65
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net)	$1,213,140

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Tokyo Electron Ltd.	$12,557,713	3.8%
Shell PLC	$10,349,799	3.2%
Roche Holding AG	$8,365,194	2.5%
Sony Group Corp.	$7,407,668	2.3%
Resona Holdings, Inc.	$7,319,550	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	$6,784,562	2.1%
Airbus SE	$6,647,606	2.0%
Industria de Diseno Textil SA	$6,415,996	2.0%
Anheuser-Busch InBev SA/NV	$6,339,687	1.9%
Novo Nordisk A/S - Class B	$6,333,262	1.9%
Total	$78,521,037	23.9%

Class B

1

Country Breakdown (% of Net Assets)

Table Summary
Japan	21.0%
United Kingdom	16.3%
France	12.1%
United States	9.1%
Italy	5.0%
Netherlands	4.5%
Denmark	3.6%
Spain	3.3%
Hong Kong	2.6%
Switzerland	2.6%
Germany	2.3%
Taiwan	2.1%
Belgium	1.9%
South Africa	1.8%
Others	9.4%
Short-Term Investments	2.1%
Other assets less liabilities	0.3%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	23.4%
Industrials	18.7%
Health Care	10.1%
Consumer Discretionary	9.0%
Information Technology	8.8%
Consumer Staples	7.0%
Materials	6.3%
Communication Services	5.7%
Energy	4.3%
Real Estate	2.6%
Others	1.7%
Short-Term Investments	2.1%
Other assets less liabilities	0.3%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VF-B-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-IV-B-0154-0626

Class B

2

Class A

June 30, 2026

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Portfolio Information

AB VPS Large Cap Growth Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Large Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VL-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$1,038,275,945
# of Portfolio Holdings	63
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$2,968,864

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$105,173,107	10.1%
Alphabet, Inc. - Class C	$93,291,133	9.0%
Broadcom, Inc.	$58,012,956	5.6%
Microsoft Corp.	$56,678,897	5.4%
Meta Platforms, Inc. - Class A	$44,355,145	4.3%
Visa, Inc. - Class A	$41,073,363	4.0%
Amazon.com, Inc.	$35,497,645	3.4%
Eli Lilly & Co.	$34,321,689	3.3%
Apple, Inc.	$31,305,858	3.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$29,284,593	2.8%
Total	$528,994,386	50.9%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	40.0%
Communication Services	16.2%
Health Care	12.3%
Consumer Discretionary	9.2%
Industrials	7.9%
Financials	5.8%
Consumer Staples	4.8%
Materials	1.1%
Short-Term Investments	2.8%
Other assets less liabilities	-0.1%
Total	100.0%

Class A

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VL-A-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-LCG-A-0154-0626

Class A

2

Class B

June 30, 2026

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Portfolio Information

AB VPS Large Cap Growth Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Large Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VL-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$1,038,275,945
# of Portfolio Holdings	63
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net)	$2,968,864

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$105,173,107	10.1%
Alphabet, Inc. - Class C	$93,291,133	9.0%
Broadcom, Inc.	$58,012,956	5.6%
Microsoft Corp.	$56,678,897	5.4%
Meta Platforms, Inc. - Class A	$44,355,145	4.3%
Visa, Inc. - Class A	$41,073,363	4.0%
Amazon.com, Inc.	$35,497,645	3.4%
Eli Lilly & Co.	$34,321,689	3.3%
Apple, Inc.	$31,305,858	3.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$29,284,593	2.8%
Total	$528,994,386	50.9%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	40.0%
Communication Services	16.2%
Health Care	12.3%
Consumer Discretionary	9.2%
Industrials	7.9%
Financials	5.8%
Consumer Staples	4.8%
Materials	1.1%
Short-Term Investments	2.8%
Other assets less liabilities	-0.1%
Total	100.0%

Class B

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VL-B-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-LCG-B-0154-0626

Class B

2

Class A

June 30, 2026

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AB VPS Small Cap Growth Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Small Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VS-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$57,184,346
# of Portfolio Holdings	116
Portfolio Turnover Rate	70%
Total Advisory Fees Paid (Net)	$75,258

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Moog, Inc. - Class A	$1,110,037	1.9%
BrightSpring Health Services, Inc.	$1,058,235	1.9%
ESCO Technologies, Inc.	$932,857	1.6%
Chefs' Warehouse, Inc. (The)	$930,440	1.6%
Ultra Clean Holdings, Inc.	$913,432	1.6%
SiTime Corp.	$886,471	1.6%
Semtech Corp.	$879,008	1.5%
Guardant Health, Inc.	$868,974	1.5%
FirstCash Holdings, Inc.	$850,138	1.5%
Glaukos Corp.	$835,485	1.5%
Total	$9,265,077	16.2%

Sector Breakdown (% of Net Assets)

Table Summary
Health Care	25.8%
Industrials	23.4%
Information Technology	22.5%
Financials	9.4%
Consumer Discretionary	9.3%
Energy	3.5%
Consumer Staples	3.1%
Materials	2.7%
Communication Services	0.5%
Short-Term Investments	4.2%
Other assets less liabilities	-4.4%
Total	100.0%

Class A

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VS-A-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-SCG-A-0154-0626

Class A

2

Class B

June 30, 2026

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Portfolio Information

AB VPS Small Cap Growth Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Small Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VS-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$64	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$57,184,346
# of Portfolio Holdings	116
Portfolio Turnover Rate	70%
Total Advisory Fees Paid (Net)	$75,258

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Moog, Inc. - Class A	$1,110,037	1.9%
BrightSpring Health Services, Inc.	$1,058,235	1.9%
ESCO Technologies, Inc.	$932,857	1.6%
Chefs' Warehouse, Inc. (The)	$930,440	1.6%
Ultra Clean Holdings, Inc.	$913,432	1.6%
SiTime Corp.	$886,471	1.6%
Semtech Corp.	$879,008	1.5%
Guardant Health, Inc.	$868,974	1.5%
FirstCash Holdings, Inc.	$850,138	1.5%
Glaukos Corp.	$835,485	1.5%
Total	$9,265,077	16.2%

Sector Breakdown (% of Net Assets)

Table Summary
Health Care	25.8%
Industrials	23.4%
Information Technology	22.5%
Financials	9.4%
Consumer Discretionary	9.3%
Energy	3.5%
Consumer Staples	3.1%
Materials	2.7%
Communication Services	0.5%
Short-Term Investments	4.2%
Other assets less liabilities	-4.4%
Total	100.0%

Class B

1

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VS-B-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-SCG-B-0154-0626

Class B

2

Class A

June 30, 2026

AB VPS Sustainable Global Thematic Portfolio

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Portfolio Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Sustainable Global Thematic Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VA-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$159,166,724
# of Portfolio Holdings	55
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net)	$531,237

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$7,984,992	5.0%
Alphabet, Inc. - Class A	$7,626,275	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	$6,547,891	4.1%
Apple, Inc.	$5,749,583	3.6%
Rockwell Automation, Inc.	$4,233,429	2.6%
Galderma Group AG	$3,748,334	2.4%
Broadcom, Inc.	$3,486,632	2.2%
Cummins, Inc.	$3,359,219	2.1%
NXP Semiconductors NV	$3,324,585	2.1%
Emerson Electric Co.	$3,318,217	2.1%
Total	$49,379,157	31.0%

Class A

1

Country Breakdown (% of Net Assets)

Table Summary
United States	55.7%
Japan	6.6%
United Kingdom	4.8%
Taiwan	4.1%
Italy	3.6%
Switzerland	3.6%
Hong Kong	2.6%
Brazil	1.5%
South Korea	1.5%
China	1.5%
Canada	1.2%
Austria	1.2%
Finland	1.1%
Netherlands	1.1%
Others	2.9%
Short-Term Investments	6.9%
Other assets less liabilities	0.1%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.8%
Industrials	20.5%
Financials	12.5%
Health Care	11.5%
Communication Services	4.8%
Utilities	3.6%
Consumer Discretionary	2.9%
Real Estate	2.0%
Energy	1.2%
Materials	1.2%
Short-Term Investments	6.9%
Other assets less liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VA-A-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-SGT-A-0154-0626

Class A

2

Class B

June 30, 2026

AB VPS Sustainable Global Thematic Portfolio

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Portfolio Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Sustainable Global Thematic Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.abfunds.com/link/AB/64VA-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$59	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Portfolio Statistics

Table Summary
Net Assets	$159,166,724
# of Portfolio Holdings	55
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (Net)	$531,237

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$7,984,992	5.0%
Alphabet, Inc. - Class A	$7,626,275	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	$6,547,891	4.1%
Apple, Inc.	$5,749,583	3.6%
Rockwell Automation, Inc.	$4,233,429	2.6%
Galderma Group AG	$3,748,334	2.4%
Broadcom, Inc.	$3,486,632	2.2%
Cummins, Inc.	$3,359,219	2.1%
NXP Semiconductors NV	$3,324,585	2.1%
Emerson Electric Co.	$3,318,217	2.1%
Total	$49,379,157	31.0%

Class B

1

Country Breakdown (% of Net Assets)

Table Summary
United States	55.7%
Japan	6.6%
United Kingdom	4.8%
Taiwan	4.1%
Italy	3.6%
Switzerland	3.6%
Hong Kong	2.6%
Brazil	1.5%
South Korea	1.5%
China	1.5%
Canada	1.2%
Austria	1.2%
Finland	1.1%
Netherlands	1.1%
Others	2.9%
Short-Term Investments	6.9%
Other assets less liabilities	0.1%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.8%
Industrials	20.5%
Financials	12.5%
Health Care	11.5%
Communication Services	4.8%
Utilities	3.6%
Consumer Discretionary	2.9%
Real Estate	2.0%
Energy	1.2%
Materials	1.2%
Short-Term Investments	6.9%
Other assets less liabilities	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/AB/64VA-B-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

VPS-SGT-B-0154-0626

Class B

2

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

JUN 06.30.26

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	AB BALANCED HEDGED ALLOCATION PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

BALANCED HEDGED ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2026 (unaudited)	AB Variable Products Series Fund

Company		Shares	U.S. $ Value

INVESTMENT COMPANIES–92.4%
FUNDS AND INVESTMENT TRUSTS–92.4%(a)
iShares Core MSCI EAFE ETF		239,500	$23,130,910
iShares Core MSCI Emerging Markets ETF		138,800	11,498,192
iShares Core S&P 500 ETF		71,300	53,395,857
iShares Core U.S. Aggregate Bond ETF(b)		232,900	23,052,442
Vanguard Mid-Cap ETF		38,200	3,077,774
Vanguard Real Estate ETF(b)		32,400	3,124,332
Vanguard Total Bond Market ETF		313,000	22,977,330

Total Investment Companies (cost $106,326,337)			140,256,837

	Principal Amount (000)

INFLATION-LINKED SECURITIES–3.5%
UNITED STATES–3.5%
U.S. Treasury Inflation Index 0.125%, 01/15/2032 (TIPS) (cost $5,871,825)	U.S.$	5,853	5,299,515

	Notional Amount
PURCHASED OPTIONS–CALLS–2.9%
OPTIONS ON EQUITY INDICES–2.9%
S&P 500 Index Expiration: Dec 2027; Contracts: 32; Exercise Price: USD 6,800.00; Counterparty: Morgan Stanley & Co., Inc.(c) (premium paid $3,035,273)	USD	21,760,000	4,313,920

Company		Notional Amount	U.S. $ Value

PURCHASED OPTIONS–PUTS–1.0%
OPTIONS ON EQUITY INDICES–1.0%
S&P 500 Index Expiration: Dec 2027; Contracts: 38; Exercise Price: USD 6,800.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	25,840,000	$1,226,184
S&P 500 Index Expiration: Dec 2027; Contracts: 11; Exercise Price: USD 6,700.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	7,370,000	335,170

Total Purchased Options–Puts (premium paid $2,688,520)			1,561,354

		Shares
COMMON STOCKS–0.0%

ENERGY–0.0%
OIL, GAS & CONSUMABLE FUELS–0.0%
Gazprom PJSC(c)(d)(e)(f)		31,460	–0	–
LUKOIL PJSC(c)(d)(e)(f)		790	–0	–

			–0	–

MATERIALS–0.0%
METALS & MINING–0.0%
MMC Norilsk Nickel PJSC (ADR)(c)(e)(f)		2,540	–0	–

Total Common Stocks (cost $272,431)			–0	–

SHORT-TERM INVESTMENTS–0.0%
INVESTMENT COMPANIES–0.0%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.48%(a)(g)(h) (cost $53,808)		53,808	53,808

TOTAL INVESTMENTS–99.8% (cost $118,248,194)			151,485,434
Other assets less liabilities–0.2%			368,687

NET ASSETS–100.0%			$151,854,121

1

BALANCED HEDGED ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
MSCI EAFE Futures	7	September 2026	$1,100,855	$(10,935)
MSCI Emerging Markets Index Futures	6	September 2026	527,190	(9,039)
S&P 500 E-Mini Futures	5	September 2026	1,887,062	12,585
U.S. T-Note 10 Yr (CBT) Futures	235	September 2026	25,824,297	213,343

				$205,954

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Non-income producing security.

(d)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Gazprom PJSC	09/28/2021-09/29/2021	$154,386	$–0	–	0.00%
LUKOIL PJSC	06/29/2018-07/09/2021	61,154	–0	–	0.00%

(e)	Fair valued by the Adviser.

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(g)	The rate shown represents the 7-day yield as of period end.

(h)	Affiliated investments.

Currency Abbreviations:

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

CBT—Chicago Board of Trade

EAFE—Europe, Australia, and Far East

ETF—Exchange Traded Fund

MSCI—Morgan Stanley Capital International

PJSC—Public Joint Stock Company

TIPS—Treasury Inflation-Protected Securities

See notes to financial statements.

2

BALANCED HEDGED ALLOCATION PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2026 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $118,194,386)	$151,431,626	(a)
Affiliated issuers (cost $53,808)	53,808
Cash	13
Cash collateral due from broker	652,644
Foreign currencies, at value (cost $5,144)	5,583
Receivable for capital stock sold	16,492
Receivable due from Adviser	13,449
Unaffiliated interest and dividends receivable	4,181
Affiliated dividends receivable	3,179
Other assets	533

Total assets	152,181,508

LIABILITIES
Payable for capital stock redeemed	89,060
Advisory fee payable	56,658
Administrative fee payable	50,547
Payable for variation margin on futures	46,424
Distribution fee payable	28,483
Audit and tax fee payable	21,250
Printing fee payable	19,135
Transfer Agent fee payable	118
Directors’ fees payable	89
Accrued expenses	15,623

Total liabilities	327,387

NET ASSETS	$151,854,121

COMPOSITION OF NET ASSETS
Capital stock, at par	$14,465
Additional paid-in capital	115,151,530
Distributable earnings	36,688,126

NET ASSETS	$151,854,121

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$14,554,313	1,361,953	$10.69

B	$137,299,808	13,103,171	$10.48

(a)	Includes securities on loan with a value of $1,309,757 (see Note E).

See notes to financial statements.

3

BALANCED HEDGED ALLOCATION PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2026 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $1,361)	$1,593,302
Affiliated issuers	50,337
Interest	133,688
Securities lending income, net	4,235

1,781,562

EXPENSES
Advisory fee (see Note B)	341,048
Distribution fee—Class B	171,550
Transfer agency—Class A	274
Transfer agency—Class B	2,625
Legal	84,187
Administrative	58,208
Custody and accounting	28,986
Audit and tax	28,886
Printing	24,332
Directors’ fees	8,897
Miscellaneous	7,911

Total expenses	756,904
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(16,857)

Net expenses	740,047

Net investment income	1,041,515

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	1,197,717
Futures	(995,026)
Foreign currency transactions	127
Net change in unrealized appreciation (depreciation) of:
Investments	7,871,396
Futures	596,826
Foreign currency denominated assets and liabilities	(169)

Net gain on investment and foreign currency transactions	8,670,871

NET INCREASE IN NET ASSETS FROM OPERATIONS	$9,712,386

See notes to financial statements.

4

BALANCED HEDGED ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$1,041,515		$2,806,176
Net realized gain on investment and foreign currency transactions	202,818		6,828,908
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	8,468,053		15,155,420

Net increase in net assets from operations	9,712,386		24,790,504
Distributions to Shareholders
Class A	–0	–	(1,073,344)
Class B	–0	–	(9,825,865)
CAPITAL STOCK TRANSACTIONS
Net decrease	(11,298,369)		(16,797,702)

Total decrease	(1,585,983)		(2,906,407)
NET ASSETS
Beginning of period	153,440,104		156,346,511

End of period	$151,854,121		$153,440,104

See notes to financial statements.

5

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Balanced Hedged Allocation Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to maximize total return consistent with the determination of AllianceBernstein L.P. (the “Adviser”) of reasonable risk. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers eight separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, the Adviser serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

6

AB Variable Products Series Fund

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

7

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2026:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Investment Companies	$140,256,837		$–0	–	$–0	–	$140,256,837
Inflation-Linked Securities	–0	–	5,299,515		–0	–	5,299,515
Purchased Options—Calls	–0	–	4,313,920		–0	–	4,313,920
Purchased Options—Puts	–0	–	1,561,354		–0	–	1,561,354
Common Stocks	–0	–	–0	–	0	(a)	–0	–
Short-Term Investments	53,808		–0	–	–0	–	53,808

Total Investments in Securities	140,310,645		11,174,789		0	(a)	151,485,434
Other Financial Instruments(b):
Assets:
Futures	225,928		–0	–	–0	–	225,928	(c)
Liabilities:
Futures	(19,974)		–0	–	–0	–	(19,974	)(c)

Total	$140,516,599		$11,174,789		$0	(a)	$151,691,388

(a)	The Portfolio held securities with zero market value at period end.

(b)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)	Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

8

AB Variable Products Series Fund

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .425% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to .75% and 1.00% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2026, such reimbursements/waivers amounted to $13,099. This fee waiver and/or expense reimbursement agreement extends through May 1, 2027, and then may be extended by the Adviser for additional one-year terms.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement

9

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. At the August 3, 2026 shareholder meeting, shareholders of the Portfolio approved the new investment advisory agreement.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2026, the reimbursement for such services amounted to $58,208.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $1,063 for the six months ended June 30, 2026.

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2026, such waiver amounted to $2,888.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2026 is as follows:

Portfolio	Market Value 12/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$4,209	$11,136	$15,291	$54		$50
AB Government Money Market Portfolio*	30	62,429	62,459	–0	–	1

Total				$54		$51

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

10

AB Variable Products Series Fund

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$–0	–	$7,422,910
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$37,741,333
Gross unrealized depreciation	(4,298,139)

Net unrealized appreciation	$33,443,194

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolio agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2026, the Portfolio held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

11

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Portfolio’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

During the six months ended June 30, 2026, the Portfolio held purchased options for hedging and non-hedging purposes.

During the six months ended June 30, 2026, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$213,343	*

Equity contracts	Receivable for variation margin on futures	12,585	*	Payable for variation margin on futures	$19,974	*

Equity contracts	Investments in securities, at value	5,875,274

Total		$6,101,202			$19,974

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(1,303,522)	$571,091

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	308,496	25,735

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(938,307)	1,312,409

Total		$(1,933,333)	$1,909,235

12

AB Variable Products Series Fund

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2026:

Futures:
Average notional amount of buy contracts	$41,042,696
Average notional amount of sale contracts	$1,058,769	(a)
Purchased Options:
Average notional amount	$58,235,714

(a)	Positions were open for three months during the period.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

13

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2026 is as follows:

					AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*		Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$1,309,757	$–0	–	$1,350,248	$3,443	$792	$870

*	As of June 30, 2026.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Class A
Shares sold	30,546		19,613	$314,574		$193,087
Shares issued in reinvestment of dividends and distributions	–0	–	113,821	–0	–	1,073,343
Shares redeemed	(130,738)		(354,432)	(1,348,446)		(3,416,562)

Net decrease	(100,192)		(220,998)	$(1,033,872)		$(2,150,132)

Class B
Shares sold	216,514		612,057	$2,176,344		$5,807,517
Shares issued on reinvestment of dividends and distributions	–0	–	1,059,965	–0	–	9,825,866
Shares redeemed	(1,225,726)		(3,203,412)	(12,440,841)		(30,280,953)

Net decrease	(1,009,212)		(1,531,390)	$(10,264,497)		$(14,647,570)

At June 30, 2026, certain shareholders of the Portfolio owned 69% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other local, regional or global events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, or conflicts, any of which can affect large portions of the securities markets. It includes the risk that a particular style of investing may underperform the market generally.

Allocation Risk—The allocation of investments among the different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities may have a more significant effect on the Portfolio’s net asset value, or NAV, when one of these investment strategies is performing more poorly than others.

ETF Risk—ETFs are investment companies and are subject to market and selection risk. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETF’s expenses and runs the risk that the ETF may not achieve its investment objective.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may involve more risks than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation, and increased economic, political, regulatory or other uncertainties.

14

AB Variable Products Series Fund

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and management risk. In addition, shareholders of the Portfolio bear both their proportionate share of expenses in the Portfolio (including management fees) and, indirectly, the expenses of the investment companies in which the Portfolio invests (to the extent these expenses are not waived or reimbursed by the Adviser).

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce the Portfolio’s returns.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Portfolio performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (“junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally, and may be more difficult to trade than other types of securities.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase agreements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Real Assets Risk—The Portfolio’s investments in securities linked to real assets involve significant risks, including financial, operating, and competitive risks. Investments in securities linked to real assets expose the Portfolio to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the asset is located. Changes in inflation rates or in the market’s inflation expectations may adversely affect the market value of inflation-sensitive equities. The Portfolio’s investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in real estate investment trusts, or REITs, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws. Some REITs may utilize leverage, which increases investment risk and may potentially increase the Portfolio’s losses.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

15

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the six months ended June 30, 2026.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	2025		2024
Distributions paid from:
Ordinary income	$10,899,209		$4,625,970
Net long-term capital gains	–0	–	1,628,849

Total taxable distributions paid	$10,899,209		$6,254,819

As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$8,697,986
Undistributed capital gains	3,331,297
Accumulated capital and other losses	(11,376,092	)(a)
Unrealized appreciation (depreciation)	26,322,549	(b)

Total accumulated earnings (deficit)	$26,975,740

(a)	As of December 31, 2025, the cumulative deferred loss on straddles was $11,376,092.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2025, the Portfolio did not have any capital loss carryforwards.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

16

BALANCED HEDGED ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.02	$9.17	$8.78	$8.28	$11.75	$10.61

Income From Investment Operations
Net investment income(a)(b)	.08	.20	.18	.16	.15	.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.59	1.38	.59	.89	(2.25)	1.29
Contributions from Affiliates	–0	–	–0	–	–0	–	–0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.67	1.58	.77	1.05	(2.10)	1.45

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.21)	(.19)	(.10)	(.35)	(.06)
Distributions from net realized gain on investment transactions	–0	–	(.52)	(.19)	(.45)	(1.02)	(.25)

Total dividends and distributions	–0	–	(.73)	(.38)	(.55)	(1.37)	(.31)

Net asset value, end of period	$10.69	$10.02	$9.17	$8.78	$8.28	$11.75

Total Return
Total investment return based on net asset value(d)(e)	6.69%	17.71%	8.84%	13.04%	(18.99)%	13.73%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,554	$14,647	$15,428	$15,843	$16,241	$21,879
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)‡	.75	%(g)	.68%	.66%	.69%	.63%	.56%
Expenses, before waiver/reimbursements(f)‡	.77	%(g)	.69%	.67%	.70%	.71%	.75%
Net investment income(b)	1.60	%(g)	2.04%	1.97%	1.92%	1.50%	1.43%
Portfolio turnover rate	0%	7%	6%	4%	135	%(h)	63	%(h)

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04	%(g)	.05%	.04%	.04%	.09%	.20%

See footnote summary on page 19.

17

BALANCED HEDGED ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.83	$9.01	$8.63	$8.15	$11.58	$10.47

Income From Investment Operations
Net investment income(a)(b)	.07	.17	.15	.14	.12	.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.58	1.35	.58	.87	(2.22)	1.26
Contributions from Affiliates	–0	–	–0	–	–0	–	–0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.65	1.52	.73	1.01	(2.10)	1.39

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.18)	(.16)	(.08)	(.31)	(.03)
Distributions from net realized gain on investment transactions	–0	–	(.52)	(.19)	(.45)	(1.02)	(.25)

Total dividends and distributions	–0	–	(.70)	(.35)	(.53)	(1.33)	(.28)

Net asset value, end of period	$10.48	$9.83	$9.01	$8.63	$8.15	$11.58

Total Return
Total investment return based on net asset value(d)(e)	6.61%	17.36%	8.58%	12.66%	(19.17)%	13.36%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$137,300	$138,793	$140,919	$156,998	$161,149	$223,893
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)‡	1.00	%(g)	.93%	.91%	.94%	.88%	.81%
Expenses, before waiver/reimbursements(f)‡	1.02	%(g)	.94%	.92%	.95%	.96%	1.00%
Net investment income(b)	1.35	%(g)	1.80%	1.71%	1.66%	1.24%	1.20%
Portfolio turnover rate	0%	7%	6%	4%	135	%(h)	63	%(h)

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04	%(g)	.05%	.04%	.04%	.09%	.20%

See footnote summary on page 19.

18

AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2026, the years ended December 31, 2025, December 31, 2024 and December 31, 2022 by .01%, .04%, .10% and .02%, respectively.

(f)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the six months ended June 30, 2026 and for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022, and December 31, 2021, such waiver amounted to .00% (annualized), .01%, .01%, .01%, .08%, and .19%, respectively.

(g)	Annualized.

(h)	The Portfolio accounts for dollar roll transactions as purchases and sales.

See notes to financial statements.

19

BALANCED HEDGED ALLOCATION PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S PROPOSED NEW ADVISORY AGREEMENT AND INTERIM ADVISORY AGREEMENT IN THE CONTEXT OF A POTENTIAL ASSIGNMENT

As described in more detail in the Proxy Statement for AB Variable Products Series Fund, Inc. (the “Company”) dated June 23, 2026, the Board of the Company, at a meeting held in-person on May 5-7, 2026, approved a new advisory agreement with the Adviser (the “Proposed Agreement”) in respect of each fund organized as a series of the Company (the “Funds”), including AB Balanced Hedged Allocation Portfolio (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreement for the Company in respect of the Funds, including Fund, resulting in the automatic termination of such advisory agreement.

At the same meeting, the Board also considered and approved an interim advisory agreement with the Adviser (the “Interim Advisory Agreement”) for the Company in respect of the Funds, including the Fund, to be effective only in the event that stockholder approval of the Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreement and its automatic termination.

The stockholders of the Fund subsequently approved the Proposed Agreement at an annual meeting of stockholders called for the purpose of electing Directors and voting on the Proposed Agreement.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Board held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Board consider and approve the Proposed Agreement in respect of each Fund. The Current Agreement in respect of each Fund provides for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreement is being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreement in respect of each Fund, the Board considered its conclusions in connection with its most recent approval of the Current Agreement, in particular in cases where the last approval of the Current Agreement in respect of a Fund was relatively recent, including the Board’s general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreement, the Board considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Board since their most recent approval of the Current Agreement in respect of a Fund that would be a material consideration to the Board in connection with their consideration of the Proposed Agreement, except for matters disclosed to the Board by the Adviser. The Directors considered the fact that the Proposed Agreement would have corresponding terms and conditions identical to those of the Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreement, including the management fees, were fair and reasonable in light of the services performed under the

20

AB Variable Products Series Fund

Current Agreement and to be performed under the Proposed Agreement, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that the Proposed Agreement, similar to the Current Agreement, provides that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreement. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses. The Directors noted that certain Funds, as applicable, were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Class B shares of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreement was approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

21

BALANCED HEDGED ALLOCATION PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

The Board’s consideration of the Proposed Agreement was informed by their most recent approval of the Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund stockholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Board’s consideration of the Proposed Agreement was informed by their most recent approval of the Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that

22

AB Variable Products Series Fund

give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all.

The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

Interim Advisory Agreement

In approving the Interim Advisory Agreement, the Board with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreement. The Interim Advisory Agreement approved by the Board is identical to the Proposed Agreement, as well as the Current Agreement, in all material respects except for its proposed effective and termination dates and pro-visions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under the Interim Advisory Agreement would be held in escrow pending stockholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Balanced Hedged Allocation Portfolio (the “Fund”) at a meeting held in-person on November 4-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They

23

BALANCED HEDGED ALLOCATION PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meetings, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods July 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was equal to the median.

24

AB Variable Products Series Fund

The Adviser informed the directors that there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Fund.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class B shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class B expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, and the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the median of a peer group and equal to the median of a peer universe. After reviewing and discussing the Adviser’s explanation for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

25

VPS-BHA-0152-0626

JUN 06.30.26

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	AB DYNAMIC ASSET ALLOCATION PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2026 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–63.1%

INFORMATION TECHNOLOGY–19.1%
COMMUNICATIONS EQUIPMENT–0.7%
Arista Networks, Inc.(a)	1,806	$306,803
Ciena Corp.(a)	239	117,244
Cisco Systems, Inc.	6,679	784,515
F5, Inc.(a)	96	39,932
Lumentum Holdings, Inc.(a)	121	103,825
Motorola Solutions, Inc.	281	116,697
Nokia Oyj	8,496	113,305
Telefonaktiebolaget LM Ericsson–Class B	4,469	50,118

		1,632,439

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.8%
Amphenol Corp.–Class A	2,079	366,569
CDW Corp./DE	216	30,378
Celestica, Inc.(a)	194	70,752
Coherent Corp.(a)	314	123,864
Corning, Inc.	1,344	343,298
Fabrinet(a)(b)	61	34,287
Flex Ltd.(a)	622	100,808
Halma PLC	626	32,720
Hexagon AB–Class B	3,511	29,048
Ibiden Co., Ltd.	393	59,336
Jabil, Inc.	178	68,615
Keyence Corp.	319	161,250
Keysight Technologies, Inc.(a)	290	101,520
Kyocera Corp.	1,979	43,890
Murata Manufacturing Co., Ltd.	2,738	196,547
TDK Corp.	3,205	71,902
TE Connectivity PLC	496	99,999
Teledyne Technologies, Inc.(a)	78	52,018
Yokogawa Electric Corp.	370	13,003

		1,999,804

IT SERVICES–0.6%
Accenture PLC–Class A	1,038	129,169
Capgemini SE	259	26,002
CGI, Inc.(b)	318	20,554
Cognizant Technology Solutions Corp.–Class A	809	31,333
CoreWeave, Inc.–Class A(a)	460	45,788
Fujitsu Ltd.	2,868	56,987
Indra Sistemas SA	127	6,966
International Business Machines Corp.	1,586	445,999
MongoDB, Inc.(a)	132	44,339
NEC Corp.	2,076	50,119
Nomura Research Institute Ltd.(b)	639	17,927
Obic Co., Ltd.	547	12,846

Company	Shares	U.S. $ Value

Okta, Inc.(a)	286	$39,025
Otsuka Corp.(b)	386	6,608
Shopify, Inc.–Class A(a)	2,073	237,169
Snowflake, Inc.(a)	555	141,248
Twilio, Inc.–Class A(a)	243	50,138
VeriSign, Inc.	140	35,218

		1,397,435

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–9.8%
Advanced Micro Devices, Inc.(a)	2,757	1,601,569
Advantest Corp.	1,238	254,692
Analog Devices, Inc.	825	327,665
Applied Materials, Inc.	1,342	970,266
ASM International NV	79	90,849
ASML Holding NV	656	1,298,995
Astera Labs, Inc.(a)	230	111,095
BE Semiconductor Industries NV	120	39,630
Broadcom, Inc.	7,605	2,872,789
Credo Technology Group Holding Ltd.(a)	281	76,418
Disco Corp.	147	76,474
Entegris, Inc.	257	46,224
First Solar, Inc.(a)	173	40,821
Infineon Technologies AG	2,208	207,998
Intel Corp.(a)	7,429	1,037,311
Kioxia Holdings Corp.(a)	531	308,633
KLA Corp.	2,220	669,796
Lam Research Corp.	2,111	914,760
Lasertec Corp.	132	41,928
Marvell Technology, Inc.	1,442	429,557
Microchip Technology, Inc.	915	83,448
Micron Technology, Inc.	1,907	2,201,231
Monolithic Power Systems, Inc.	79	109,206
Nova Ltd.(a)	52	27,655
NVIDIA Corp.	39,033	7,810,113
NXP Semiconductors NV	427	120,000
ON Semiconductor Corp.(a)	665	62,869
Qnity Electronics, Inc.	354	57,812
QUALCOMM, Inc.	1,804	333,361
Renesas Electronics Corp.	2,926	90,322
SCREEN Holdings Co., Ltd.(b)	258	28,942
STMicroelectronics NV	1,069	79,075
Teradyne, Inc.	265	128,218
Texas Instruments, Inc.	1,539	458,730
Tokyo Electron Ltd.	758	367,519
Tower Semiconductor Ltd.(a)	189	48,935

		23,424,906

SOFTWARE–3.6%
Adobe, Inc.(a)	683	140,029
AppLovin Corp.–Class A(a)	388	199,909
Atlassian Corp.–Class A(a)	287	22,326
Autodesk, Inc.(a)	357	69,408

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Cadence Design Systems, Inc.(a)	467	$175,274
Check Point Software Technologies Ltd.(a)	132	17,349
Circle Internet Group, Inc.(a)	251	15,720
Cloudflare, Inc.–Class A(a)	525	128,772
Coinbase Global, Inc.–Class A(a)	358	52,336
Constellation Software, Inc./Canada	34	64,008
Crowdstrike Holdings, Inc.–Class A(a)	417	318,229
CyberArk Software Ltd.(a)(c)(d)	92	4,140
Dassault Systemes SE	1,134	23,130
Datadog, Inc.–Class A(a)	528	137,470
Descartes Systems Group, Inc. (The)(a)	145	10,043
Fair Isaac Corp.(a)	39	46,596
Fortinet, Inc.(a)	1,063	163,298
Gen Digital, Inc.	896	22,301
Intuit, Inc.	468	122,148
IREN Ltd.(a)	548	25,060
Microsoft Corp.	11,928	4,449,383
Nebius Group NV(a)(b)	341	94,174
Nemetschek SE	98	5,966
Octave Intelligence PLC (SDR)(a)	367	5,920
Oracle Corp.	2,918	427,633
Palantir Technologies, Inc.–Class A(a)	3,682	429,579
Palo Alto Networks, Inc.(a)	1,371	467,538
PTC, Inc.(a)	201	22,836
Roper Technologies, Inc.	174	58,880
Sage Group PLC (The)	1,562	16,946
Salesforce, Inc.	1,349	211,334
Samsara, Inc.–Class A(a)	592	19,199
SAP SE	1,766	272,226
ServiceNow, Inc.(a)	1,769	175,626
Strategy, Inc.(a)	441	38,336
Synopsys, Inc.(a)	308	137,390
Trimble, Inc.(a)	396	20,267
Tyler Technologies, Inc.(a)	72	21,057
WiseTech Global Ltd.(b)	327	7,502
Workday, Inc.–Class A(a)	356	43,582
Xero Ltd.(a)	274	13,775
Zoom Communications, Inc.(a)	405	34,956
Zscaler, Inc.(a)	177	24,984

		8,756,635

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–3.6%
Apple, Inc.	24,824	7,183,073
Canon, Inc.(b)	1,353	34,651
Dell Technologies, Inc.–Class C	509	219,613

Company	Shares	U.S. $ Value

Everpure, Inc.–Class A(a)	531	$41,837
FUJIFILM Holdings Corp.	1,893	40,498
Hewlett Packard Enterprise Co.	2,244	101,227
HP, Inc.	1,546	33,919
IonQ, Inc.(a)(b)	573	30,518
Logitech International SA (REG)	292	27,392
NetApp, Inc.	334	51,690
Seagate Technology Holdings PLC	369	356,085
Super Micro Computer, Inc.(a)	863	25,312
Western Digital Corp.	585	373,651

		8,519,466

		45,730,685

FINANCIALS–10.0%
BANKS–4.6%
ABN AMRO Bank NV	1,044	44,403
AIB Group PLC	3,721	43,731
ANZ Group Holdings Ltd.(b)	5,097	124,389
Banca Monte dei Paschi di Siena SpA	3,211	39,904
Banco Bilbao Vizcaya Argentaria SA	9,526	239,834
Banco BPM SpA	1,921	33,219
Banco Comercial Portugues SA	13,768	16,290
Banco de Sabadell SA	8,070	28,596
Banco Santander SA	24,216	336,114
Bank Hapoalim BM	2,215	51,090
Bank Leumi Le-Israel BM	2,499	55,924
Bank of America Corp.	11,478	654,016
Bank of Ireland Group PLC	1,607	32,016
Bank of Montreal	1,164	205,732
Bank of Nova Scotia (The)	2,084	181,135
Bankinter SA	1,064	17,818
Banque Cantonale Vaudoise (REG)(b)	58	8,491
Barclays PLC	23,137	155,041
BAWAG Group AG(e)	124	24,860
BNP Paribas SA	1,676	195,745
BOC Hong Kong Holdings Ltd.–Class H	6,257	33,954
BPER Banca SpA	2,646	41,572
CaixaBank SA	5,939	84,145
Canadian Imperial Bank of Commerce	1,553	178,837
Chiba Bank Ltd. (The)	918	14,063
Citigroup, Inc.	2,884	403,645
Citizens Financial Group, Inc.	719	50,380
Commerzbank AG	1,146	48,813
Commonwealth Bank of Australia(b)	2,830	322,519
Credit Agricole SA	1,535	30,874
Danske Bank A/S	1,059	56,765
DBS Group Holdings Ltd.	3,486	176,513

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

DNB Bank ASA	1,374	$40,907
Erste Group Bank AG	521	69,730
Fifth Third Bancorp	1,531	86,303
FinecoBank Banca Fineco SpA	1,035	26,024
First Citizens BancShares, Inc./NC–Class A	13	27,050
HSBC Holdings PLC	29,055	549,409
Huntington Bancshares, Inc./OH	3,444	61,062
ING Groep NV	4,938	155,810
Intesa Sanpaolo SpA	23,555	161,900
Israel Discount Bank Ltd.–Class A	2,069	20,486
Japan Post Bank Co., Ltd.	3,023	57,535
JPMorgan Chase & Co.	4,535	1,484,442
KBC Group NV	388	52,994
KeyCorp	1,542	35,543
Lloyds Banking Group PLC	99,021	144,920
M&T Bank Corp.	252	59,979
Mitsubishi UFJ Financial Group, Inc.	18,060	359,808
Mizrahi Tefahot Bank Ltd.	264	17,485
Mizuho Financial Group, Inc.	3,999	192,067
National Australia Bank Ltd.	5,187	136,204
National Bank of Canada	655	103,410
NatWest Group PLC	13,494	119,070
Nordea Bank Abp	5,192	98,528
Oversea-Chinese Banking Corp., Ltd.	5,535	106,220
Pinnacle Financial Partners, Inc.	255	25,724
PNC Financial Services Group, Inc. (The)	680	167,430
Raiffeisen Bank International AG	222	14,192
Regions Financial Corp.	1,445	43,639
Resona Holdings, Inc.	3,511	45,777
Royal Bank of Canada	2,363	489,311
Skandinaviska Enskilda Banken AB	2,474	49,260
Societe Generale SA	1,080	95,591
Standard Chartered PLC	3,010	81,398
Sumitomo Mitsui Financial Group, Inc.	6,148	240,996
Sumitomo Mitsui Trust Group, Inc.	1,063	39,692
Svenska Handelsbanken AB–Class A	2,302	33,875
Swedbank AB–Class A	1,388	51,850
Toronto-Dominion Bank (The)	2,800	340,442
Truist Financial Corp.	2,098	104,522
UniCredit SpA	2,295	205,675
United Overseas Bank Ltd.	2,042	62,883
US Bancorp	2,625	158,550
Wells Fargo & Co.	5,181	428,158
Westpac Banking Corp.(b)	5,783	140,907

Company	Shares	U.S. $ Value

Yokohama Financial Group, Inc.	1,645	$17,716

		10,934,902

CAPITAL MARKETS–1.9%
3i Group PLC	1,646	54,127
Ameriprise Financial, Inc.	153	70,190
Amundi SA	105	10,079
Ares Management Corp.–Class A(b)	355	39,515
ASX Ltd.(b)	330	12,178
Bank of New York Mellon Corp. (The)	1,161	167,892
Blackrock, Inc.	250	240,390
Blackstone, Inc.	1,255	147,676
Brookfield Asset Management Ltd.–Class A(b)	554	24,851
Brookfield Corp.	3,377	144,081
Carlyle Group, Inc. (The)	443	18,655
Cboe Global Markets, Inc.	177	42,953
Charles Schwab Corp. (The)	2,792	257,618
CME Group, Inc.	613	135,369
CVC Capital Partners PLC(b)(e)	356	5,179
Daiwa Securities Group, Inc.	2,123	21,055
Deutsche Bank AG (REG)	3,069	103,938
Deutsche Boerse AG	307	83,734
EQT AB(b)	731	20,680
Euronext NV(e)	131	20,954
Futu Holdings Ltd. (ADR)	83	7,780
Goldman Sachs Group, Inc. (The)	499	504,674
Hong Kong Exchanges & Clearing Ltd.–Class H	2,037	94,775
IGM Financial, Inc.	138	7,704
Interactive Brokers Group, Inc.–Class A	716	62,321
Intercontinental Exchange, Inc.	958	117,939
Japan Exchange Group, Inc.	1,614	20,427
Julius Baer Group Ltd.	394	34,042
KKR & Co., Inc.	1,055	96,828
London Stock Exchange Group PLC	754	81,519
LPL Financial Holdings, Inc.	136	38,308
Macquarie Group Ltd.	612	106,393
Moody’s Corp.	255	115,495
Morgan Stanley	2,004	418,916
MSCI, Inc.	121	67,765
Nasdaq, Inc.	769	60,613
Nomura Holdings, Inc.	4,961	43,557
Northern Trust Corp.	297	51,631
Partners Group Holding AG	39	31,944
Raymond James Financial, Inc.	300	45,609
Robinhood Markets, Inc.–Class A(a)	1,269	127,255
S&P Global, Inc.	513	208,924

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

SBI Holdings, Inc.	894	$14,661
Schroders PLC	1,362	10,616
Singapore Exchange Ltd.	1,359	25,355
State Street Corp.	471	79,882
T. Rowe Price Group, Inc.	368	41,838
TMX Group Ltd.	468	15,321
Tradeweb Markets, Inc.–Class A	196	19,533
UBS Group AG (REG)(a)	6,078	301,232

		4,473,971

CONSUMER FINANCE–0.2%
American Express Co.	899	304,087
Capital One Financial Corp.	1,011	202,827
SoFi Technologies, Inc.(a)(b)	2,156	38,657
Synchrony Financial	588	44,717

		590,288

FINANCIAL SERVICES–1.6%
Adyen NV(a)	45	42,215
Affirm Holdings, Inc.(a)(b)	470	38,328
Apollo Global Management, Inc.(b)	709	83,882
Banca Mediolanum SpA	347	8,648
Berkshire Hathaway, Inc.–Class B(a)	2,351	1,176,417
Block, Inc.(a)	866	65,816
Corebridge Financial, Inc.	405	11,595
Corpay, Inc.(a)	106	35,327
EXOR NV(c)	149	11,415
Fidelity National Information Services, Inc.	870	33,826
Fiserv, Inc.(a)	904	44,341
Global Payments, Inc.	396	28,734
Groupe Bruxelles Lambert NV	124	11,306
Industrivarden AB–Class A	178	9,986
Industrivarden AB–Class C	271	14,883
Infratil Ltd.(b)	1,521	13,342
Investor AB–Class B	2,927	121,620
L E Lundbergforetagen AB–Class B	122	7,033
M&G PLC	3,769	16,815
Mastercard, Inc.–Class A	1,385	711,336
Mitsubishi HC Capital, Inc.(b)	1,488	12,087
ORIX Corp.	1,853	70,584
PayPal Holdings, Inc.	1,445	62,395
Poste Italiane SpA	773	25,303
Rocket Cos., Inc.–Class A(a)(b)	1,519	23,924
Sofina SA(b)	26	6,622
Toast, Inc.–Class A(a)	797	22,172
Visa, Inc.–Class A	2,842	975,062
Washington H Soul Pattinson & Co., Ltd.	578	18,476
Wise Group PLC–Class A(a)	1,214	14,553

		3,718,043

Company	Shares	U.S. $ Value

INSURANCE–1.7%
Admiral Group PLC	440	$20,781
Aegon Ltd.	2,061	17,540
Aflac, Inc.	784	91,924
Ageas SA/NV	252	20,163
AIA Group Ltd.–Class H	17,768	162,670
Allianz SE (REG)	643	304,363
Allstate Corp. (The)	437	103,980
American International Group, Inc.	904	67,375
Aon PLC–Class A	344	114,101
Arch Capital Group Ltd.(a)	587	56,974
Arthur J Gallagher & Co.	435	99,863
ASR Nederland NV	265	20,013
Aviva PLC	5,123	44,169
AXA SA	2,651	132,840
Brown & Brown, Inc.	488	31,305
Chubb Ltd.	591	201,377
Cincinnati Financial Corp.	263	48,692
Daiichi Life Group, Inc.	5,818	63,525
Erie Indemnity Co.–Class A(b)	43	10,309
Everest Group Ltd.	68	24,292
Fairfax Financial Holdings Ltd.	32	52,634
Fidelity National Financial, Inc.	436	20,562
Generali(b)	1,376	67,084
Gjensidige Forsikring ASA	338	9,149
Great-West Lifeco, Inc.	420	26,762
Hannover Rueck SE	102	28,248
Harel Insurance Investments & Financial Services Ltd.	200	10,536
Hartford Insurance Group, Inc. (The)	465	61,622
Helvetia Baloise Holding AG	150	38,685
iA Financial Corp., Inc.	152	20,988
Insurance Australia Group Ltd.	3,775	21,113
Intact Financial Corp.	300	61,916
Japan Post Holdings Co., Ltd.	2,849	38,294
Japan Post Insurance Co., Ltd.	896	8,469
Legal & General Group PLC	8,856	33,576
Loews Corp.	287	32,491
Manulife Financial Corp.	2,835	114,979
Mapfre SA	1,562	7,734
Markel Group, Inc.(a)	21	41,013
Marsh & McLennan Cos., Inc.	815	135,836
Medibank Pvt. Ltd.	4,657	16,000
MetLife, Inc.	937	79,280
MS&AD Insurance Group Holdings, Inc.	2,019	52,332
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	221	123,420
NN Group NV	445	39,013

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Phoenix Financial Ltd.	385	$21,286
Power Corp. of Canada(b)	904	56,359
Principal Financial Group, Inc.	367	39,555
Progressive Corp. (The)	989	216,047
Prudential Financial, Inc.	588	63,463
Prudential PLC	4,268	56,688
QBE Insurance Group Ltd.	2,539	44,166
Sampo Oyj–Class A	4,040	42,428
Sompo Holdings, Inc.	1,382	52,503
Standard Life PLC	1,191	13,166
Sun Life Financial, Inc.(b)	937	73,566
Suncorp Group Ltd.	1,831	24,428
Swiss Re AG	572	90,919
T&D Holdings, Inc.	743	22,162
Talanx AG	100	12,648
Tokio Marine Holdings, Inc.	3,025	133,006
Travelers Cos., Inc. (The)	360	118,843
Tryg A/S	517	11,769
Unipol Assicurazioni SpA	607	16,966
W R Berkley Corp.	364	25,673
Willis Towers Watson PLC	160	41,819
Zurich Insurance Group AG	280	207,097

		4,162,549

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)–0.0%
Annaly Capital Management, Inc.	1,215	27,167

		23,906,920

INDUSTRIALS–7.4%
AEROSPACE & DEFENSE–1.6%
Airbus SE	1,005	223,604
Axon Enterprise, Inc.(a)	129	72,319
BAE Systems PLC	4,954	121,406
Boeing Co. (The)(a)	1,262	273,185
Bombardier, Inc.–Class B(a)	141	32,464
CAE, Inc.(a)(b)	490	12,269
CSG NV(a)(b)	254	3,707
Curtiss-Wright Corp.	62	46,981
Dassault Aviation SA	29	9,526
Elbit Systems Ltd.	47	35,738
FTAI Aviation Ltd.	169	45,720
General Dynamics Corp.	389	137,799
General Electric Co.	1,767	660,381
HEICO Corp.	72	25,646
HEICO Corp.–Class A	128	33,012
Hensoldt AG	103	8,001
Honeywell Aerospace, Inc.(a)	537	118,720
Howmet Aerospace, Inc.	678	182,287
Kongsberg Gruppen ASA	706	21,276
L3Harris Technologies, Inc.	316	91,826
Leonardo SpA	684	36,724
Lockheed Martin Corp.	351	178,820
Melrose Industries PLC	2,111	13,311
MTU Aero Engines AG	91	37,920

Company	Shares	U.S. $ Value

Northrop Grumman Corp.	228	$116,123
Rheinmetall AG	79	89,885
Rocket Lab Corp.(a)	880	89,452
Rolls-Royce Holdings PLC	14,201	272,228
RTX Corp.	2,276	431,825
Saab AB–Class B	542	28,257
Safran SA	584	230,143
Singapore Technologies Engineering Ltd.	2,640	21,263
Textron, Inc.	294	26,969
Thales SA	157	40,349
TransDigm Group, Inc.	95	126,544

		3,895,680

AIR FREIGHT & LOGISTICS–0.2%
CH Robinson Worldwide, Inc.	199	37,480
Deutsche Post AG	1,556	94,599
DSV A/S	325	77,335
Expeditors International of Washington, Inc.	225	36,670
FedEx Corp.	389	121,808
InPost SA(a)	423	7,455
United Parcel Service, Inc.–Class B	1,259	135,342

		510,689

BUILDING PRODUCTS–0.4%
AGC, Inc.(b)	322	13,913
Allegion PLC	146	20,511
Assa Abloy AB–Class B	1,650	58,296
Belimo Holding AG (REG)	17	19,114
Carlisle Cos., Inc.	69	25,030
Carrier Global Corp.	1,271	93,228
Cie de Saint-Gobain SA	753	68,284
Daikin Industries Ltd.	446	68,032
Geberit AG (REG)	65	43,376
Johnson Controls International PLC	1,035	151,224
Kingspan Group PLC	259	23,686
Lennox International, Inc.	53	30,366
Masco Corp.	343	27,910
Nibe Industrier AB–Class B	2,412	8,966
Otis Worldwide Corp.	657	47,041
ROCKWOOL A/S–Class B	159	5,100
Trane Technologies PLC	374	183,694

		887,771

COMMERCIAL SERVICES & SUPPLIES–0.3%
Brambles Ltd.	2,283	30,825
Cintas Corp.	575	97,796
Copart, Inc.(a)	1,507	42,482
Dai Nippon Printing Co., Ltd.	613	11,248
Element Fleet Management Corp.	673	13,890
GFL Environmental, Inc.(b)	414	15,223
RB Global, Inc.(b)	314	36,555
Rentokil Initial PLC	4,271	24,289

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Republic Services, Inc.	340	$72,447
Rollins, Inc.	489	20,411
Secom Co., Ltd.	671	26,656
Securitas AB–Class B	808	13,270
TOPPAN Holdings, Inc.(b)	374	11,859
Veralto Corp.	415	36,802
Verisure PLC(a)(b)	393	4,382
Waste Connections, Inc.	432	72,010
Waste Management, Inc.	681	151,781

		681,926

CONSTRUCTION & ENGINEERING–0.3%
ACS Actividades de Construccion y Servicios SA	299	43,970
AtkinsRealis Group, Inc.(b)	277	17,203
Bouygues SA	375	20,941
Comfort Systems USA, Inc.	59	116,935
Eiffage SA	116	17,111
EMCOR Group, Inc.	75	62,241
Ferrovial NV(b)	802	54,970
HOCHTIEF AG	25	14,491
Kajima Corp.	670	24,423
MasTec, Inc.(a)	103	42,854
Obayashi Corp.	1,053	21,280
Quanta Services, Inc.	254	182,890
Shimizu Corp.	818	12,954
Skanska AB–Class B	559	14,954
Stantec, Inc.	193	13,312
Taisei Corp.	241	21,334
Vinci SA	788	115,086
WSP Global, Inc.	228	28,270

		825,219

ELECTRICAL EQUIPMENT–1.2%
ABB Ltd. (REG)	3,001	326,447
AMETEK, Inc.	387	93,631
Bloom Energy Corp.–Class A(a)	457	138,334
Eaton Corp. PLC	656	279,535
Emerson Electric Co.	950	135,993
Fuji Electric Co., Ltd.	234	19,821
Fujikura Ltd.	2,551	101,126
Furukawa Electric Co., Ltd.	1,110	33,386
GE Vernova, Inc.	456	535,736
Hubbell, Inc.	90	47,088
Legrand SA	432	73,200
Mitsubishi Electric Corp.	3,216	117,945
NIDEC Corp.(a)	1,412	23,209
Prysmian SpA	476	80,131
Rockwell Automation, Inc.	190	94,065
Schneider Electric SE	927	303,338
Siemens Energy AG	1,310	249,740
Vertiv Holdings Co.–Class A	615	205,914
Vestas Wind Systems A/S	1,622	45,924

		2,904,563

Company	Shares	U.S. $ Value

GROUND TRANSPORTATION–0.5%
Ayvens SA(e)	563	$7,416
Canadian National Railway Co.	875	104,420
Canadian Pacific Kansas City Ltd.(b)	1,509	130,828
Central Japan Railway Co.	1,270	27,108
CSX Corp.	3,145	149,482
East Japan Railway Co.(b)	1,630	34,064
Fedex Freight Holding Co., Inc.(a)	194	29,294
Grab Holdings Ltd.–Class A(a)(b)	4,030	15,193
Hankyu Hanshin Holdings, Inc.(b)	383	10,077
JB Hunt Transport Services, Inc.	128	37,047
MTR Corp., Ltd.–Class H(b)	2,631	10,261
Norfolk Southern Corp.	380	119,544
Old Dominion Freight Line, Inc.	317	68,662
Seibu Holdings, Inc.	336	6,582
TFI International, Inc.(b)	132	19,001
Uber Technologies, Inc.(a)	3,013	217,418
Union Pacific Corp.	1,004	273,088
West Japan Railway Co.(b)	693	11,607
XPO, Inc.(a)	194	39,827

		1,310,919

INDUSTRIAL CONGLOMERATES–0.4%
3M Co.	891	144,262
CK Hutchison Holdings Ltd.–Class H	4,533	38,420
Hikari Tsushin, Inc.	30	6,592
Hitachi Ltd.	7,477	206,934
Honeywell International, Inc.	538	120,346
Investment AB Latour–Class B	230	4,571
Jardine Matheson Holdings Ltd.	273	16,835
Keppel Ltd.	2,386	20,238
Lifco AB–Class B	358	11,733
Siemens AG (REG)	1,256	403,813
Smiths Group PLC	515	17,494
Swire Pacific Ltd.–Class H	593	6,194

		997,432

MACHINERY–1.4%
Alfa Laval AB	489	29,172
Alstom SA(a)	586	10,238
Atlas Copco AB–Class A	4,258	86,306
Atlas Copco AB–Class B	2,507	44,444
Caterpillar, Inc.	787	838,076
CNH Industrial NV(b)	1,468	16,486
Cummins, Inc.	234	166,891
Daifuku Co., Ltd.	530	23,479
Daimler Truck Holding AG	777	37,474

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Deere & Co.	411	$260,710
Dover Corp.	228	51,136
Ebara Corp.(b)	773	30,273
Epiroc AB–Class A	1,045	28,671
Epiroc AB–Class B	643	14,924
FANUC Corp.	1,578	72,661
Fortive Corp.	482	29,445
GEA Group AG	248	17,029
Graco, Inc.	280	21,171
IDEX Corp.	125	28,369
IHI Corp.	1,648	27,824
Illinois Tool Works, Inc.	463	125,228
Indutrade AB	462	9,560
Ingersoll Rand, Inc.	662	54,277
Kawasaki Heavy Industries Ltd.(b)	1,242	22,477
Knorr-Bremse AG	109	12,683
Komatsu Ltd.	1,455	56,814
Kone Oyj–Class B	556	31,628
Kubota Corp.(b)	1,637	27,391
Makita Corp.	367	13,198
Metso Oyj	1,086	18,884
Minebea Mitsumi, Inc.	560	16,611
Mitsubishi Heavy Industries Ltd.	5,419	123,134
Nordson Corp.	90	27,152
PACCAR, Inc.	890	106,907
Parker-Hannifin Corp.	213	208,340
Pentair PLC	273	20,928
Rational AG	9	6,593
Sandvik AB	1,750	72,266
Schindler Holding AG	78	25,857
SKF AB–Class B	577	14,821
SMC Corp.	92	41,132
Snap-on, Inc.	88	35,411
Spirax Group PLC	125	11,340
Techtronic Industries Co., Ltd.–Class H	2,320	38,608
Trelleborg AB–Class B	326	13,582
VAT Group AG(e)	52	45,600
Volvo AB–Class B	2,624	89,257
Wartsila Oyj Abp(b)	825	31,509
Westinghouse Air Brake Technologies Corp.	288	77,645
Xylem, Inc./NY	411	48,584
Yangzijiang Shipbuilding Holdings Ltd.	4,368	11,587

		3,273,783

MARINE TRANSPORTATION–0.0%
AP Moller–Maersk A/S–Class A	4	9,233
AP Moller–Maersk A/S–Class B	6	14,253
Kawasaki Kisen Kaisha Ltd.	594	9,105
Kuehne & Nagel International AG (REG)	92	22,323
Mitsui OSK Lines Ltd.(b)	568	18,196

Company	Shares	U.S. $ Value

Nippon Yusen KK	657	$21,250
SITC International Holdings Co., Ltd.–Class H	2,283	9,158

		103,518

PASSENGER AIRLINES–0.1%
ANA Holdings, Inc.	273	4,998
Delta Air Lines, Inc.	278	26,037
Deutsche Lufthansa AG (REG)	1,014	11,619
International Consolidated Airlines Group SA(b)	1,949	12,373
Qantas Airways Ltd.	1,254	9,213
Ryanair Holdings PLC	706	22,069
Singapore Airlines Ltd.(b)	2,535	15,075
United Airlines Holdings, Inc.(a)	137	18,631

		120,015

PROFESSIONAL SERVICES–0.4%
Automatic Data Processing, Inc.	681	152,510
Broadridge Financial Solutions, Inc.	197	26,979
Bureau Veritas SA	537	16,448
Computershare Ltd.	880	23,305
Equifax, Inc.	204	32,379
Experian PLC	1,523	51,330
Intertek Group PLC	260	20,014
Jacobs Solutions, Inc.	199	25,074
Leidos Holdings, Inc.	202	20,800
Paychex, Inc.	545	53,590
Recruit Holdings Co., Ltd.	2,241	155,926
RELX PLC	3,019	95,415
SGS SA (REG)	317	36,760
SS&C Technologies Holdings, Inc.	357	22,152
Thomson Reuters Corp.(b)	222	18,096
TransUnion	326	23,518
Verisk Analytics, Inc.	222	39,856
Wolters Kluwer NV	383	24,765

		838,917

TRADING COMPANIES & DISTRIBUTORS–0.5%
AddTech AB–Class B	440	15,549
AerCap Holdings NV	272	39,652
Beijer Ref AB–Class B	691	10,128
Brenntag SE	195	11,857
Bunzl PLC	548	19,125
Fastenal Co.	1,942	93,274
Ferguson Enterprises, Inc.	329	78,082
ITOCHU Corp.	9,379	107,039
Marubeni Corp.	2,387	69,590
Mitsubishi Corp.	5,109	136,677
Mitsui & Co., Ltd.	3,996	111,580
Rexel SA	375	16,429

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

SGH Ltd.(b)	344	$11,112
Sumitomo Corp.	6,868	66,013
Sunbelt Rentals Holdings, Inc.	694	50,626
Toromont Industries Ltd.	138	22,693
Toyota Tsusho Corp.	1,078	40,125
United Rentals, Inc.	107	121,219
Watsco, Inc.(b)	59	24,587
WW Grainger, Inc.	74	100,670

		1,146,027

TRANSPORTATION INFRASTRUCTURE–0.1%
Aena SME SA	1,268	38,639
Aeroports de Paris SA	54	7,042
Auckland International Airport Ltd.(b)	2,874	13,643
Getlink SE	418	8,885
Transurban Group(b)	5,276	52,459

		120,668

		17,617,127

HEALTH CARE–5.7%
BIOTECHNOLOGY–0.9%
AbbVie, Inc.	2,991	752,655
Abivax SA(a)	90	11,870
Alnylam Pharmaceuticals, Inc.(a)	224	67,431
Amgen, Inc.	911	329,891
Argenx SE(a)	105	97,321
Biogen, Inc.(a)	248	53,583
CSL Ltd.	821	65,503
Genmab A/S(a)	103	28,238
Gilead Sciences, Inc.	2,099	265,188
Incyte Corp.(a)	286	32,421
Insmed, Inc.(a)	356	37,957
Natera, Inc.(a)	228	61,890
Neurocrine Biosciences, Inc.(a)	161	27,134
Regeneron Pharmaceuticals, Inc.	176	109,743
Revolution Medicines, Inc.(a)	274	51,315
Swedish Orphan Biovitrum AB(a)	302	14,395
United Therapeutics Corp.(a)	67	36,303
Vertex Pharmaceuticals, Inc.(a)	430	213,594

		2,256,432

HEALTH CARE EQUIPMENT & SUPPLIES–0.8%
Abbott Laboratories	2,945	267,229
Becton Dickinson & Co.	482	72,941
BioMerieux	65	5,103
Boston Scientific Corp.(a)	2,513	107,255
Cochlear Ltd.(b)	111	9,324
Coloplast A/S–Class B	213	12,131
Cooper Cos., Inc. (The)(a)	330	23,664
Demant A/S(a)	143	5,874

Company	Shares	U.S. $ Value

Dexcom, Inc.(a)	651	$43,845
Edwards Lifesciences Corp.(a)	975	88,199
EssilorLuxottica SA	509	95,576
Fisher & Paykel Healthcare Corp., Ltd.	993	22,059
GE HealthCare Technologies, Inc.	772	49,416
Hoya Corp.	572	92,264
IDEXX Laboratories, Inc.(a)	134	70,543
Insulet Corp.(a)	117	17,813
Intuitive Surgical, Inc.(a)	601	239,006
Koninklijke Philips NV	1,303	35,435
Medline, Inc.–Class A(a)	625	24,650
Medtronic PLC	2,171	169,837
Olympus Corp.	1,790	18,743
ResMed, Inc.	246	47,940
Siemens Healthineers AG	572	22,309
Smith & Nephew PLC	1,300	18,788
Sonova Holding AG (REG)	97	23,022
STERIS PLC	166	34,955
Straumann Holding AG (REG)	214	28,130
Stryker Corp.	583	183,552
Terumo Corp.	2,253	30,770
Zimmer Biomet Holdings, Inc.	327	28,151

		1,888,524

HEALTH CARE PROVIDERS & SERVICES–0.8%
Cardinal Health, Inc.	398	94,549
Cencora, Inc.	312	88,290
Centene Corp.(a)	832	53,406
Cigna Group (The)	446	122,953
CVS Health Corp.	2,151	222,521
Elevance Health, Inc.	371	143,477
Fresenius Medical Care AG	322	14,577
Fresenius SE & Co. KGaA	714	32,620
HCA Healthcare, Inc.	265	103,321
Humana, Inc.	203	80,636
Labcorp Holdings, Inc.	139	38,920
McKesson Corp.	207	156,409
Quest Diagnostics, Inc.	186	39,423
Sigma Healthcare Ltd.(b)	8,783	16,723
Sonic Healthcare Ltd.(b)	773	11,124
UnitedHealth Group, Inc.	1,535	637,992

		1,856,941

HEALTH CARE TECHNOLOGY–0.0%
Pro Medicus Ltd.(b)	97	13,713
Veeva Systems, Inc.–Class A(a)	249	44,190

		57,903

LIFE SCIENCES TOOLS & SERVICES–0.4%
Agilent Technologies, Inc.	478	63,493

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Danaher Corp.	1,077	$205,147
Eurofins Scientific SE	193	15,103
Illumina, Inc.(a)	252	44,309
IQVIA Holdings, Inc.(a)	287	55,454
Lonza Group AG (REG)(a)	134	90,397
Mettler-Toledo International, Inc.(a)	34	43,435
QIAGEN NV	348	13,462
Sartorius AG (Preference Shares)	43	11,281
Sartorius Stedim Biotech	49	10,160
Thermo Fisher Scientific, Inc.	628	314,854
Waters Corp.(a)	166	62,257
West Pharmaceutical Services, Inc.	122	43,798

		973,150

PHARMACEUTICALS–2.8%
Astellas Pharma, Inc.	2,907	38,886
AstraZeneca PLC	2,557	477,403
Bayer AG (REG)	1,661	91,867
Bristol-Myers Squibb Co.	3,452	198,904
Chugai Pharmaceutical Co., Ltd.	1,136	52,475
Daiichi Sankyo Co., Ltd.	2,883	46,359
Eisai Co., Ltd.	431	10,865
Eli Lilly & Co.	1,358	1,628,826
Financiere de Tubize SA(b)	34	8,982
GSK PLC	6,859	180,069
Haleon PLC	15,061	69,403
Ipsen SA	57	10,985
Johnson & Johnson	4,073	1,034,420
Kyowa Kirin Co., Ltd.(b)	400	6,366
Merck & Co., Inc.	4,180	537,130
Merck KGaA	219	36,714
Novartis AG (REG)	3,097	484,037
Novo Nordisk A/S–Class B	5,446	261,555
Orion Oyj–Class B	185	15,197
Otsuka Holdings Co., Ltd.	712	47,390
Pfizer, Inc.	9,618	231,601
Recordati Industria Chimica e Farmaceutica SpA	177	10,376
Roche Holding AG	1,345	552,911
Roche Holding AG (BR)(a)	61	25,557
Royalty Pharma PLC–Class A	695	38,969
Sandoz Group AG	530	47,888
Sanofi SA	1,845	157,754
Shionogi & Co., Ltd.	1,279	21,854
Takeda Pharmaceutical Co., Ltd.	2,690	85,743
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	1,969	66,710
UCB SA(b)	206	61,670
Zoetis, Inc.	711	51,092

		6,589,958

		13,622,908

Company	Shares	U.S. $ Value

CONSUMER DISCRETIONARY–5.6%
AUTOMOBILE COMPONENTS–0.1%
Aisin Corp.	770	$10,454
Aptiv PLC(a)	360	22,097
Bridgestone Corp.(b)	1,805	38,059
Cie Generale des Etablissements Michelin SCA	1,046	40,407
Continental AG	186	15,391
Denso Corp.	2,830	32,585
Magna International, Inc.	441	28,999
Sumitomo Electric Industries Ltd.	4,832	89,668

		277,660

AUTOMOBILES–1.2%
Bayerische Motoren Werke AG	474	31,117
Bayerische Motoren Werke AG (Preference Shares)	90	5,926
Dr. Ing. h.c. F. Porsche AG (Preference Shares)(e)	185	9,236
Ferrari NV	205	76,198
Ford Motor Co.	6,626	92,101
General Motors Co.	1,528	117,778
Honda Motor Co., Ltd.	6,132	55,236
Isuzu Motors Ltd.(b)	873	11,625
Mercedes-Benz Group AG	1,221	61,415
Nissan Motor Co., Ltd.(a)	3,925	7,267
Porsche Automobil Holding SE (Preference Shares)	259	8,000
Renault SA	313	8,992
Rivian Automotive, Inc.–Class A(a)(b)	1,360	23,596
Stellantis NV(a)(b)	3,429	19,588
Subaru Corp.	879	12,860
Suzuki Motor Corp.	2,657	32,138
Tesla, Inc.(a)	4,759	2,001,635
Toyota Motor Corp.	16,024	268,442
Volkswagen AG (Preference Shares)	349	27,997
Yamaha Motor Co., Ltd.(b)	1,506	11,435

		2,882,582

BROADLINE RETAIL–2.0%
Amazon.com, Inc.(a)	16,365	3,900,434
Canadian Tire Corp., Ltd.–Class A(b)	81	11,157
Cie Financiere Richemont SA (REG)–Class A	1,029	237,522
Dollarama, Inc.	461	60,985
eBay, Inc.	720	80,460
MercadoLibre, Inc.(a)	77	130,699
Next PLC	194	37,431
Pan Pacific International Holdings Corp.	3,223	16,336
Prosus NV(a)	2,212	96,119
Rakuten Group, Inc.(a)	2,387	11,142
Ryohin Keikaku Co., Ltd.(b)	855	18,689

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Sea Ltd. (ADR)(a)	636	$60,948
Wesfarmers Ltd.	1,920	120,160

		4,782,082

DISTRIBUTORS–0.0%
D’ieteren Group(b)	36	7,028
Genuine Parts Co.	235	27,725

		34,753

DIVERSIFIED CONSUMER SERVICES–0.0%
Pearson PLC	799	12,697

HOTELS, RESTAURANTS & LEISURE–0.9%
Accor SA	317	18,388
Airbnb, Inc.–Class A(a)	716	102,460
Amadeus IT Group SA(b)	743	43,466
Aristocrat Leisure Ltd.	918	38,903
Booking Holdings, Inc.	1,324	235,990
Carnival Corp., Ltd.	2,162	61,768
Chipotle Mexican Grill, Inc.(a)	2,202	74,868
Compass Group PLC	2,875	92,889
Darden Restaurants, Inc.	194	39,966
Delivery Hero SE(a)	282	11,540
Domino’s Pizza, Inc.	51	15,098
DoorDash, Inc.–Class A(a)	624	115,147
Evolution AB(a)(e)	207	14,210
Expedia Group, Inc.	198	50,664
Flutter Entertainment PLC(a)	236	24,112
Galaxy Entertainment Group Ltd.–Class H	3,332	12,544
Hilton Worldwide Holdings, Inc.	387	127,888
Hyatt Hotels Corp.–Class A(b)	66	12,793
InterContinental Hotels Group PLC	241	41,424
Las Vegas Sands Corp.	505	23,326
Lottery Corp., Ltd. (The)(b)	3,763	14,959
Marriott International, Inc./MD–Class A	370	137,118
McDonald’s Corp.	1,201	324,642
Oriental Land Co., Ltd./Japan(b)	1,827	27,821
Restaurant Brands International, Inc.	543	39,386
Royal Caribbean Cruises Ltd.	431	136,855
Sands China Ltd.–Class H	4,105	6,849
Sodexo SA	131	7,577
Starbucks Corp.	1,926	196,818
Yum! Brands, Inc.	467	74,655
Zensho Holdings Co., Ltd.(b)	156	7,767

		2,131,891

HOUSEHOLD DURABLES–0.2%
DR Horton, Inc.	441	71,830
Garmin Ltd.	277	65,799

Company	Shares	U.S. $ Value

Lennar Corp.–Class A	346	$31,309
NVR, Inc.(a)	4	27,254
Panasonic Holdings Corp.	3,943	110,930
PulteGroup, Inc.	324	44,456
Sekisui House Ltd.	1,009	20,977
SharkNinja, Inc.(a)(b)	144	21,927
Sony Group Corp.	9,878	198,785

		593,267

LEISURE PRODUCTS–0.0%
Bandai Namco Holdings, Inc.	852	19,750
Shimano, Inc.(b)	121	12,906

		32,656

SPECIALTY RETAIL–0.9%
AutoZone, Inc.(a)	28	89,486
Avolta AG(a)	168	11,224
Best Buy Co., Inc.	336	25,496
Burlington Stores, Inc.(a)	106	33,581
Carvana Co.(a)	1,088	71,612
Dick’s Sporting Goods, Inc.	102	23,135
Fast Retailing Co., Ltd.	323	165,487
H & M Hennes & Mauritz AB–Class B	715	12,299
Home Depot, Inc. (The)	1,684	593,913
Industria de Diseno Textil SA	1,844	116,232
Kingfisher PLC	2,858	10,731
Lowe’s Cos., Inc.	947	208,804
Nitori Holdings Co., Ltd.(b)	653	9,676
O’Reilly Automotive, Inc.(a)	1,415	130,307
Ross Stores, Inc.	531	113,023
Sanrio Co., Ltd.(b)	1,619	10,953
TJX Cos., Inc. (The)	1,871	283,457
Tractor Supply Co.	889	28,101
Ulta Beauty, Inc.(a)	74	33,373
Williams-Sonoma, Inc.	201	46,853
Zalando SE(a)	357	10,344

		2,028,087

TEXTILES, APPAREL & LUXURY GOODS–0.3%
adidas AG	274	56,233
Asics Corp.(b)	1,149	31,251
Deckers Outdoor Corp.(a)	240	23,830
Gildan Activewear, Inc.(b)	297	15,312
Hermes International SCA	44	80,463
Kering SA	121	34,227
Lululemon Athletica, Inc.(a)	168	19,182
LVMH Moet Hennessy Louis Vuitton SE	421	232,838
Moncler SpA	372	21,649
NIKE, Inc.–Class B	2,028	83,249
Pandora A/S	127	14,591
Swatch Group AG (The)	5	1,222
Tapestry, Inc.	342	50,062

		664,109

		13,439,784

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMUNICATION SERVICES–5.1%
DIVERSIFIED TELECOMMUNICATION SERVICES–0.6%
AST SpaceMobile, Inc.(a)(b)	402	$35,722
AT&T, Inc.	11,806	244,384
BCE, Inc.(b)	525	11,309
BT Group PLC	9,691	24,448
Cellnex Telecom SA(b)	808	24,156
Charter Communications, Inc.–Class A(a)(b)	138	19,625
Comcast Corp.–Class A	6,067	148,945
Deutsche Telekom AG (REG)	5,806	158,296
Elisa Oyj	240	10,072
HKT Trust & HKT Ltd.–Class H	5,769	8,583
Koninklijke KPN NV	6,472	31,964
NTT, Inc.	50,984	45,352
Orange SA	3,148	59,367
Singapore Telecommunications Ltd.	12,537	42,801
Space Exploration Technologies Corp.–Class A(a)	887	151,553
Swisscom AG (REG)	50	38,566
Telecom Italia SpA/Milano(a)	3,051	27,780
Telefonica SA(b)	6,232	25,045
Telenor ASA	1,041	14,913
Telia Co. AB	3,989	19,430
Telstra Group Ltd.	6,650	23,321
TELUS Corp.	871	9,212
Verizon Communications, Inc.	7,068	299,259

		1,474,103

ENTERTAINMENT–0.6%
Capcom Co., Ltd.(b)	451	8,296
CTS Eventim AG & Co. KGaA	97	5,666
Electronic Arts, Inc.	381	78,120
Konami Group Corp.	164	17,966
Liberty Media Corp.-Liberty Formula One–Class C(a)	360	34,250
Live Nation Entertainment, Inc.(a)	265	48,524
Netflix, Inc.(a)	7,120	508,368
Nexon Co., Ltd.(b)	503	6,685
Nintendo Co., Ltd.	1,850	77,774
ROBLOX Corp.–Class A(a)	1,007	54,761
Spotify Technology SA(a)	248	113,864
Take-Two Interactive Software, Inc.(a)	297	74,244
Toho Co., Ltd./Tokyo	893	7,143
Universal Music Group NV	1,710	35,824
Walt Disney Co. (The)	2,995	288,269
Warner Bros Discovery, Inc.(a)	3,984	106,213

		1,465,967

Company	Shares	U.S. $ Value

INTERACTIVE MEDIA & SERVICES–3.5%
Alphabet, Inc.–Class A	9,844	$3,517,950
Alphabet, Inc.–Class C	7,816	2,761,627
CAR Group Ltd.(b)	609	10,871
LY Corp.	4,365	11,618
Meta Platforms, Inc.–Class A	3,713	2,091,496
REA Group Ltd.(b)	89	8,574
Reddit, Inc.–Class A(a)	195	33,848
Scout24 SE	118	9,765

		8,445,749

MEDIA–0.1%
EchoStar Corp.–Class A(a)(b)	220	22,330
Fox Corp.–Class A	339	17,682
Fox Corp.–Class B	228	10,680
Informa PLC	2,151	25,807
News Corp.–Class A	619	15,370
Omnicom Group, Inc.(b)	482	35,104
Publicis Groupe SA	387	38,244

		165,217

WIRELESS TELECOMMUNICATION SERVICES–0.3%
Airtel Africa PLC(e)	1,296	5,634
KDDI Corp.	4,957	83,266
Millicom International Cellular SA(b)	157	14,249
Rogers Communications, Inc.–Class B	617	20,073
SoftBank Corp.	48,654	62,128
SoftBank Group Corp.	6,278	232,871
Tele2 AB–Class B	927	16,132
T-Mobile US, Inc.	838	140,558
Vodafone Group PLC	31,203	41,299

		616,210

		12,167,246

CONSUMER STAPLES–3.2%
BEVERAGES–0.6%
Anheuser-Busch InBev SA/NV	1,519	125,515
Asahi Group Holdings Ltd.	2,379	22,616
Carlsberg AS–Class B	159	20,807
Coca-Cola Co. (The)	6,550	532,318
Coca-Cola Europacific Partners PLC(b)	339	33,924
Coca-Cola HBC AG(a)	339	22,098
Constellation Brands, Inc.–Class A	235	32,686
Davide Campari-Milano NV(b)	989	6,161
Diageo PLC	3,765	75,827
Heineken Holding NV	203	15,458
Heineken NV	487	40,890
Keurig Dr. Pepper, Inc.	2,182	71,417
Kirin Holdings Co., Ltd.(b)	1,311	22,610

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Monster Beverage Corp.(a)	1,199	$115,248
PepsiCo, Inc.	2,311	312,909
Pernod Ricard SA	331	24,060
Suntory Beverage & Food Ltd.(b)	209	5,824

		1,480,368

CONSUMER STAPLES DISTRIBUTION & RETAIL–1.0%
Aeon Co., Ltd.	3,648	30,169
Alimentation Couche-Tard, Inc.	1,164	74,194
Carrefour SA	996	18,491
Casey’s General Stores, Inc.	62	49,277
Coles Group Ltd.	2,271	38,252
Costco Wholesale Corp.	750	701,602
Dollar General Corp.	372	42,821
Dollar Tree, Inc.(a)(b)	317	38,341
Empire Co., Ltd.–Class A	194	6,794
George Weston Ltd.	255	18,304
J Sainsbury PLC	2,884	12,239
Jeronimo Martins SGPS SA	479	9,174
Kesko Oyj–Class B	462	10,329
Koninklijke Ahold Delhaize NV	1,495	60,162
Kroger Co. (The)	932	51,754
Loblaw Cos. Ltd.	936	42,462
Marks & Spencer Group PLC	3,492	17,238
Metro, Inc./CN	321	20,524
Seven & i Holdings Co., Ltd.	3,193	38,292
Sysco Corp.	809	67,616
Target Corp.	766	100,047
Tesco PLC	10,796	65,813
Walmart, Inc.	7,414	839,710
Woolworths Group Ltd.(b)	2,066	57,083

		2,410,688

FOOD PRODUCTS–0.5%
Ajinomoto Co., Inc.	1,447	52,756
Archer-Daniels-Midland Co.	815	62,266
Associated British Foods PLC(b)	478	12,566
Barry Callebaut AG (REG)(b)	4	5,531
Bunge Global SA	213	22,734
Chocoladefabriken Lindt & Spruengli AG	2	23,234
Danone SA	1,066	87,133
General Mills, Inc.	902	31,390
Hershey Co. (The)	250	43,863
Kerry Group PLC–Class A	270	24,767
Kikkoman Corp.(b)	1,147	11,766
Kraft Heinz Co. (The)	1,451	34,273
Lotus Bakeries NV	1	13,263
Magnum Ice Cream Co. NV (The)(a)(b)	828	14,414
McCormick & Co., Inc./MD	429	21,630

Company	Shares	U.S. $ Value

Mondelez International, Inc.–Class A	2,167	$125,339
Mowi ASA	736	13,596
Nestle SA (REG)	4,933	505,954
Orkla ASA	1,228	12,911
Salmar ASA	115	5,382
Saputo, Inc.	411	11,905
Tyson Foods, Inc.–Class A	477	27,308
WH Group Ltd.–Class H	13,016	13,801
Wilmar International Ltd.	2,707	7,555

		1,185,337

HOUSEHOLD PRODUCTS–0.4%
Church & Dwight Co., Inc.	401	38,849
Clorox Co. (The)	204	19,470
Colgate-Palmolive Co.	1,289	118,175
Essity AB–Class B	968	27,408
Henkel AG & Co. KGaA	154	12,187
Henkel AG & Co. KGaA (Preference Shares)	256	21,530
Kimberly-Clark Corp.	561	61,581
Procter & Gamble Co. (The)	3,930	576,295
Reckitt Benckiser Group PLC	1,086	70,735
Unicharm Corp.(b)	1,811	10,495

		956,725

PERSONAL CARE PRODUCTS–0.3%
Beiersdorf AG	154	13,263
Estee Lauder Cos., Inc. (The)–Class A	418	33,001
Kao Corp.(b)	1,534	30,402
Kenvue, Inc.	3,241	61,935
L’Oreal SA	406	177,973
Shiseido Co., Ltd.(b)	676	10,911
Unilever PLC	3,694	221,890

		549,375

TOBACCO–0.4%
Altria Group, Inc.	2,826	203,331
British American Tobacco PLC	3,395	210,093
Imperial Brands PLC	1,252	46,272
Japan Tobacco, Inc.(b)	1,860	68,633
Philip Morris International, Inc.	2,635	476,698

		1,005,027

		7,587,520

ENERGY–2.3%
ENERGY EQUIPMENT & SERVICES–0.2%
Baker Hughes Co.	1,677	93,073
Halliburton Co.	1,412	47,937
SLB Ltd.	2,538	117,992
TechnipFMC PLC	676	44,819
Tenaris SA	544	15,059

		318,880

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

OIL, GAS & CONSUMABLE FUELS–2.1%
Aker BP ASA	534	$16,292
ARC Resources Ltd.	957	20,108
Bollore SE	1,045	4,845
BP PLC	26,548	163,635
Cameco Corp.	736	75,019
Canadian Natural Resources Ltd.	3,527	139,563
Cenovus Energy, Inc.(b)	2,229	55,307
Cheniere Energy, Inc.	346	82,697
Chevron Corp.	3,121	517,337
ConocoPhillips	2,067	214,885
Devon Energy Corp.	1,854	76,607
Diamondback Energy, Inc.	321	56,425
Enbridge, Inc.	3,689	200,050
ENEOS Holdings, Inc.	4,348	32,186
Eni SpA	3,072	72,074
EOG Resources, Inc.	906	117,535
EQT Corp.	1,004	53,383
Equinor ASA	1,189	37,493
Expand Energy Corp.	406	37,023
Exxon Mobil Corp.	7,028	960,868
Galp Energia SGPS SA	689	14,603
Idemitsu Kosan Co., Ltd.	1,307	9,655
Imperial Oil Ltd.(b)	245	27,512
Inpex Corp.(b)	1,490	30,066
Keyera Corp.	477	19,161
Kinder Morgan, Inc.	3,198	102,240
Marathon Petroleum Corp.	498	127,324
Neste Oyj	715	23,345
Occidental Petroleum Corp.	1,251	60,761
OMV AG	249	15,648
ONEOK, Inc.	1,065	92,591
Pembina Pipeline Corp.	983	45,482
Phillips 66	678	114,616
Repsol SA(b)	1,869	46,696
Santos Ltd.	5,491	27,240
Shell PLC	9,495	368,928
Suncor Energy, Inc.	2,007	107,974
Targa Resources Corp.	354	94,922
TC Energy Corp.(b)	1,761	116,618
Texas Pacific Land Corp.	99	43,326
TotalEnergies SE	3,330	257,494
Tourmaline Oil Corp.	622	26,007
Valero Energy Corp.	505	131,522
Var Energi ASA	1,583	6,559
Whitecap Resources, Inc.(b)	2,052	21,312
Williams Cos., Inc. (The)	2,068	153,735
Woodside Energy Group Ltd.(b)	3,214	62,156

		5,080,825

		5,399,705

MATERIALS–2.0%
CHEMICALS–0.7%
Air Liquide SA	1,076	213,077
Air Products & Chemicals, Inc.	358	104,958

Company	Shares	U.S. $ Value

Akzo Nobel NV	260	$17,681
Asahi Kasei Corp.	2,078	23,112
BASF SE	1,509	80,661
CF Industries Holdings, Inc.	260	28,148
Corteva, Inc.	1,135	96,123
Dow, Inc.	1,217	33,297
DSM-Firmenich AG(a)	279	26,482
DuPont de Nemours, Inc.	231	31,333
Ecolab, Inc.	430	119,802
Evonik Industries AG	433	7,857
ICL Group Ltd.	1,200	6,019
International Flavors & Fragrances, Inc.	421	33,352
Linde PLC	784	406,849
LyondellBasell Industries NV– Class A	436	22,955
Mitsubishi Chemical Group Corp.	2,011	14,111
Nippon Paint Holdings Co., Ltd.(b)	1,603	10,456
Nippon Sanso Holdings Corp.(b)	293	10,869
Nitto Denko Corp.	1,148	22,585
Novonesis Novozymes B–Class B	596	37,619
Nutrien Ltd.(b)	814	51,282
PPG Industries, Inc.	378	45,848
Resonac Holdings Corp.	297	33,038
RPM International, Inc.	216	24,008
Sherwin-Williams Co. (The)	397	136,695
Shin-Etsu Chemical Co., Ltd.	2,769	120,699
Syensqo SA	119	8,798
Symrise AG	225	22,570
Toray Industries, Inc.	2,162	15,144
Yara International ASA	269	11,830

		1,817,258

CONSTRUCTION MATERIALS–0.2%
Amrize Ltd.(a)	842	44,879
Buzzi SpA	130	6,659
CRH PLC	1,132	121,124
Heidelberg Materials AG	224	42,733
Holcim AG(a)	977	88,089
Martin Marietta Materials, Inc.	102	58,823
Vulcan Materials Co.	221	65,197

		427,504

CONTAINERS & PACKAGING–0.1%
Amcor PLC	781	33,856
Avery Dennison Corp.	130	21,106
Ball Corp.	428	26,707
CCL Industries, Inc.–Class B	245	15,974
International Paper Co.	851	32,423
Packaging Corp. of America	151	35,980
Smurfit Westrock PLC	886	40,987

		207,033

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

METALS & MINING–1.0%
Agnico Eagle Mines Ltd.	846	$131,447
Alamos Gold, Inc.–Class A	710	21,526
Anglo American PLC	1,793	87,951
Antofagasta PLC	583	29,589
ArcelorMittal SA	721	43,471
Barrick Mining Corp.	2,833	104,171
BHP Group Ltd.	8,592	358,054
Boliden AB	481	27,178
Coeur Mining, Inc.	1,749	28,544
Endeavour Mining PLC	361	17,682
Equinox Gold Corp.	1,267	12,346
Evolution Mining Ltd.	3,434	28,395
First Quantum Minerals Ltd.(a)	1,164	31,795
Fortescue Ltd.(b)	2,733	36,377
Franco-Nevada Corp.	326	68,023
Freeport-McMoRan, Inc.	2,430	152,823
Fresnillo PLC	311	11,326
Glencore PLC(a)	15,874	108,236
Ivanhoe Mines Ltd.–Class A(a)	1,326	10,387
JFE Holdings, Inc.(b)	973	9,394
JX Advanced Metals Corp.	927	25,585
Kinross Gold Corp.	2,025	47,946
Lundin Gold, Inc.	171	9,225
Lundin Mining Corp.	1,156	28,169
Lynas Rare Earths Ltd.(a)	1,532	19,223
Mitsui Kinzoku Co., Ltd.	92	24,618
Newmont Corp.	1,826	170,548
Nippon Steel Corp.	8,177	27,091
Norsk Hydro ASA	2,174	19,672
Northern Star Resources Ltd.	2,299	30,438
Nucor Corp.	376	83,754
Pan American Silver Corp.	713	31,964
PLS Group Ltd.(a)	5,312	18,615
Reliance, Inc.	86	32,130
Rio Tinto Ltd.(b)	629	75,681
Rio Tinto PLC	1,804	170,667
South32 Ltd.	7,586	20,599
Steel Dynamics, Inc.	233	53,464
Sumitomo Metal Mining Co., Ltd.	406	18,831
Teck Resources Ltd.–Class B	774	46,099
Wheaton Precious Metals Corp.	768	86,393

		2,359,427

PAPER & FOREST PRODUCTS–0.0%
Stora Enso Oyj–Class R(b)	933	9,953
Svenska Cellulosa AB SCA–Class B	1,003	10,258
UPM-Kymmene Oyj	892	23,644

		43,855

		4,855,077

Company	Shares	U.S. $ Value

UTILITIES–1.6%
ELECTRIC UTILITIES–1.0%
Acciona SA(b)	42	$13,307
Alliant Energy Corp.	437	33,339
American Electric Power Co., Inc.	919	125,728
BKW AG	40	6,726
Chubu Electric Power Co., Inc.	1,121	21,181
CK Infrastructure Holdings Ltd.–Class H	1,022	7,792
CLP Holdings Ltd.–Class H	2,777	25,956
Constellation Energy Corp.	521	129,401
Contact Energy Ltd.	1,584	8,388
Duke Energy Corp.	1,316	166,579
Edison International	651	48,467
EDP SA	4,952	25,869
Elia Group SA/NV(b)	74	11,784
Emera, Inc.	512	27,159
Endesa SA	528	23,990
Enel SpA	12,893	147,888
Entergy Corp.	774	88,902
Evergy, Inc.	389	33,621
Eversource Energy	635	45,891
Exelon Corp.	1,730	80,653
FirstEnergy Corp.	929	44,165
Fortis, Inc./Canada	858	49,154
Fortum Oyj	759	17,559
Hydro One Ltd.(e)	558	23,016
Iberdrola SA	10,284	255,964
Kansai Electric Power Co., Inc. (The)	1,602	22,639
NextEra Energy, Inc.	3,526	309,477
NRG Energy, Inc.	345	50,391
Origin Energy Ltd.	2,913	22,142
PG&E Corp.	3,724	62,638
Power Assets Holdings Ltd.–Class H	2,342	17,066
PPL Corp.	1,272	46,237
Redeia Corp. SA(b)	686	11,655
Southern Co. (The)	1,906	182,423
SSE PLC	2,050	66,138
Terna–Rete Elettrica Nazionale	2,379	27,780
Verbund AG	115	7,288
Xcel Energy, Inc.	1,055	84,716

		2,373,069

GAS UTILITIES–0.1%
AltaGas Ltd.	526	19,430
APA Group	2,238	15,681
Atmos Energy Corp.	280	48,235
Hong Kong & China Gas Co., Ltd.–Class H	18,931	15,722
Italgas SpA	1,031	11,939
Naturgy Energy Group SA	697	21,847
Osaka Gas Co., Ltd.	572	19,273
Snam SpA	3,410	24,617
Tokyo Gas Co., Ltd.	502	19,009

		195,753

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS–0.1%
Brookfield Renewable Corp.	234	$8,699
EDP Renewables SA(b)	542	8,756
Enlight Renewable Energy Ltd.(a)	235	20,752
Meridian Energy Ltd.	2,239	7,407
OPC Energy Ltd.(a)	288	8,920
Orsted AS(a)	782	17,579
RWE AG	975	63,053
Vistra Corp.	572	90,736

		225,902

MULTI-UTILITIES–0.4%
Ameren Corp.	468	52,903
Canadian Utilities Ltd.–Class A(b)	217	8,066
CenterPoint Energy, Inc.	1,104	48,620
Centrica PLC	7,810	17,699
CMS Energy Corp.	521	39,857
Consolidated Edison, Inc.	623	68,922
Dominion Energy, Inc.	1,486	101,479
DTE Energy Co.	352	53,634
E.ON SE	3,796	78,061
Engie SA	3,009	94,707
National Grid PLC	8,409	138,696
NiSource, Inc.	811	38,563
Public Service Enterprise Group, Inc.	843	68,418
Sembcorp Industries Ltd.(b)	1,511	7,432
Sempra	1,105	102,445
Veolia Environnement SA	1,003	41,796
WEC Energy Group, Inc.	551	64,340

		1,025,638

WATER UTILITIES–0.0%
American Water Works Co., Inc.	330	43,421
Severn Trent PLC	458	17,930
United Utilities Group PLC	1,187	20,597

		81,948

		3,902,310

REAL ESTATE–1.1%
DIVERSIFIED REITS –0.0%
CapitaLand Integrated Commercial Trust(a)	10,315	18,928
Covivio SA/France	90	5,511
Land Securities Group PLC	1,260	10,855
Stockland(b)	4,096	11,551
WP Carey, Inc.	371	26,526

		73,371

HEALTH CARE REITs–0.2%
Ventas, Inc.	804	71,395
Welltower, Inc.	1,191	270,321

		341,716

Company	Shares	U.S. $ Value

INDUSTRIAL REITs–0.1%
CapitaLand Ascendas REIT(a)	6,961	$13,406
Goodman Group(b)	3,371	72,734
Prologis, Inc.	1,576	213,501
Segro PLC	2,060	23,897

		323,538

OFFICE REITs–0.0%
Gecina SA	75	6,301
Nippon Building Fund, Inc.(b)	13	10,084

		16,385

REAL ESTATE MANAGEMENT & DEVELOPMENT–0.2%
Azrieli Group Ltd.	74	10,033
CapitaLand Investment Ltd./Singapore(b)	3,959	7,630
CBRE Group, Inc.–Class A(a)	499	67,210
CK Asset Holdings Ltd.–Class H	2,959	16,717
CoStar Group, Inc.(a)	710	20,107
Daito Trust Construction Co., Ltd.	481	9,189
Daiwa House Industry Co., Ltd.	948	25,688
Fastighets AB Balder–Class B(a)	1,167	6,225
FirstService Corp.(b)	70	9,954
Henderson Land Development Co., Ltd.–Class H	2,251	7,139
Hongkong Land Holdings Ltd.	1,636	11,655
Hulic Co., Ltd.(b)	779	8,157
Mitsubishi Estate Co., Ltd.	1,749	44,602
Mitsui Fudosan Co., Ltd.	4,194	38,872
Sagax AB–Class B(b)	372	5,916
Sino Land Co., Ltd.–Class H	6,415	8,426
Sumitomo Realty & Development Co., Ltd.	989	22,962
Sun Hung Kai Properties Ltd.–Class H	2,205	31,737
Swiss Prime Site AG (REG)(a)	154	25,129
Unibail-Rodamco-Westfield	183	21,416
Vonovia SE	1,510	37,251
Wharf Real Estate Investment Co., Ltd.–Class H	2,567	7,010

		443,025

RESIDENTIAL REITs–0.1%
AvalonBay Communities, Inc.	235	44,342
Equity Residential	570	38,720
Essex Property Trust, Inc.	109	31,784
Invitation Homes, Inc.	912	27,552

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company		Shares	U.S. $ Value

Mid-America Apartment Communities, Inc.		197	$27,371
Sun Communities, Inc.		208	24,941

			194,710

RETAIL REITs–0.2%
Kimco Realty Corp.		1,140	28,899
Klepierre SA		364	15,213
Link REIT–Class H		4,424	20,644
Realty Income Corp.		1,577	97,711
Regency Centers Corp.		279	22,247
Scentre Group		8,831	23,540
Simon Property Group, Inc.		549	122,784
Vicinity Ltd.(b)		6,669	11,883

			342,921

Specialized REITs–0.3%
American Tower Corp.		788	128,893
Crown Castle, Inc.		737	55,813
Digital Realty Trust, Inc.		581	104,336
Equinix, Inc.		167	174,079
Extra Space Storage, Inc.		357	51,872
Gaming & Leisure Properties, Inc.		455	20,261
Iron Mountain, Inc.		503	63,534
Public Storage		267	84,989
SBA Communications Corp.		179	31,586
VICI Properties, Inc.		1,847	49,038
Weyerhaeuser Co.		1,219	29,183

			793,584

			2,529,250

Total Common Stocks (cost $40,846,311)			150,758,532

		Principal Amount (000)
GOVERNMENTS– TREASURIES–34.1%
UNITED STATES–34.1%
U.S. Treasury Bonds
1.125%, 05/15/2040	U.S.$	562	355,553
1.125%, 08/15/2040		69	43,233
1.25%, 05/15/2050		242	114,939
2.00%, 02/15/2050		304	177,292
2.25%, 08/15/2046		3,083	2,011,592
2.25%, 08/15/2049		287	178,568
2.25%, 02/15/2052		2,209	1,330,413
2.375%, 11/15/2049		584	371,708
2.375%, 05/15/2051		1,716	1,072,786
2.50%, 02/15/2045		212	148,912
2.50%, 05/15/2046		386	265,263
2.75%, 08/15/2047		254	179,878

Company		Principal Amount (000)	U.S. $ Value

2.875%, 05/15/2043	U.S.$	221	$169,430
2.875%, 08/15/2045		37	27,752
2.875%, 11/15/2046		187	136,305
2.875%, 05/15/2049		313	222,541
2.875%, 05/15/2052		417	288,719
3.00%, 05/15/2045		265	201,524
3.00%, 02/15/2047		238	176,901
3.00%, 05/15/2047		409	303,905
3.00%, 02/15/2048		350	257,963
3.00%, 08/15/2048		792	580,557
3.00%, 02/15/2049		257	187,150
3.125%, 02/15/2043		487	389,052
3.50%, 02/15/2039		555	499,336
3.625%, 08/15/2043		1,177	1,002,047
3.625%, 05/15/2053		247	197,126
3.75%, 11/15/2043		194	167,831
4.00%, 11/15/2052		248	212,327
4.25%, 05/15/2039		134	129,242
4.25%, 08/15/2054		261	233,422
4.375%, 11/15/2039		502	487,683
4.375%, 08/15/2043		195	183,580
4.50%, 02/15/2036		693	700,723
4.50%, 08/15/2039		179	176,342
4.625%, 02/15/2055		267	253,965
4.625%, 11/15/2055		234	222,666
4.75%, 02/15/2037		279	286,613
4.75%, 05/15/2055		2,036	1,975,238
4.75%, 08/15/2055		585	568,107
4.75%, 02/15/2056		282	274,025
4.875%, 08/15/2045		4	3,971
5.00%, 05/15/2056		240	242,625
5.25%, 11/15/2028		2,017	2,062,902
5.375%, 02/15/2031		359	376,088
5.50%, 08/15/2028		762	780,759
6.125%, 11/15/2027		1,389	1,422,736
6.25%, 05/15/2030		374	401,115
U.S. Treasury Notes
0.625%, 05/15/2030		934	815,660
0.625%, 08/15/2030		572	495,015
0.75%, 01/31/2028		1,330	1,260,746
0.875%, 11/15/2030		566	491,447
1.00%, 07/31/2028		2,971	2,785,920
1.375%, 11/15/2031		681	588,161
1.50%, 02/15/2030		1,257	1,145,322
1.625%, 05/15/2031		247	219,490
1.875%, 02/15/2032		1,787	1,576,329
2.25%, 08/15/2027		988	967,252
2.25%, 11/15/2027		5,428	5,290,587
2.375%, 05/15/2029		171	162,538
2.75%, 02/15/2028		645	630,396
2.75%, 08/15/2032		949	871,156
2.875%, 05/15/2028		400	391,043
2.875%, 05/15/2032		2,242	2,081,660
3.125%, 11/15/2028		912	890,599
3.125%, 08/31/2029		727	704,331
3.375%, 05/15/2033		1,115	1,053,341
3.50%, 04/30/2028		794	784,763
3.50%, 02/15/2029		1,286	1,264,801

AB Variable Products Series Fund

Company		Principal Amount (000)	U.S. $ Value

3.50%, 09/30/2029	U.S.$	832	$815,165
3.50%, 02/15/2033		1,420	1,354,975
3.625%, 03/31/2028		1,209	1,197,505
3.625%, 08/15/2028		1,419	1,403,480
3.625%, 08/31/2029		807	793,843
3.75%, 12/31/2028		1,202	1,189,678
3.75%, 12/31/2030		503	493,608
3.875%, 03/15/2028		1,210	1,204,035
3.875%, 04/15/2029		278	275,915
3.875%, 05/15/2029		1,174	1,165,103
3.875%, 09/30/2032		520	508,503
3.875%, 08/15/2033		1,128	1,097,281
3.875%, 08/15/2034		868	838,144
4.00%, 06/30/2028		694	691,659
4.00%, 01/31/2029		561	558,633
4.00%, 07/31/2029		752	748,036
4.00%, 01/31/2033		1,158	1,138,368
4.00%, 02/15/2034		1,299	1,269,164
4.125%, 10/31/2031		957	952,290
4.125%, 11/15/2032		1,062	1,052,839
4.125%, 04/30/2033		2,245	2,220,796
4.25%, 06/30/2029		567	567,828
4.25%, 03/31/2033		2,448	2,440,732
4.25%, 06/30/2033		433	431,376
4.25%, 11/15/2034		316	312,840
4.25%, 05/15/2035		1,037	1,024,551
4.25%, 08/15/2035		480	473,629
4.375%, 08/31/2028		1,306	1,311,008
4.375%, 11/30/2030		493	496,351
4.375%, 05/15/2034		1,051	1,051,228
4.375%, 05/15/2036		286	284,525
4.50%, 05/31/2029		1,211	1,221,874
4.50%, 11/15/2033		1,206	1,218,457
4.625%, 09/30/2028		578	583,599
4.625%, 04/30/2029		1,925	1,948,565
4.625%, 02/15/2035		705	715,830

Total Governments– Treasuries (cost $86,690,662)			81,574,375

AGENCIES–0.7%
AGENCY DEBENTURES–0.7%
Federal Home Loan Banks 4.625%, 11/17/2026		800	801,856
Federal National Mortgage Association 6.625%, 11/15/2030		900	985,572

Total Agencies (cost $1,779,495)			1,787,428

PURCHASED OPTIONS–PUTS–0.5%
OPTIONS ON EQUITY INDICES–0.5%
Euro STOXX 50 Price EUR Index Expiration: Jun 2027; Contracts: 820; Exercise Price: EUR 5,100.00; Counterparty: UBS AG(a)	EUR	4,182,000	106,640
FTSE 100 Index Expiration: Mar 2027; Contracts: 90; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(a)	GBP	828,000	15,466
FTSE 100 Index Expiration: Mar 2027; Contracts: 50; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(a)	GBP	460,000	8,593
FTSE 100 Index Expiration: Mar 2027; Contracts: 30; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(a)	GBP	276,000	5,156
FTSE 100 Index Expiration: Mar 2027; Contracts: 20; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(a)	GBP	184,000	3,437
Nikkei 225 Index Expiration: Jun 2027; Contracts: 9,000; Exercise Price: JPY 52,500.00; Counterparty: UBS AG(a)	JPY	472,500,000	134,257
S&P 500 Index Expiration: May 2027; Contracts: 4,900; Exercise Price: USD 6,175.00; Counterparty: Morgan Stanley & Co., International PLC(a)	USD	30,257,500	657,822

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company		Notional Amount	U.S. $ Value

S&P 500 Index Expiration: May 2027; Contracts: 1,100; Exercise Price: USD 6,175.00; Counterparty: Morgan Stanley & Co., International PLC(a)	USD	6,792,500	$147,691
S&P 500 Index Expiration: May 2027; Contracts: 600; Exercise Price: USD 6,175.00; Counterparty: Morgan Stanley & Co., International PLC(a)	USD	3,705,000	80,558

Total Purchased Options–Puts (premium paid $1,462,232)			1,159,620

		Shares
RIGHTS–0.0%

INDUSTRIALS–0.0%
CONSTRUCTION & ENGINEERING–0.0%
ACS Actividades de Construccion y Servicios SA(a)		299	628

FINANCIALS–0.0%
CAPITAL MARKETS–0.0%
Hologic, Inc. (CVR)(a)(c)(d)		407	4

Total Rights (cost $641)			632

WARRANTS–0.0%
INFORMATION TECHNOLOGY–0.0%
SOFTWARE–0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(a)(b)(c)(d) (cost $0)		52	–0	–

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS–0.5%
INVESTMENT COMPANIES–0.5%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.48%(f)(g)(h) (cost $1,245,605)	1,245,605	$1,245,605

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–98.9% (cost $132,024,946)		236,526,192

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.2%
INVESTMENT COMPANIES–0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio–Class AB, 3.48%(f)(g)(h) (cost $372,982)	372,982	372,982

TOTAL INVESTMENTS–99.1% (cost $132,397,928)		236,899,174
Other assets less liabilities–0.9%		2,084,726

NET ASSETS–100.0%		$238,983,900

AB Variable Products Series Fund

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	40	September 2026	$2,904,946	$22,303
Long Gilt Futures	59	September 2026	6,981,623	100,631
Micro S&P 500 E-Mini Futures	4	September 2026	150,965	1,362
MSCI Emerging Markets Index Futures	11	September 2026	966,515	(16,572)
Nikkei 225 (OSE) Futures	1	September 2026	431,686	26,319
S&P 500 E-Mini Futures	27	September 2026	10,190,138	67,949
TOPIX Index Futures	19	September 2026	4,677,696	77,417
U.S. T-Note 2 Yr (CBT) Futures	25	September 2026	5,153,320	(5,292)
U.S. Ultra Bond (CBT) Futures	15	September 2026	1,742,344	34,155

Sold Contracts
FTSE 100 Index Futures	4	September 2026	559,311	(5)
MSCI Singapore ETS Index Futures	1	July 2026	36,981	184
S&P/TSX 60 Index Futures	15	September 2026	4,348,387	602
SPI 200 Futures	16	September 2026	2,430,426	33,058
U.S. T-Note 5 Yr (CBT) Futures	8	September 2026	856,375	(1,042)
U.S. T-Note 10 Yr (CBT) Futures	43	September 2026	4,725,297	(18,776)

				$322,293

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	AUD	1,295	USD	929	07/09/2026	$32,673
Barclays Capital, Inc.	JPY	168,076	USD	1,046	08/27/2026	8,013
Barclays Capital, Inc.	USD	1,576	EUR	1,364	09/11/2026	(12,598)
BNP Paribas SA	USD	690	AUD	963	07/09/2026	(23,739)
Citibank NA	NZD	964	USD	548	07/09/2026	810
Citibank NA	GBP	3,778	USD	5,106	07/16/2026	94,672
Citibank NA	CHF	1,708	USD	2,173	09/11/2026	42,738
Deutsche Bank AG	AUD	921	USD	659	07/09/2026	21,583
Goldman Sachs Bank USA	NZD	1,623	USD	954	07/09/2026	31,755
Goldman Sachs Bank USA	USD	976	AUD	1,405	07/09/2026	(3,420)
Goldman Sachs Bank USA	GBP	480	USD	635	07/16/2026	(1,877)
Goldman Sachs Bank USA	USD	562	GBP	421	07/16/2026	(3,221)
HSBC Bank USA	CAD	7,417	USD	5,382	07/09/2026	150,895
HSBC Bank USA	NZD	1,540	USD	895	07/09/2026	20,490
HSBC Bank USA	USD	845	AUD	1,200	07/09/2026	(14,192)
HSBC Bank USA	USD	913	NZD	1,540	07/09/2026	(38,421)
Morgan Stanley Bank NA	AUD	756	USD	531	07/09/2026	8,130
Morgan Stanley Bank NA	USD	1,365	JPY	217,427	08/27/2026	(22,135)
Morgan Stanley Bank NA	CHF	1,024	USD	1,293	09/11/2026	15,613
Morgan Stanley Bank NA	EUR	6,777	USD	7,891	09/11/2026	124,560
State Street Bank & Trust Co.	AUD	1,856	USD	1,330	07/09/2026	44,928
State Street Bank & Trust Co.	CAD	2,978	USD	2,160	07/09/2026	59,521
State Street Bank & Trust Co.	NZD	19	USD	11	07/09/2026	389

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	1,961	AUD	2,749	07/09/2026	$(57,876)
State Street Bank & Trust Co.	USD	2,062	CAD	2,838	07/09/2026	(60,556)
State Street Bank & Trust Co.	USD	958	NZD	1,623	07/09/2026	(36,444)
State Street Bank & Trust Co.	GBP	3,401	USD	4,572	07/16/2026	60,410
State Street Bank & Trust Co.	USD	5,048	GBP	3,755	07/16/2026	(66,726)
State Street Bank & Trust Co.	JPY	92,356	USD	579	08/27/2026	8,365
State Street Bank & Trust Co.	USD	153	NOK	1,496	09/10/2026	(1,855)
State Street Bank & Trust Co.	USD	340	SEK	3,284	09/10/2026	426
State Street Bank & Trust Co.	USD	326	SEK	3,148	09/10/2026	(520)
State Street Bank & Trust Co.	EUR	654	USD	762	09/11/2026	12,025
State Street Bank & Trust Co.	USD	28	CHF	22	09/11/2026	(544)
State Street Bank & Trust Co.	USD	368	EUR	322	09/11/2026	640
UBS	USD	1,643	NZD	2,839	07/09/2026	(30,408)

						$364,104

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2026	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	5.00%	Quarterly	3.03%	USD 2,376	$195,197	$(233,835)	$429,032

*	Termination date.

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Fair valued by the Adviser.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $156,104 or 0.1% of net assets.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	Affiliated investments.

(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—United States Dollar

AB Variable Products Series Fund

Glossary:

ADR—American Depositary Receipt

CBT—Chicago Board of Trade

CDX-NAHY—North American High Yield Credit Default Swap Index

CVR—Contingent Value Rights

ETS—Emission Trading Scheme

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

OSE—Osaka Securities Exchange

REG—Registered Shares

REIT—Real Estate Investment Trust

SPI—Share Price Index

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2026 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $130,779,341)	$235,280,587	(a)
Affiliated issuers (cost $1,618,587—including investment of cash collateral for securities loaned of $372,982)	1,618,587
Cash collateral due from broker	2,138,114
Foreign currencies, at value (cost $116,337)	115,463
Unaffiliated interest and dividends receivable	801,883
Unrealized appreciation on forward currency exchange contracts	738,636
Receivable for investment securities sold	638,866
Receivable due from Adviser	10,685
Affiliated dividends receivable	7,113
Receivable for variation margin on centrally cleared swaps	3,690
Receivable for capital stock sold	839
Other assets	127,699

Total assets	241,482,162

LIABILITIES
Due to custodian	3,675
Cash collateral due to broker	513,600
Payable for investment securities purchased	779,596
Unrealized depreciation on forward currency exchange contracts	374,532
Payable for collateral received on securities loaned	372,982
Advisory fee payable	138,139
Payable for variation margin on futures	53,892
Distribution fee payable	49,289
Administrative fee payable	47,137
Payable for capital stock redeemed	25,700
Foreign capital gains tax payable	148
Transfer Agent fee payable	118
Directors’ fees payable	3
Accrued expenses	139,451

Total liabilities	2,498,262

NET ASSETS	$238,983,900

COMPOSITION OF NET ASSETS
Capital stock, at par	$20,854
Additional paid-in capital	121,220,869
Distributable earnings	117,742,177

NET ASSETS	$238,983,900

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$226,215	19,611.39	$11.53

B	$238,757,685	20,834,423	$11.46

(a)	Includes securities on loan with a value of $3,288,072 (see Note E).

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2026 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers(net of foreign taxes withheld of $96,421)	$1,355,934
Affiliated issuers	32,991
Interest	1,566,581
Securities lending income, net	8,433

2,963,939

EXPENSES
Advisory fee (see Note B)	836,327
Distribution fee—Class B	298,419
Transfer agency—Class A	1
Transfer agency—Class B	1,538
Custody and accounting	77,279
Administrative	56,916
Audit and tax	33,845
Legal	23,162
Printing	22,521
Directors’ fees	9,383
Miscellaneous	27,763

Total expenses	1,387,154
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(72,010)

Net expenses	1,315,144

Net investment income	1,648,795

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions(a)	12,497,731
Forward currency exchange contracts	(103,981)
Futures	(406,964)
Swaps	(418,250)
Foreign currency transactions	(13,267)
Net change in unrealized appreciation (depreciation) of:
Investments(b)	(1,091,363)
Forward currency exchange contracts	470,266
Futures	483,619
Swaps	434,117
Foreign currency denominated assets and liabilities	(28,684)

Net gain on investment and foreign currency transactions	11,823,224

NET INCREASE IN NET ASSETS FROM OPERATIONS	$13,472,019

(a)	Net of foreign realized capital gains taxes of $116.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $1,619.

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income .	$1,648,795		$2,868,411
Net realized gain on investment and foreign currency transactions	11,555,269		8,861,339
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	267,955		19,081,593

Net increase in net assets from operations	13,472,019		30,811,343
Distributions to Shareholders
Class A	–0	–	(3,736)
Class B	–0	–	(3,926,533)
CAPITAL STOCK TRANSACTIONS
Net decrease	(19,403,513)		(33,383,682)

Total decrease .	(5,931,494)		(6,502,608)
NET ASSETS
Beginning of period .	244,915,394		251,418,002

End of period	$238,983,900		$244,915,394

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Dynamic Asset Allocation Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to maximize total return consistent with AllianceBernstein L.P. (the “Adviser”) determination of reasonable risk. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers eight separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Portfolio’s Board of Directors (the “Board”). Pursuant to these procedures, Adviser serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

AB Variable Products Series Fund

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2026:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks	$114,898,157		$35,856,235		$4,140		$150,758,532
Governments—Treasuries	–0	–	81,574,375		–0	–	81,574,375
Agencies	–0	–	1,787,428		–0	–	1,787,428
Purchased Options—Puts	–0	–	1,159,620		–0	–	1,159,620
Rights	628		–0	–	4		632
Warrants	–0	–	–0	–	0	(a)	–0	–
Short-Term Investments	1,245,605		–0	–	–0	–	1,245,605
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	372,982		–0	–	–0	–	372,982

Total Investments in Securities	116,517,372		120,377,658		4,144	(a)	236,899,174
Other Financial Instruments(b):
Assets:
Futures	363,980		–0	–	–0	–	363,980	(c)
Forward Currency Exchange Contracts	–0	–	738,636		–0	–	738,636
Centrally Cleared Credit Default Swaps	–0	–	195,197		–0	–	195,197	(c)
Liabilities:
Futures	(41,687)		–0	–	–0	–	(41,687	)(c)
Forward Currency Exchange Contracts	–0	–	(374,532)		–0	–	(374,532)

Total	$116,839,665		$120,936,959		$4,144	(a)	$237,780,768

(a)	The Portfolio held securities with zero market value at period end.

(b)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)	Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .70% of the Portfolio’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to .85% and 1.10% of daily average net assets for Class A and Class B shares, respectively. The Expense Caps will remain in effect until May 1, 2027, and

AB Variable Products Series Fund

then may be extended by the Adviser for additional one-year terms. For the six months ended June 30, 2026, such reimbursements/waivers amounted to $69,554.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Portfolio and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Portfolio, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. At the August 3, 2026 shareholder meeting, shareholders of the Portfolio approved the new investment advisory agreement.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2026, the reimbursement for such services amounted to $56,916.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $1,063 for the six months ended June 30, 2026.

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2026, such waiver amounted to $1,817.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2026 is as follows:

Portfolio	Market Value 12/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$729	$21,038	$20,521	$1,246	$33
AB Government Money Market Portfolio*	2,224	4,486	6,337	373	0	**

Total				$1,619	$33

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2026 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$5,137,718	$25,245,635
U.S. government securities	16,939,929	16,429,293

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$112,857,639
Gross unrealized depreciation	(7,240,964)

Net unrealized appreciation	$105,616,675

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2026, the Portfolio held futures for hedging and non-hedging purposes.

AB Variable Products Series Fund

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2026, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Portfolio’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

During the six months ended June 30, 2026, the Portfolio held purchased options for hedging and non-hedging purposes.

•	Swaps

The Portfolio may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Portfolio may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps on the statement of operations, in addition to any realized gain (loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain (loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolio enters into a centrally cleared swap, the Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolio agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Credit Default Swaps:

The Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the

AB Variable Products Series Fund

agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payment s previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended June 30, 2026, the Portfolio held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Portfolio may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Portfolio is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

During the six months ended June 30, 2026, the Portfolio held total return swaps for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

During the six months ended June 30, 2026, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$134,786	*	Payable for variation margin on futures	$25,110	*
Equity contracts	Receivable for variation margin on futures	229,194	*	Payable for variation margin on futures	16,577	*
Credit contracts	Receivable for variation margin on centrally cleared swaps	429,032	*
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	738,636		Unrealized depreciation on forward currency exchange contracts	374,532

Equity contracts	Investments in securities, at value	1,159,620

Total		$2,691,268			$416,219

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(330,393)	$225,975
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	(76,571)	257,644
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(103,981)	470,266
Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(649,876)	(78,792)
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(412,725)	429,032

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(5,525)	5,085

Total		$(1,579,071)	$1,309,210

AB Variable Products Series Fund

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2026:

Futures:
Average notional amount of buy contracts	$28,681,364
Average notional amount of sale contracts	$8,231,344
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$16,431,272
Average principal amount of sale contracts	$28,566,157
Purchased Options:
Average notional amount	$44,815,065
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$2,376,000	(a)
Total Return Swaps:
Average notional amount	$243,892	(b)

(a)	Positions were open for two months during the period.

(b)	Positions were open for three months during the period.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject To a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivative Assets
Barclays Capital, Inc.	$40,686	$(12,598)		$–0	–	$–0	–	$28,088
Citibank NA	138,220	–0	–	–0	–	–0	–	138,220
Deutsche Bank AG	21,583	–0	–	–0	–	–0	–	21,583
Goldman Sachs Bank USA	31,755	(8,518)		–0	–	–0	–	23,237
HSBC Bank USA	171,385	(52,613)		–0	–	–0	–	118,772
Morgan Stanley Bank NA	148,303	(22,135)		(126,168)		–0	–	–0	–
State Street Bank & Trust Co.	186,704	(186,704)		–0	–	–0	–	–0	–
UBS/UBS AG	1,159,620	(30,408)		(203,600)		–0	–	925,612

Total	$1,898,256	$(312,976)		$(329,768)		$–0	–	$1,255,512	^

Counterparty	Derivative Liabilities Subject To a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Barclays Capital, Inc.	$12,598	$(12,598)		$–0	–	$–0	–	$–0	–
BNP Paribas SA	23,739	–0	–	–0	–	–0	–	23,739
Goldman Sachs Bank USA	8,518	(8,518)		–0	–	–0	–	–0	–
HSBC Bank USA	52,613	(52,613)		–0	–	–0	–	–0	–
Morgan Stanley Bank NA	22,135	(22,135)		–0	–	–0	–	–0	–
State Street Bank & Trust Co.	224,521	(186,704)		–0	–	–0	–	37,817
UBS/UBS AG	30,408	(30,408)		–0	–	–0	–	–0	–

Total	$374,532	$(312,976)		$–0	–	$–0	–	$61,556	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2026 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$3,288,072	$372,982	$3,068,166	$7,939	$494	$639

*	As of June 30, 2026.

AB Variable Products Series Fund

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Class A
Shares sold	1,133		2,033	$12,587		$20,885
Shares issued in reinvestment of dividends	–0	–	363	–0	–	3,736
Shares redeemed	(864)		(2,377)	(9,588)		(24,573)

Net increase	269		19	$2,999		$48

Class B
Shares sold	142,738		442,364	$1,566,278		$4,515,897
Shares issued on reinvestment of dividends	–0	–	382,703	–0	–	3,926,532
Shares redeemed	(1,896,200)		(4,082,961)	(20,972,790)		(41,826,159)

Net decrease	(1,753,462)		(3,257,894)	$(19,406,512)		$(33,383,730)

At June 30, 2026, certain shareholders of the Portfolio owned 92% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other local, regional or global events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, or conflicts, any of which can affect large portions of the securities markets. It includes the risk that a particular style of investing may underperform the market generally.

Allocation Risk—The allocation of investments among different global asset classes may have a significant adverse effect on the Portfolio’s net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivatives positions will be periodically adjusted to reflect the Adviser’s view of market and economic conditions, there will be transaction costs that may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Portfolio performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Foreign (Non-U.S.) Risk—The Portfolio’s investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may involve more risks than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation, and increased economic, political, regulatory or other uncertainties.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

ETF Risk—ETFs, are investment companies. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETF’s expenses and runs the risk that the ETF may not achieve its investment objective.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its portfolio, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase agreements, forward commitments, or by borrowing money.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares.

Capitalization Risk—Investments in small-and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Real Estate Risk— The Portfolio’s investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in real estate investment trusts, or REITs, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes. Some REITs may utilize leverage, which increases investment risk and may potentially increase the Portfolio’s losses.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the six months ended June 30, 2026.

AB Variable Products Series Fund

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2026 will be determined at the end of the current fiscal Year. The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$3,930,269	$2,803,638

Total taxable distributions paid	$3,930,269	$2,803,638

As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,158,777
Accumulated capital and other losses	(1,563,700	)(a)
Unrealized appreciation (depreciation)	103,675,113	(b)

Total accumulated earnings (deficit)	$104,270,190

(a)	As of December 31, 2025, the Portfolio had a net capital loss carryforward of $1,463,604. During the fiscal year, the Portfolio utilized $9,636,936 of capital loss carry forwards to offset current year net realized gains. As of December 31, 2025, the cumulative deferred loss on straddles was $100,096.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, return of capital distributions received from underlying securities, the tax treatment of passive foreign investment companies (PFICs), corporate restructuring, and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2025, the Portfolio had a net short-term capital loss carryforward of $1,463,604, which may be carried forward for an indefinite period.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

DYNAMIC ASSET ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.89	$9.77	$8.95	$7.94	$14.94	$13.89

Income From Investment Operations
Net investment income(a)(b)	.09	.14	.13	.12	.12	.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.55	1.17	.82	.96	(2.57)	1.20

Net increase (decrease) in net asset value from operations	.64	1.31	.95	1.08	(2.45)	1.34

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.19)	(.13)	(.07)	(.38)	(.29)
Distributions from net realized gain on investment transactions	–0	–	–0	–	–0	–	–0	–	(4.17)	–0	–

Total dividends and distributions	–0	–	(.19)	(.13)	(.07)	(4.55)	(.29)

Net asset value, end of period	$11.53	$10.89	$9.77	$8.95	$7.94	$14.94

Total Return
Total investment return based on net asset value(c)	5.97%	13.54%	10.65%	13.70%	(18.45)%	9.67%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$226	$211	$189	$226	$231	$412
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	.85	%(e)	.85%	.85%	.85%	.84%	.82%
Expenses, before waiver/reimbursements(d)‡	.91	%(e)	.95%	.88%	.93%	.91%	.83%
Net investment income(b)	1.64	%(e)	1.41%	1.41%	1.42%	1.10%	.98%
Portfolio turnover rate	9%	12%	11%	12%	16%	32%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%(e)	.00%	.00%	.00%	.01%	.01%

See footnote summary on page 42.

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.83	$9.72	$8.90	$7.89	$14.85	$13.80

Income From Investment Operations
Net investment income(a)(b)	.08	.12	.11	.10	.09	.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.55	1.16	.81	.96	(2.56)	1.16

Net increase (decrease) in net asset value from operations	.63	1.28	.92	1.06	(2.47)	1.28

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.17)	(.10)	(.05)	(.32)	(.23)
Distributions from net realized gain on investment transactions	–0	–	–0	–	–0	–	–0	–	(4.17)	–0	–

Total dividends and distributions	–0	–	(.17)	(.10)	(.05)	(4.49)	(.23)

Net asset value, end of period	$11.46	$10.83	$9.72	$8.90	$7.89	$14.85

Total Return
Total investment return based on net asset value(c)	5.82%	13.21%	10.43%	13.48%	(18.68)%	9.28%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$238,758	$244,704	$251,229	$253,591	$235,366	$301,920
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	1.10	%(e)	1.10%	1.10%	1.10%	1.09%	1.06%
Expenses, before waiver/reimbursements(d)‡	1.16	%(e)	1.20%	1.13%	1.18%	1.17%	1.07%
Net investment income(b)	1.38	%(e)	1.16%	1.16%	1.18%	.87%	.80%
Portfolio turnover rate	9%	12%	11%	12%	16%	32%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%(e)	.00%	.00%	.00%	.01%	.01%

See footnote summary on page 42.

DYNAMIC ASSET ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the year ended December 31, 2022, such waiver amounted to .01%.

(e)	Annualized.

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S PROPOSED NEW ADVISORY AGREEMENT AND INTERIM ADVISORY AGREEMENT IN THE CONTEXT OF A POTENTIAL ASSIGNMENT

As described in more detail in the Proxy Statement for AB Variable Products Series Fund, Inc. (the “Company”) dated June 23, 2026, the Board of the Company, at a meeting held in-person on May 5-7, 2026, approved a new advisory agreement with the Adviser (the “Proposed Agreement”) in respect of each fund organized as a series of the Company (the “Funds”), including AB Dynamic Asset Allocation Portfolio (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreement for the Company in respect of the Funds, including Fund, resulting in the automatic termination of such advisory agreement.

At the same meeting, the Board also considered and approved an interim advisory agreement with the Adviser (the “Interim Advisory Agreement”) for the Company in respect of the Funds, including the Fund, to be effective only in the event that stockholder approval of the Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreement and its automatic termination.

The stockholders of the Fund subsequently approved the Proposed Agreement at an annual meeting of stockholders called for the purpose of electing Directors and voting on the Proposed Agreement.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Board held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Board consider and approve the Proposed Agreement in respect of each Fund. The Current Agreement in respect of each Fund provides for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreement is being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreement in respect of each Fund, the Board considered its conclusions in connection with its most recent approval of the Current Agreement, in particular in cases where the last approval of the Current Agreement in respect of a Fund was relatively recent, including the Board’s general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreement, the Board considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Board since their most recent approval of the Current Agreement in respect of a Fund that would be a material consideration to the Board in connection with their consideration of the Proposed Agreement, except for matters disclosed to the Board by the Adviser. The Directors considered the fact that the Proposed Agreement would have corresponding terms and conditions identical to those of the Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreement, including the management fees, were fair and reasonable in light of the services performed under the

DYNAMIC ASSET ALLOCATION PORTFOLIO

(continued)	AB Variable Products Series Fund

Current Agreement and to be performed under the Proposed Agreement, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that the Proposed Agreement, similar to the Current Agreement, provides that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreement. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses. The Directors noted that certain Funds, as applicable, were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Class B shares of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreement was approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

AB Variable Products Series Fund

The Board’s consideration of the Proposed Agreement was informed by their most recent approval of the Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund stockholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Board’s consideration of the Proposed Agreement was informed by their most recent approval of the Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that

DYNAMIC ASSET ALLOCATION PORTFOLIO

(continued)	AB Variable Products Series Fund

give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all.

The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

Interim Advisory Agreement

In approving the Interim Advisory Agreement, the Board with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreement. The Interim Advisory Agreement approved by the Board is identical to the Proposed Agreement, as well as the Current Agreement, in all material respects except for its proposed effective and termination dates and pro-visions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under the Interim Advisory Agreement would be held in escrow pending stockholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Dynamic Asset Allocation Portfolio (the “Fund”) at a meeting held in-person on November 4-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the underlying funds advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from

AB Variable Products Series Fund

time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods July 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the periods reviewed, the directors determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer

DYNAMIC ASSET ALLOCATION PORTFOLIO

(continued)	AB Variable Products Series Fund

group median and noted that it was equal to the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was above the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to the those of Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had previously discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

VPS-DAA-0152-0626

JUN 06.30.26

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	AB DISCOVERY VALUE PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

DISCOVERY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2026 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–99.3%
INDUSTRIALS–23.3%
AIR FREIGHT & LOGISTICS–2.4%
CH Robinson Worldwide, Inc.	56,132	$10,571,901
GXO Logistics, Inc.(a)	155,820	7,900,074

		18,471,975

BUILDING PRODUCTS–0.9%
Gibraltar Industries, Inc.(a)	154,879	6,985,043

CONSTRUCTION & ENGINEERING–1.8%
Cardinal Infrastructure Group, Inc.–Class A(a)(b)	40,827	3,845,904
WillScot Holdings Corp.(b)	355,293	10,253,756

		14,099,660

ELECTRICAL EQUIPMENT–1.6%
Regal Rexnord Corp.	50,254	11,970,000

GROUND TRANSPORTATION–1.4%
ArcBest Corp.	10,632	1,526,117
Knight-Swift Transportation Holdings, Inc.	122,917	9,571,547

		11,097,664

MACHINERY–6.3%
CNH Industrial NV(b)	503,201	5,650,947
JBT Marel Corp.(b)	64,857	9,404,265
Oshkosh Corp.	65,251	10,014,724
Pentair PLC	81,688	6,262,202
Tennant Co.(b)	85,216	7,459,809
Terex Corp.	131,077	9,488,664

		48,280,611

MARINE TRANSPORTATION–1.1%
Kirby Corp.(a)	59,367	8,072,131

PASSENGER AIRLINES–0.6%
Alaska Air Group, Inc.(a)	89,986	4,697,269

PROFESSIONAL SERVICES–4.5%
CACI International, Inc.–Class A(a)	15,531	7,194,891
First Advantage Corp.(a)(b)	539,431	9,736,730
ICF International, Inc.	94,012	6,849,714
KBR, Inc.	84,147	2,905,596
Robert Half, Inc.(b)	260,615	8,000,880

		34,687,811

TRADING COMPANIES & DISTRIBUTORS–2.7%
Boise Cascade Co.	85,923	6,670,203
Core & Main, Inc.–Class A(a)	130,329	6,288,374
GATX Corp.	45,502	8,062,499

		21,021,076

		179,383,240

FINANCIALS–16.5%
BANKS–8.8%
First BanCorp/Puerto Rico	342,447	8,927,593
First Citizens BancShares, Inc./NC–Class A	4,548	9,463,433
Flagstar Bank NA(b)	536,235	8,011,351
Independent Bank Corp.(b)	66,885	5,599,612
Texas Capital Bancshares, Inc.	75,363	7,781,983
UMB Financial Corp.	79,553	11,356,986
WaFd, Inc.	248,254	9,525,506
Wintrust Financial Corp.	41,791	6,716,650

		67,383,114

CAPITAL MARKETS–2.6%
Invesco Ltd.	283,542	7,482,673
PJT Partners, Inc.–Class A(b)	42,090	6,353,065
Stifel Financial Corp.	91,148	6,359,396

		20,195,134

FINANCIAL SERVICES–2.0%
HA Sustainable Infrastructure Capital, Inc.(b)	249,948	9,760,469
Voya Financial, Inc.	13,448	1,217,448
Walker & Dunlop, Inc.	82,383	4,506,350

		15,484,267

INSURANCE–3.1%
Everest Group Ltd.	31,011	11,078,060
Hanover Insurance Group, Inc. (The)	58,621	12,551,928

		23,629,988

		126,692,503

INFORMATION TECHNOLOGY–12.8%
COMMUNICATIONS EQUIPMENT–2.3%
Calix, Inc.(a)	167,069	6,235,015
F5, Inc.(a)	28,388	11,808,272

		18,043,287

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–4.8%
Crane NXT Co.(b)	180,880	9,253,821
Plexus Corp.(a)	36,253	10,900,190
TD SYNNEX Corp.	38,104	10,186,723
Zebra Technologies Corp.–Class A(a)	24,854	6,543,064

		36,883,798

IT SERVICES–0.4%
Globant SA(a)(b)	97,540	2,822,808

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–1.9%
FormFactor, Inc.(a)	46,909	7,502,156
Universal Display Corp.	79,854	6,914,558

		14,416,714

1

DISCOVERY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

SOFTWARE–3.4%
ACI Worldwide, Inc.(a)	162,351	$8,164,632
Commvault Systems, Inc.(a)	57,030	8,082,862
Dynatrace, Inc.(a)	143,917	6,319,395
Nice Ltd. (Sponsored ADR)(a)(b)	40,580	3,686,693

		26,253,582

		98,420,189

CONSUMER DISCRETIONARY–11.7%
AUTOMOBILE COMPONENTS–2.9%
BorgWarner, Inc.	187,802	12,470,053
Versigent PLC(a)	226,996	9,536,102

		22,006,155

DISTRIBUTORS–0.8%
Pool Corp.	26,579	5,711,827

DIVERSIFIED CONSUMER SERVICES–3.0%
ADT, Inc.	1,082,507	7,036,295
Frontdoor, Inc.(a)	133,600	10,366,024
Laureate Education, Inc.(a)	156,349	5,678,596

		23,080,915

HOTELS, RESTAURANTS & LEISURE–1.7%
Hyatt Hotels Corp.–Class A(b)	35,056	6,795,255
Norwegian Cruise Line Holdings Ltd.(a)	289,276	6,106,617

		12,901,872

HOUSEHOLD DURABLES–0.4%
Taylor Morrison Home Corp.(a)	46,138	3,309,940

LEISURE PRODUCTS–2.0%
Brunswick Corp./DE	73,849	6,221,040
Hasbro, Inc.	110,123	9,095,058

		15,316,098

SPECIALTY RETAIL–0.9%
Bath & Body Works, Inc.	311,248	7,199,166

		89,525,973

HEALTH CARE–9.3%
HEALTH CARE EQUIPMENT & SUPPLIES–3.8%
Envista Holdings Corp.(a)	357,745	9,426,581
Globus Medical, Inc.–Class A(a)	131,725	10,407,592
Integer Holdings Corp.(a)(b)	52,865	4,940,234
STERIS PLC	21,983	4,628,961

		29,403,368

HEALTH CARE PROVIDERS & SERVICES–3.3%
BrightSpring Health Services, Inc.(a)	117,923	8,223,950
Encompass Health Corp.	61,534	6,219,857
Tenet Healthcare Corp.(a)	59,270	11,088,231

		25,532,038

LIFE SCIENCES TOOLS & SERVICES–2.2%
Bio-Techne Corp.(b)	112,764	7,966,776
ICON PLC(a)	49,411	8,583,185

		16,549,961

		71,485,367

REAL ESTATE–6.9%
DIVERSIFIED REITS–0.6%
Broadstone Net Lease, Inc.	211,611	4,373,999

HEALTH CARE REITS–0.5%
American Healthcare REIT, Inc.	71,630	3,735,505

HOTEL & RESORT REITS–0.7%
Ryman Hospitality Properties, Inc.	39,130	5,030,162

INDUSTRIAL REITS–0.8%
STAG Industrial, Inc.	165,076	6,282,793

OFFICE REITS–1.2%
COPT Defense Properties	243,492	8,860,674

REAL ESTATE MANAGEMENT & DEVELOPMENT–1.2%
Jones Lang LaSalle, Inc.(a)	30,638	9,496,248

RESIDENTIAL REITS–0.8%
Independence Realty Trust, Inc.	389,070	6,493,578

RETAIL REITS–0.7%
Brixmor Property Group, Inc.	160,363	5,056,245

SPECIALIZED REITS–0.4%
CubeSmart	86,990	3,459,592

		52,788,796

MATERIALS–6.5%
CHEMICALS–3.3%
Avient Corp.	233,774	8,640,287
Element Solutions, Inc.	164,205	7,840,789
RPM International, Inc.	77,942	8,663,253

		25,144,329

CONSTRUCTION MATERIALS–0.8%
Eagle Materials, Inc.	28,518	6,416,550

CONTAINERS & PACKAGING–0.8%
O-I Glass, Inc.(a)	642,154	6,183,943

2

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

METALS & MINING–1.6%
Reliance, Inc.	33,356	$12,461,802

		50,206,624

CONSUMER STAPLES–5.7%
CONSUMER STAPLES DISTRIBUTION & RETAIL–5.0%
BJ’s Wholesale Club Holdings, Inc.(a)(b)	86,943	7,583,168
Dollar Tree, Inc.(a)(b)	78,305	9,470,990
Sprouts Farmers Market, Inc.(a)	97,017	8,205,698
US Foods Holding Corp.(a)	126,844	12,969,799

		38,229,655

HOUSEHOLD PRODUCTS–0.7%
WD-40 Co.	22,463	5,472,885

		43,702,540

UTILITIES–3.5%
ELECTRIC UTILITIES–1.5%
IDACORP, Inc.	76,697	11,604,256

GAS UTILITIES–1.6%
Chesapeake Utilities Corp.	43,333	5,307,426
ONE Gas, Inc.	85,326	6,576,075

		11,883,501

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS–0.4%
Fervo Energy Co.–Class A(a)	106,629	3,116,766

		26,604,523

ENERGY–3.1%
ENERGY EQUIPMENT & SERVICES–1.4%
TechnipFMC PLC	166,487	11,038,088

OIL, GAS & CONSUMABLE FUELS–1.7%
Magnolia Oil & Gas Corp.–Class A	245,176	6,271,602
Matador Resources Co.(b)	131,639	6,552,990

		12,824,592

		23,862,680

Total Common Stocks (cost $629,370,006)		762,672,435

SHORT-TERM INVESTMENTS–1.3%
INVESTMENT COMPANIES–1.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.48%(c)(d)(e) (cost $9,870,588)	9,870,588	9,870,588

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–100.6% (cost $639,240,594)		772,543,023

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.6%
INVESTMENT COMPANIES–0.6%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.48%(c)(d)(e) (cost $4,712,555)	4,712,555	4,712,555

TOTAL INVESTMENTS–101.2% (cost $643,953,149)		777,255,578
Other assets less liabilities–(1.2)%		(8,849,365)

Net Assets–100.0%		$768,406,213

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See notes to financial statements.

3

DISCOVERY VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2026 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $629,370,006)	$762,672,435	(a)
Affiliated issuers (cost $14,583,143—including investment of cash collateral for securities loaned of $4,712,555)	14,583,143
Cash	46
Receivable for investment securities sold	1,178,185
Unaffiliated dividends receivable	661,860
Affiliated dividends receivable	21,433
Receivable for capital stock sold	3,514
Receivable due from Adviser	1,717

Total assets	779,122,333

LIABILITIES
Payable for collateral received on securities loaned	4,712,555
Payable for investment securities purchased	4,301,241
Payable for capital stock redeemed	1,016,755
Advisory fee payable	460,625
Distribution fee payable	88,555
Administrative fee payable	54,731
Transfer Agent fee payable	118
Accrued expenses	81,540

Total liabilities	10,716,120

NET ASSETS	$768,406,213

COMPOSITION OF NET ASSETS
Capital stock, at par	$39,157
Additional paid-in capital	538,592,549
Distributable earnings	229,774,507

NET ASSETS	$768,406,213

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$326,135,127	16,435,490	$19.84

B	$442,271,086	22,721,688	$19.46

(a)	Includes securities on loan with a value of $101,375,257 (see Note E).

See notes to financial statements.

4

DISCOVERY VALUE PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2026 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $9,490)	$5,159,328
Affiliated issuers	95,490
Interest	570
Securities lending income, net	75,711

$5,331,099

EXPENSES
Advisory fee (see Note B)	2,693,155
Distribution fee—Class B	523,061
Transfer agency—Class A	1,500
Transfer agency—Class B	2,093
Administrative	51,001
Custody and accounting	43,341
Legal	35,688
Printing	22,957
Audit and tax	22,814
Directors’ fees	11,740
Miscellaneous	10,205

Total expenses	3,417,555
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(7,371)

Net expenses	3,410,184

Net investment income	1,920,915

REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	59,863,139
Net change in unrealized appreciation (depreciation) of investments	67,817,546

Net gain on investment transactions	127,680,685

NET INCREASE IN NET ASSETS FROM OPERATIONS	$129,601,600

See notes to financial statements.

5

DISCOVERY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,920,915		$4,870,656
Net realized gain on investment transactions	59,863,139		32,700,171
Net change in unrealized appreciation (depreciation) of investments	67,817,546		(18,749,102)

Net increase in net assets from operations	129,601,600		18,821,725
Distributions to Shareholders
Class A	–0	–	(32,524,477)
Class B	–0	–	(48,010,858)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(47,435,847)		50,925,401

Total increase (decrease)	82,165,753		(10,788,209)
NET ASSETS
Beginning of period	686,240,460		697,028,669

End of period	$768,406,213		$686,240,460

See notes to financial statements.

6

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Discovery Value Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers eight separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

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DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2026:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$762,672,435		$–0	–	$–0	–	$762,672,435
Short-Term Investments	9,870,588		–0	–	–0	–	9,870,588
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,712,555		–0	–	–0	–	4,712,555

Total Investments in Securities	777,255,578		–0	–	–0	–	777,255,578
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total	$777,255,578		$–0	–	$–0	–	$777,255,578

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

8

AB Variable Products Series Fund

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating

9

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to 1.20% and 1.45% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2026, there were no expenses waived by the Adviser.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Portfolio and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Portfolio, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. At the August 3, 2026 shareholder meeting, shareholders of the Portfolio approved the new investment advisory agreement.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2026, the reimbursement for such services amounted to $51,001.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $1,063 for the six months ended June 30, 2026.

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2026, such waiver amounted to $5,502.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2026 is as follows:

Portfolio	Market Value 12/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,706	$119,512	$113,348	$9,870	$95
AB Government Money Market Portfolio*	1,790	40,183	37,260	4,713	5

Total				$14,583	$100

*	Investments of cash collateral for securities lending transactions (see Note E).

10

AB Variable Products Series Fund

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$252,053,836		$299,810,185
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$163,929,825
Gross unrealized depreciation	(30,627,396)

Net unrealized appreciation	$133,302,429

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2026.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized

11

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2026 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$101,375,257	$4,712,555	$99,558,428	$70,329	$5,382	$1,869

*	As of June 30, 2026.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Class A
Shares sold	380,204		1,573,695	$6,911,873		$26,944,196
Shares issued in reinvestment of dividends and distributions	–0	–	2,037,875	–0	–	32,524,478
Shares redeemed	(1,001,537)		(1,368,207)	(18,115,316)		(23,542,270)

Net increase (decrease)	(621,333)		2,243,363	$(11,203,443)		$35,926,404

Class B
Shares sold	493,887		1,348,577	$8,639,593		$22,845,221
Shares issued on reinvestment of dividends and distributions	–0	–	3,059,965	–0	–	48,010,857
Shares redeemed	(2,524,428)		(3,274,643)	(44,871,997)		(55,857,081)

Net increase (decrease)	(2,030,541)		1,133,899	$(36,232,404)		$14,998,997

12

AB Variable Products Series Fund

At June 30, 2026, certain shareholders of the Portfolio owned 73% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other local, regional or global events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, or conflicts, any of which can affect large portions of the securities markets. It includes the risk that a particular style of investing may underperform the market generally.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the industrials or financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the six months ended June 30, 2026.

13

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2026 will be determined at the end of the current fiscal Year. The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$17,497,825	$10,009,617
Net long-term capital gains	63,037,510	30,737,950

Total taxable distributions paid	$80,535,335	$40,747,567

As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$7,121,022
Undistributed capital gains	29,059,846
Unrealized appreciation (depreciation)	63,992,038	(a)

Total accumulated earnings (deficit)	$100,172,906

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to return of capital distributions received from underlying securities and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2025, the Portfolio did not have any capital loss carryforwards.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

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DISCOVERY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.59	$18.32	$17.71	$16.62	$23.46	$17.39

Income From Investment Operations
Net investment income(a)(b)	.06	.15	.16	.15	.19	.21
Net realized and unrealized gain (loss) on investment transactions	3.19	.29	1.54	2.61	(3.74)	6.03

Net increase (decrease) in net asset value from operations	3.25	.44	1.70	2.76	(3.55)	6.24

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.15)	(.16)	(.19)	(.22)	(.17)
Distributions from net realized gain on investment transactions	–0	–	(2.02)	(.93)	(1.48)	(3.07)	–0	–

Total dividends and distributions	–0	–	(2.17)	(1.09)	(1.67)	(3.29)	(.17)

Net asset value, end of period	$19.84	$16.59	$18.32	$17.71	$16.62	$23.46

Total Return
Total investment return based on net asset value(c)	19.59%	2.89%	10.02%	17.18%	(15.63)%	35.95%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$326,135	$282,958	$271,351	$259,538	$228,586	$286,390
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.80	%(d)	.82%	.81%	.81%	.80%	.80%
Expenses, before waiver/reimbursements	.81	%(d)	.82%	.81%	.81%	.80%	.80%
Net investment income(b)	.68	%(d)	.87%	.86%	.91%	1.00%	.98%
Portfolio turnover rate	35%	62%	53%	49%	42%	54%

See footnote summary on page 16.

15

DISCOVERY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.29	$18.02	$17.44	$16.39	$23.17	$17.19

Income From Investment Operations
Net investment income(a)(b)	.04	.10	.11	.11	.14	.16
Net realized and unrealized gain (loss) on investment transactions	3.13	.29	1.52	2.56	(3.68)	5.95

Net increase (decrease) in net asset value from operations	3.17	.39	1.63	2.67	(3.54)	6.11

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.10)	(.12)	(.14)	(.17)	(.13)
Distributions from net realized gain on investment transactions	–0	–	(2.02)	(.93)	(1.48)	(3.07)	–0	–

Total dividends and distributions	–0	–	(2.12)	(1.05)	(1.62)	(3.24)	(.13)

Net asset value, end of period	$19.46	$16.29	$18.02	$17.44	$16.39	$23.17

Total Return
Total investment return based on net asset value(c)	19.46%	2.64%	9.72%	16.86%	(15.82)%	35.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$442,271	$403,282	$425,678	$458,537	$431,086	$563,741
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.05	%(d)	1.07%	1.06%	1.06%	1.05%	1.05%
Expenses, before waiver/reimbursements	1.06	%(d)	1.07%	1.06%	1.06%	1.05%	1.05%
Net investment income(b)	.43	%(d)	.62%	.61%	.65%	.74%	.73%
Portfolio turnover rate	35%	62%	53%	49%	42%	54%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

See notes to financial statements.

16

DISCOVERY VALUE PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S PROPOSED NEW ADVISORY AGREEMENT AND INTERIM ADVISORY AGREEMENT IN THE CONTEXT OF A POTENTIAL ASSIGNMENT

As described in more detail in the Proxy Statement for AB Variable Products Series Fund, Inc. (the “Company”) dated June 23, 2026, the Board of the Company, at a meeting held in-person on May 5-7, 2026, approved a new advisory agreement with the Adviser (the “Proposed Agreement”) in respect of each fund organized as a series of the Company (the “Funds”), including AB Discovery Value Portfolio (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreement for the Company in respect of the Funds, including Fund, resulting in the automatic termination of such advisory agreement.

At the same meeting, the Board also considered and approved an interim advisory agreement with the Adviser (the “Interim Advisory Agreement”) for the Company in respect of the Funds, including the Fund, to be effective only in the event that stockholder approval of the Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreement and its automatic termination.

The stockholders of the Fund subsequently approved the Proposed Agreement at an annual meeting of stockholders called for the purpose of electing Directors and voting on the Proposed Agreement.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Board held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Board consider and approve the Proposed Agreement in respect of each Fund. The Current Agreement in respect of each Fund provides for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreement is being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreement in respect of each Fund, the Board considered its conclusions in connection with its most recent approval of the Current Agreement, in particular in cases where the last approval of the Current Agreement in respect of a Fund was relatively recent, including the Board’s general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreement, the Board considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Board since their most recent approval of the Current Agreement in respect of a Fund that would be a material consideration to the Board in connection with their consideration of the Proposed Agreement, except for matters disclosed to the Board by the Adviser. The Directors considered the fact that the Proposed Agreement would have corresponding terms and conditions identical to those of the Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreement, including the management fees, were fair and reasonable in light of the services performed under the Current Agreement and to be performed under the Proposed Agreement, expenses incurred and to be incurred and such

17

DISCOVERY VALUE PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that the Proposed Agreement, similar to the Current Agreement, provides that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreement. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses. The Directors noted that certain Funds, as applicable, were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Class B shares of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreement was approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

18

AB Variable Products Series Fund

The Board’s consideration of the Proposed Agreement was informed by their most recent approval of the Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund stockholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Board’s consideration of the Proposed Agreement was informed by their most recent approval of the Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that

19

DISCOVERY VALUE PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all.

The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

Interim Advisory Agreement

In approving the Interim Advisory Agreement, the Board with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreement. The Interim Advisory Agreement approved by the Board is identical to the Proposed Agreement, as well as the Current Agreement, in all material respects except for its proposed effective and termination dates and pro-visions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under the Interim Advisory Agreement would be held in escrow pending stockholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Discovery Value Portfolio (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other

20

AB Variable Products Series Fund

senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was close to the median.

21

DISCOVERY VALUE PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was equal to the median of a peer group and lower than the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

22

VPS-DV-0152-0626

JUN 06.30.26

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS
SERIES FUND, INC.

+	AB INTERNATIONAL VALUE PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2026 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–97.6%
FINANCIALS–23.4%
BANKS–15.6%
ABN AMRO Bank NV	146,655	$6,237,504
Barclays PLC	712,193	4,772,405
BNP Paribas SA	53,198	6,213,162
BPER Banca SpA	383,523	6,025,567
Danske Bank A/S	106,460	5,706,531
Erste Group Bank AG	39,360	5,267,860
Eurobank SA	881,803	4,205,645
Japan Post Bank Co., Ltd.	290,400	5,526,993
Resona Holdings, Inc.	561,400	7,319,550

		51,275,217

INSURANCE–7.8%
Aegon Ltd.	473,250	4,027,540
ASR Nederland NV	61,232	4,624,291
AXA SA	122,247	6,125,726
Beazley PLC	323,827	5,526,193
Prudential PLC	381,337	5,064,921

		25,368,671

		76,643,888

INDUSTRIALS–18.7%
AEROSPACE & DEFENSE–5.1%
Airbus SE	29,878	6,647,606
BAE Systems PLC	171,878	4,212,150
Melrose Industries PLC	906,861	5,718,345

		16,578,101

BUILDING PRODUCTS–1.5%
Daikin Industries Ltd.(a)	31,800	4,850,731

CONSTRUCTION & ENGINEERING–1.4%
Vinci SA	31,063	4,536,691

ELECTRICAL EQUIPMENT–1.3%
Mitsubishi Electric Corp.	118,800	4,356,929

GROUND TRANSPORTATION–0.9%
Keisei Electric Railway Co., Ltd.(a)	396,600	2,838,279

MACHINERY–3.2%
CNH Industrial NV	356,756	4,006,370
RENK Group AG	63,060	3,044,004
Techtronic Industries Co., Ltd.–Class H	212,000	3,528,010

		10,578,384

PASSENGER AIRLINES–1.4%
Ryanair Holdings PLC (Sponsored ADR)(a)	73,349	4,749,348

PROFESSIONAL SERVICES–3.9%
Bureau Veritas SA	146,111	4,475,202
Persol Holdings Co., Ltd.	2,038,700	3,102,029

Company	Shares	U.S. $ Value

RELX PLC	164,314	$5,193,112

		12,770,343

		61,258,806

HEALTH CARE–10.1%
HEALTH CARE EQUIPMENT & SUPPLIES–1.4%
ResMed, Inc.	23,370	4,554,346

LIFE SCIENCES TOOLS & SERVICES–1.4%
ICON PLC(b)	26,772	4,650,564

PHARMACEUTICALS–7.3%
Haleon PLC	1,077,194	4,963,866
Novo Nordisk A/S–Class B	131,869	6,333,262
Roche Holding AG	20,349	8,365,194
Takeda Pharmaceutical Co., Ltd.	136,500	4,350,888

		24,013,210

		33,218,120

CONSUMER DISCRETIONARY–9.0%
AUTOMOBILE COMPONENTS–0.9%
Toyo Tire Corp.(a)	128,600	2,977,531

HOTELS, RESTAURANTS & LEISURE–2.5%
Accor SA	85,260	4,945,499
Yum China Holdings, Inc.	84,227	3,442,357

		8,387,856

HOUSEHOLD DURABLES–2.3%
Sony Group Corp.	368,100	7,407,668

SPECIALTY RETAIL–1.9%
Industria de Diseno Textil SA	101,789	6,415,996

TEXTILES, APPAREL & LUXURY GOODS–1.4%
Burberry Group PLC(b)	318,712	4,502,540

		29,691,591

INFORMATION TECHNOLOGY–8.8%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–7.0%
NXP Semiconductors NV	12,345	3,469,315
Taiwan Semiconductor Manufacturing Co., Ltd.	86,000	6,784,562
Tokyo Electron Ltd.	25,900	12,557,713

		22,811,590

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.8%
Samsung Electronics Co., Ltd.	26,576	5,897,138

		28,708,728

1

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

CONSUMER STAPLES–7.0%
BEVERAGES–3.4%
Anheuser-Busch InBev SA/NV	76,724	$6,339,687
Coca-Cola Europacific Partners PLC	47,798	4,783,146

		11,122,833

CONSUMER STAPLES DISTRIBUTION & RETAIL–1.2%
Tesco PLC	665,320	4,055,854

FOOD PRODUCTS–1.1%
Toyo Suisan Kaisha Ltd.(a)	55,600	3,561,078

HOUSEHOLD PRODUCTS–1.3%
Reckitt Benckiser Group PLC	65,729	4,281,163

		23,020,928

MATERIALS–6.3%
CHEMICALS–1.9%
Arkema SA	36,105	2,277,503
Tosoh Corp.	213,000	3,868,295

		6,145,798

CONSTRUCTION MATERIALS–1.2%
CRH PLC	38,277	4,095,639

METALS & MINING–3.2%
Anglo American PLC	121,963	5,982,582
Norsk Hydro ASA	491,359	4,446,197

		10,428,779

		20,670,216

COMMUNICATION SERVICES–5.7%
DIVERSIFIED TELECOMMUNICATION SERVICES–2.5%
Deutsche Telekom AG (REG)	161,345	4,398,955
Koninklijke KPN NV	790,010	3,901,680

		8,300,635

ENTERTAINMENT–0.7%
Toho Co., Ltd./Tokyo(a)	296,500	2,371,526

MEDIA–1.4%
Publicis Groupe SA	44,873	4,434,479

WIRELESS TELECOMMUNICATION SERVICES–1.1%
Tele2 AB–Class B	205,428	3,574,857

		18,681,497

ENERGY–4.3%
ENERGY EQUIPMENT & SERVICES–3.1%
Shell PLC	267,211	10,349,799

Company	Shares	U.S. $ Value

OIL, GAS & CONSUMABLE FUELS–1.2%
Santos Ltd.	787,676	$3,907,570

		14,257,369

REAL ESTATE–2.6%
DIVERSIFIED REITs–1.4%
Merlin Properties Socimi SA	263,744	4,627,687

REAL ESTATE MANAGEMENT & DEVELOPMENT–1.2%
Mitsui Fudosan Co., Ltd.	410,600	3,805,613

		8,433,300

UTILITIES–1.7%
ELECTRIC UTILITIES–1.7%
Enel SpA	487,864	5,595,989

Total Common Stocks (cost $240,202,051)		320,180,432

SHORT-TERM INVESTMENTS–2.1%
INVESTMENT COMPANIES–2.1%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.48%(c)(d)(e) (cost $7,031,844)	7,031,844	7,031,844

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–99.7% (cost $247,233,895)		327,212,276

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.0%
INVESTMENT COMPANIES–0.0%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.48%(c)(d)(e) (cost $52,850)	52,850	52,850

TOTAL INVESTMENTS–99.7% (cost $247,286,745)		327,265,126
Other assets less liabilities–0.3%		850,865

NET ASSETS–100.0%		$328,115,991

2

AB Variable Products Series Fund

Country Breakdown (% of Net Assets)

Japan	21.0%
United Kingdom	16.3
France	12.1
United States	9.1
Italy	5.0
Netherlands	4.5
Denmark	3.6
Spain	3.3
Hong Kong	2.6
Switzerland	2.5
Germany	2.3
Taiwan	2.1
Belgium	1.9
South Africa	1.8
Others	9.4
Short-Term Investments	2.2
Other assets less liabilities	0.3

Total	100.0%

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	8,082	USD	1,561	07/02/2026	$(4,325)
Bank of America NA	USD	1,584	BRL	8,082	07/02/2026	(18,488)
Bank of America NA	KRW	7,244,404	USD	4,899	07/16/2026	214,788
Bank of America NA	USD	891	CNH	6,008	08/07/2026	(4,601)
Bank of America NA	JPY	243,383	USD	1,520	08/27/2026	16,902
Barclays Capital, Inc.	AUD	1,128	USD	800	07/09/2026	19,102
Barclays Capital, Inc.	USD	991	GBP	728	07/16/2026	(25,853)
Barclays Capital, Inc.	JPY	642,648	USD	4,018	08/27/2026	47,677
Barclays Capital, Inc.	EUR	740	USD	861	09/11/2026	13,402
Citibank NA	BRL	8,082	USD	1,554	07/02/2026	(11,350)
Citibank NA	USD	1,561	BRL	8,082	07/02/2026	4,325
Citibank NA	USD	2,132	AUD	2,970	07/09/2026	(75,653)
Citibank NA	GBP	10,130	USD	13,685	07/16/2026	247,845
Citibank NA	USD	1,842	GBP	1,372	07/16/2026	(21,923)
Citibank NA	USD	1,542	BRL	8,082	08/04/2026	11,300
Citibank NA	JPY	175,956	USD	1,093	08/27/2026	6,475
Citibank NA	EUR	782	USD	899	09/11/2026	3,043
Citibank NA	USD	20,956	CHF	16,471	09/11/2026	(412,139)
Citibank NA	USD	5,816	SGD	7,506	09/18/2026	17,260
Deutsche Bank AG	USD	771	GBP	571	07/16/2026	(13,071)
Goldman Sachs Bank USA	AUD	1,349	USD	962	07/09/2026	28,265
Goldman Sachs Bank USA	USD	838	GBP	616	07/16/2026	(20,787)
Goldman Sachs Bank USA	JPY	133,481	USD	829	08/27/2026	4,889
Goldman Sachs Bank USA	USD	1,344	EUR	1,180	09/11/2026	8,235
HSBC Bank USA	NZD	1,359	USD	806	07/09/2026	34,096
HSBC Bank USA	GBP	3,449	USD	4,627	07/16/2026	52,467
HSBC Bank USA	KRW	3,154,061	USD	2,166	07/16/2026	126,795

3

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC Bank USA	USD	1,483	KRW	2,269,073	07/16/2026	$(15,808)
HSBC Bank USA	USD	3,615	ILS	10,586	08/06/2026	(55,008)
HSBC Bank USA	NOK	8,463	USD	855	09/10/2026	1,100
JPMorgan Chase Bank	USD	1,596	NZD	2,705	07/09/2026	(59,545)
JPMorgan Chase Bank	USD	816	GBP	605	07/16/2026	(13,255)
Morgan Stanley Bank NA	USD	20,310	AUD	28,388	07/09/2026	(657,662)
Morgan Stanley Bank NA	GBP	851	USD	1,159	07/16/2026	29,742
Morgan Stanley Bank NA	KRW	1,474,280	USD	959	07/16/2026	5,562
Morgan Stanley Bank NA	USD	1,086	GBP	805	07/16/2026	(19,195)
Morgan Stanley Bank NA	USD	1,213	KRW	1,836,470	07/16/2026	(25,636)
Morgan Stanley Bank NA	TWD	150,317	USD	4,739	07/21/2026	23,230
Morgan Stanley Bank NA	CNH	19,583	USD	2,891	08/07/2026	629
Morgan Stanley Bank NA	USD	15,325	JPY	2,443,242	08/27/2026	(231,077)
Morgan Stanley Bank NA	NOK	18,492	USD	1,888	09/10/2026	21,963
Morgan Stanley Bank NA	USD	6,289	SEK	60,870	09/10/2026	13,399
Morgan Stanley Bank NA	EUR	15,721	USD	18,295	09/11/2026	279,091
Morgan Stanley Bank NA	EUR	1,106	USD	1,264	09/11/2026	(3,361)
Standard Chartered Bank	USD	940	GBP	710	07/16/2026	1,660
Standard Chartered Bank	TWD	29,091	USD	923	07/21/2026	10,017
State Street Bank & Trust Co.	USD	1,712	GBP	1,271	07/16/2026	(26,943)
State Street Bank & Trust Co.	USD	851	MXN	14,877	08/06/2026	(2,653)
State Street Bank & Trust Co.	CHF	875	USD	1,086	09/11/2026	(5,095)
State Street Bank & Trust Co.	EUR	935	USD	1,075	09/11/2026	3,221
UBS	GBP	1,921	USD	2,609	07/16/2026	60,765
UBS	USD	1,743	GBP	1,288	07/16/2026	(33,921)
UBS	USD	1,895	JPY	303,980	08/27/2026	(16,908)
UBS	USD	892	EUR	775	09/11/2026	(4,167)

						$(471,179)

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CHF—Swiss Franc

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

ILS—Israeli Shekel

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

SGD—Singapore Dollar

TWD—New Taiwan Dollar

USD—United States Dollar

4

AB Variable Products Series Fund

Glossary:

ADR—American Depositary Receipt

REG—Registered Shares

REIT—Real Estate Investment Trust

See notes to financial statements.

5

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2026 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $240,202,051)	$320,180,432	(a)
Affiliated issuers (cost $7,084,694—including investment of cash collateral for securities loaned of $52,850)	7,084,694
Foreign currencies, at value (cost $553,588)	548,898
Unrealized appreciation on forward currency exchange contracts	1,307,245
Unaffiliated dividends receivable	234,137
Receivable for capital stock sold	33,913
Affiliated dividends receivable	24,971
Receivable due from Adviser	1,443
Other assets	1,106,889

Total assets	330,522,622

LIABILITIES
Unrealized depreciation on forward currency exchange contracts	1,778,424
Advisory fee payable	201,440
Payable for capital stock redeemed	165,607
Distribution fee payable	55,080
Payable for collateral received on securities loaned	52,850
Administrative fee payable	52,335
Transfer Agent fee payable	118
Accrued expenses	100,777

Total liabilities	2,406,631

NET ASSETS	$328,115,991

COMPOSITION OF NET ASSETS
Capital stock, at par	$14,440
Additional paid-in capital	184,697,719
Distributable earnings	143,403,832

NET ASSETS	$328,115,991

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$59,419,710	2,602,503	$22.83

B	$268,696,281	11,837,596	$22.70

(a)	Includes securities on loan with a value of $12,203,783 (see Note E).

See notes to financial statements.

6

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2026 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $507,545)	$5,738,204
Affiliated issuers	119,276
Securities lending income, net	10,193

5,867,673

EXPENSES
Advisory fee (see Note B)	1,222,443
Distribution fee—Class B	334,885
Transfer agency—Class A	572
Transfer agency—Class B	2,637
Custody and accounting	54,558
Administrative	47,779
Printing	37,076
Audit and tax	29,275
Legal	24,076
Directors’ fees	9,681
Miscellaneous	15,941

Total expenses	1,778,923
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(9,303)

Net expenses	1,769,620

Net investment income	4,098,053

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	18,152,404
Forward currency exchange contracts	1,969,644
Foreign currency transactions	(93,719)
Net change in unrealized appreciation (depreciation) of:
Investments	5,399,183
Forward currency exchange contracts	(1,234,826)
Foreign currency denominated assets and liabilities	(36,676)

Net gain on investment and foreign currency transactions	24,156,010

NET INCREASE IN NET ASSETS FROM OPERATIONS	$28,254,063

See notes to financial statements.

7

INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$4,098,053		$5,324,698
Net realized gain on investment and foreign currency transactions	20,028,329		44,208,851
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	4,127,681		50,395,598
Contributions from affiliates (see Note B)	–0	–	26,405

Net increase in net assets from operations	28,254,063		99,955,552
Distributions to Shareholders
Class A	–0	–	(1,334,003)
Class B	–0	–	(5,513,961)
CAPITAL STOCK TRANSACTIONS
Net decrease	(19,759,157)		(27,613,168)

Total increase	8,494,906		65,494,420
NET ASSETS
Beginning of period	319,621,085		254,126,665

End of period	$328,115,991		$319,621,085

See notes to financial statements.

8

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB International Value Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers eight separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

9

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

10

AB Variable Products Series Fund

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2026:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Financials	$–0	–	$76,643,888		$–0	–	$76,643,888
Industrials	11,857,747		49,401,059		–0	–	61,258,806
Health Care	9,204,910		24,013,210		–0	–	33,218,120
Consumer Discretionary	3,442,357		26,249,234		–0	–	29,691,591
Information Technology	3,469,315		25,239,413		–0	–	28,708,728
Consumer Staples	4,783,146		18,237,782		–0	–	23,020,928
Materials	4,095,639		16,574,577		–0	–	20,670,216
Communication Services	2,371,526		16,309,971		–0	–	18,681,497
Energy	–0	–	14,257,369		–0	–	14,257,369
Real Estate	–0	–	8,433,300		–0	–	8,433,300
Utilities	–0	–	5,595,989		–0	–	5,595,989
Short-Term Investments	7,031,844		–0	–	–0	–	7,031,844
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	52,850		–0	–	–0	–	52,850

Total Investments in Securities	46,309,334		280,955,792	(a)	–0	–	327,265,126
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	–0	–	1,307,245		–0	–	1,307,245
Liabilities:
Forward Currency Exchange Contracts	–0	–	(1,778,424)		–0	–	(1,778,424)

Total	$46,309,334		$280,484,613		$–0	–	$326,793,947

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1

(b)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

11

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Cash Equivalents

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to 1.20% and 1.45% of daily average net assets for Class A and Class B shares, respectively. Effective May 9, 2025, the Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .90% and 1.15% of the daily average net assets for the Class A and Class B, respectively. Prior to May 9, 2025, the Adviser had voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .92% and 1.17% of the daily average net assets for the Class A and Class B, respectively. For the six months ended June 30, 2026, there were no expenses waived by the Adviser.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Core-

12

AB Variable Products Series Fund

bridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Portfolio and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Portfolio, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. At the August 3, 2026 shareholder meeting, shareholders of the Portfolio approved the new investment advisory agreement.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2026, the reimbursement for such services amounted to $47,779.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $1,063 for the six months ended June 30, 2026.

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended June 30, 2026, such waiver amounted to $6,821.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2026 is as follows:

Portfolio	Market Value 12/31/25	Purchases at Cost	Sales Proceeds	Market Value 6/30/26	Dividend Income (000)
AB Government Money Market Portfolio	$13,750	41,023	$47,741	$7,032	$119
AB Government Money Market Portfolio*	10,195	25,398	35,540	53	2

Total				$7,085	$121

*	Investments of cash collateral for securities lending transactions (see Note E).

During the year ended December 31, 2025, the Adviser reimbursed the Portfolio $26,405 for trading losses incurred due to a trade entry error.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

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INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$74,286,603		$82,035,941
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$89,168,168
Gross unrealized depreciation	(9,660,966)

Net unrealized appreciation	$79,507,202

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolio, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2026, the Portfolio held forward currency exchange contracts for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

14

AB Variable Products Series Fund

During the six months ended June 30, 2026, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$1,307,245	Unrealized depreciation on forward currency exchange contracts	$1,778,424

Total		$1,307,245		$1,778,424

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$1,969,644	$(1,234,826)

Total		$1,969,644	$(1,234,826)

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2026:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$101,051,951
Average principal amount of sale contracts	$81,784,977

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject To a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Bank of America NA	$231,690	$(27,414)	$–0	–	$–0	–	$204,276
Barclays Capital, Inc.	80,181	(25,853)	–0	–	–0	–	54,328
Citibank NA	290,248	(290,248)	–0	–	–0	–	–0	–
Goldman Sachs Bank USA	41,389	(20,787)	–0	–	–0	–	20,602
HSBC Bank USA	214,458	(70,816)	–0	–	–0	–	143,642
Morgan Stanley Bank NA	373,616	(373,616)	–0	–	–0	–	–0	–
Standard Chartered Bank	11,677	–0	–	–0	–	–0	–	11,677
State Street Bank & Trust Co.	3,221	(3,221)	–0	–	–0	–	–0	–
UBS	60,765	(54,996)	–0	–	–0	–	5,769

Total	$1,307,245	$(866,951)	$–0	–	$–0	–	$440,294	^

15

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Counterparty	Derivative Liabilities Subject To a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Bank of America NA	$27,414	$(27,414)		$–0	–	$–0	–	$–0	–
Barclays Capital, Inc.	25,853	(25,853)		–0	–	–0	–	–0	–
Citibank NA	521,065	(290,248)		–0	–	–0	–	230,817
Deutsche Bank AG	13,071	–0	–	–0	–	–0	–	13,071
Goldman Sachs Bank USA	20,787	(20,787)		–0	–	–0	–	–0	–
HSBC Bank USA	70,816	(70,816)		–0	–	–0	–	–0	–
JPMorgan Chase Bank	72,800	–0	–	–0	–	–0	–	72,800
Morgan Stanley Bank NA	936,931	(373,616)		–0	–	–0	–	563,315
State Street Bank & Trust Co.	34,691	(3,221)		–0	–	–0	–	31,470
UBS	54,996	(54,996)		–0	–	–0	–	–0	–

Total	$1,778,424	$(866,951)		$–0	–	$–0	–	$911,473	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has

16

AB Variable Products Series Fund

agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2026 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$12,203,783	$52,850	$12,891,157	$8,186	$2,007	$2,482

*	As of June 30, 2026.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Class A
Shares sold	152,015		295,375	$3,379,760		$5,377,201
Shares issued in reinvestment of dividends	–0	–	66,616	–0	–	1,334,003
Shares redeemed	(290,817)		(645,127)	(6,436,223)		(12,027,025)

Net decrease	(138,802)		(283,136)	$(3,056,463)		$(5,315,821)

Class B
Shares sold	386,350		1,384,137	$8,569,602		$24,902,578
Shares issued on reinvestment of dividends	–0	–	276,130	–0	–	5,513,961
Shares redeemed	(1,145,380)		(2,905,289)	(25,272,296)		(52,713,886)

Net decrease	(759,030)		(1,245,022)	$(16,702,694)		$(22,297,347)

At June 30 2026, certain shareholders of the Portfolio owned 54% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other local, regional or global events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, or conflicts, any of which can affect large portions of the securities markets. It includes the risk that a particular style of investing may underperform the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Emerging Market Risk—Investments in emerging market countries may involve more risks than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation, and increased economic, political, regulatory or other uncertainties.

17

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “ Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the six months ended June 30, 2026.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$6,847,964	$6,345,990

Total taxable distributions paid	$6,847,964	$6,345,990

18

AB Variable Products Series Fund

As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$17,092,276
Undistributed capital gains	25,861,973	(a)
Unrealized appreciation (depreciation)	72,195,519	(b)

Total accumulated earnings (deficit)	$115,149,768

(a)	During the fiscal year, the Portfolio utilized $2,624,144 of capital loss carry forwards to offset current year net realized gains.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2025, the Portfolio did not have any capital loss carryforwards.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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INTERNATIONAL VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.92	$15.12	$14.79	$12.95	$15.72	$14.45

Income From Investment Operations
Net investment income(a)(b)	.30	.37	.35	.29	.44	.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.61	5.91	.40	1.67	(2.58)	1.22
Contributions from affiliates	–0	–	.00	(c)	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	1.91	6.28	.75	1.96	(2.14)	1.59

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.48)	(.42)	(.12)	(.60)	(.32)
Return of Capital	–0	–	–0	–	–0	–	–0	–	(.03)	–0	–

Total dividends and distributions	–0	–	(.48)	(.42)	(.12)	(.63)	(.32)

Net asset value, end of period	$22.83	$20.92	$15.12	$14.79	$12.95	$15.72

Total Return
Total investment return based on net asset value(d)(e)	9.13%	41.70%	5.07%	15.15%	(13.61)%	11.08%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$59,420	$57,342	$45,730	$44,286	$40,197	$45,175
Ratio to average net assets of:
Expenses, net of waivers/reimbursements‡	.88	%(f)	.90%	.90%	.90%	.88%	.90%
Expenses, before waiver/reimbursements‡	.89	%(f)	.92%	.92%	.90%	.89%	.90%
Net investment income(b)	2.72	%(f)	2.01%	2.26%	2.03%	3.24%	2.34%
Portfolio turnover rate	23%	48%	51%	46%	37%	43%

See footnote summary on page 21.

20

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.82	$15.06	$14.71	$12.90	$15.62	$14.34

Income From Investment Operations
Net investment income(a)(b)	.27	.32	.31	.26	.40	.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.61	5.88	.40	1.65	(2.56)	1.23
Contributions from affiliates	–0	–	.00	(c)	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	1.88	6.20	.71	1.91	(2.16)	1.55

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.44)	(.36)	(.10)	(.53)	(.27)
Return of Capital	–0	–	–0	–	–0	–	–0	–	(.03)	–0	–

Total dividends and distributions	–0	–	(.44)	(.36)	(.10)	(.56)	(.27)

Net asset value, end of period	$22.70	$20.82	$15.06	$14.71	$12.90	$15.62

Total Return
Total investment return based on net asset value(d)(e)	9.03%	41.27%	4.81%	14.83%	(13.80)%	10.86%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$268,696	$262,279	$208,397	$241,282	$223,060	$304,737
Ratio to average net assets of:
Expenses, net of waivers/reimbursements‡	1.13	%(f)	1.15%	1.14%	1.15%	1.13%	1.15%
Expenses, before waiver/reimbursements‡	1.14	%(f)	1.17%	1.17%	1.15%	1.14%	1.15%
Net investment income(b)	2.47	%(f)	1.76%	2.04%	1.80%	2.98%	2.08%
Portfolio turnover rate	23%	48%	51%	46%	37%	43%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2025, December 31, 2024 and December 31, 2022 by .12%, .01% and .01%, respectively.

(f)	Annualized.

See notes to financial statements.

21

INTERNATIONAL VALUE PORTFOLIO	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S PROPOSED NEW ADVISORY AGREEMENT AND INTERIM ADVISORY AGREEMENT IN THE CONTEXT OF A POTENTIAL ASSIGNMENT

As described in more detail in the Proxy Statement for AB Variable Products Series Fund, Inc. (the “Company”) dated June 23, 2026, the Board of the Company, at a meeting held in-person on May 5-7, 2026, approved a new advisory agreement with the Adviser (the “Proposed Agreement”) in respect of each fund organized as a series of the Company (the “Funds”), including AB International Value Portfolio (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreement for the Company in respect of the Funds, including Fund, resulting in the automatic termination of such advisory agreement.

At the same meeting, the Board also considered and approved an interim advisory agreement with the Adviser (the “Interim Advisory Agreement”) for the Company in respect of the Funds, including the Fund, to be effective only in the event that stockholder approval of the Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreement and its automatic termination.

The stockholders of the Fund subsequently approved the Proposed Agreement at an annual meeting of stockholders called for the purpose of electing Directors and voting on the Proposed Agreement.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Board held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Board consider and approve the Proposed Agreement in respect of each Fund. The Current Agreement in respect of each Fund provides for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreement is being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreement in respect of each Fund, the Board considered its conclusions in connection with its most recent approval of the Current Agreement, in particular in cases where the last approval of the Current Agreement in respect of a Fund was relatively recent, including the Board’s general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreement, the Board considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Board since their most recent approval of the Current Agreement in respect of a Fund that would be a material consideration to the Board in connection with their consideration of the Proposed Agreement, except for matters disclosed to the Board by the Adviser. The Directors considered the fact that the Proposed Agreement would have corresponding terms and conditions identical to those of the Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreement, including the management fees, were fair and reasonable in light of the services performed under the

22

AB Variable Products Series Fund

Current Agreement and to be performed under the Proposed Agreement, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that the Proposed Agreement, similar to the Current Agreement, provides that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreement. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses. The Directors noted that certain Funds, as applicable, were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Class B shares of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreement was approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

23

INTERNATIONAL VALUE PORTFOLIO

(continued)	AB Variable Products Series Fund

The Board’s consideration of the Proposed Agreement was informed by their most recent approval of the Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund stockholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Board’s consideration of the Proposed Agreement was informed by their most recent approval of the Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that

24

AB Variable Products Series Fund

give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all.

The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

Interim Advisory Agreement

In approving the Interim Advisory Agreement, the Board with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreement. The Interim Advisory Agreement approved by the Board is identical to the Proposed Agreement, as well as the Current Agreement, in all material respects except for its proposed effective and termination dates and pro-visions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under the Interim Advisory Agreement would be held in escrow pending stockholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB International Value Portfolio (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other

25

INTERNATIONAL VALUE PORTFOLIO

(continued)	AB Variable Products Series Fund

senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was close to the median.

26

AB Variable Products Series Fund

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund, which had bee requested by the directors. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the median of a peer group and lower than the median of a peer universe. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

27

VPS-IV-0152-0626

JUN 06.30.26

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	AB LARGE CAP GROWTH PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2026 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–97.3%
INFORMATION TECHNOLOGY–40.0%
COMMUNICATIONS EQUIPMENT–0.6%
Motorola Solutions, Inc.	15,650	$6,499,289

IT SERVICES–0.8%
Shopify, Inc.–Class A(a)	71,612	8,176,658

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–27.0%
Advanced Micro Devices, Inc.(a)	14,913	8,663,111
Applied Materials, Inc.	23,443	16,949,289
ASML Holding NV (REG)	7,580	15,079,955
Astera Labs, Inc.(a)	16,620	8,027,792
Broadcom, Inc.	153,575	58,012,956
KLA Corp.	46,800	14,120,028
NVIDIA Corp.	525,629	105,173,107
QUALCOMM, Inc.	29,684	5,485,306
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	61,320	29,284,593
Texas Instruments, Inc.	65,186	19,429,991

		280,226,128

SOFTWARE–8.6%
AppLovin Corp.–Class A(a)	17,357	8,942,847
Cadence Design Systems, Inc.(a)	43,845	16,455,905
Manhattan Associates, Inc.(a)	24,091	3,354,672
Microsoft Corp.	151,946	56,678,897
Procore Technologies, Inc.(a)	76,290	3,098,900

		88,531,221

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–3.0%
Apple, Inc.	108,190	31,305,858

		414,739,154

COMMUNICATION SERVICES–16.2%
ENTERTAINMENT–2.3%
Netflix, Inc.(a)	331,510	23,669,814

INTERACTIVE MEDIA & SERVICES–13.9%
Alphabet, Inc.–Class C	264,034	93,291,133
Meta Platforms, Inc.–Class A	78,743	44,355,145
Reddit, Inc.–Class A(a)	39,280	6,818,222

		144,464,500

		168,134,314

Company	Shares	U.S. $ Value

HEALTH CARE–12.3%
BIOTECHNOLOGY–1.6%
Argenx SE (ADR)(a)	3,790	3,516,248
Genmab A/S (Sponsored ADR)(a)	105,277	2,891,959
Vertex Pharmaceuticals, Inc.(a)	20,365	10,115,907

		16,524,114

HEALTH CARE EQUIPMENT & SUPPLIES–3.1%
Dexcom, Inc.(a)	91,680	6,174,648
Edwards Lifesciences Corp.(a)	38,080	3,444,717
Intuitive Surgical, Inc.(a)	32,893	13,080,888
Stryker Corp.	30,230	9,517,613

		32,217,866

HEALTH CARE PROVIDERS & SERVICES–2.0%
McKesson Corp.	11,180	8,447,608
UnitedHealth Group, Inc.	30,630	12,730,747

		21,178,355

HEALTH CARE TECHNOLOGY–0.9%
Veeva Systems, Inc.–Class A(a)	50,835	9,021,688

LIFE SCIENCES TOOLS & SERVICES–1.4%
Mettler-Toledo International, Inc.(a)	6,313	8,064,921
Waters Corp.(a)	18,236	6,839,229

		14,904,150

PHARMACEUTICALS–3.3%
Eli Lilly & Co.	28,615	34,321,689

		128,167,862

CONSUMER DISCRETIONARY–9.2%
AUTOMOBILES–0.7%
Ferrari NV(b)	18,548	6,905,235

BROADLINE RETAIL–3.4%
Amazon.com, Inc.(a)	148,937	35,497,645

HOTELS, RESTAURANTS & LEISURE–1.6%
Cava Group, Inc.(a)	57,810	4,536,929
Chipotle Mexican Grill, Inc.(a)	158,690	5,395,460
Texas Roadhouse, Inc.	33,980	6,565,955

		16,498,344

HOUSEHOLD DURABLES–0.4%
Garmin Ltd.	19,930	4,734,172

1

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

SPECIALTY RETAIL–3.1%
Home Depot, Inc. (The)	49,694	$17,526,080
TJX Cos., Inc. (The)	95,390	14,451,585

		31,977,665

		95,613,061

INDUSTRIALS–7.9%
AEROSPACE & DEFENSE–2.0%
General Electric Co.	55,540	20,756,964

BUILDING PRODUCTS–1.0%
Trane Technologies PLC	14,760	7,249,522
Trex Co., Inc.(a)	64,364	3,220,774

		10,470,296

CONSTRUCTION & ENGINEERING–0.4%
Quanta Services, Inc.	6,243	4,495,210

ELECTRICAL EQUIPMENT–0.7%
Eaton Corp. PLC	18,530	7,896,004

GROUND TRANSPORTATION–0.9%
Saia, Inc.(a)	21,330	8,983,343

MACHINERY–0.6%
ITT, Inc.	29,640	5,861,606

PROFESSIONAL SERVICES–1.5%
Broadridge Financial Solutions, Inc.	32,760	4,486,482
Verisk Analytics, Inc.	60,377	10,839,483

		15,325,965

TRADING COMPANIES & DISTRIBUTORS–0.8%
United Rentals, Inc.	7,570	8,575,977

		82,365,365

FINANCIALS–5.8%
CAPITAL MARKETS–0.7%
Cboe Global Markets, Inc.	29,799	7,231,323

FINANCIAL SERVICES–4.4%
Toast, Inc.–Class A(a)	155,950	4,338,529
Visa, Inc.–Class A	119,716	41,073,363

		45,411,892

INSURANCE—0.7%
Progressive Corp. (The)	32,760	7,156,422

		59,799,637

CONSUMER STAPLES–4.8%
BEVERAGES–2.7%
Celsius Holdings, Inc.(a)(b)	154,191	4,514,712
Monster Beverage Corp.(a)	247,215	23,762,306

		28,277,018

Company	Shares	U.S. $ Value

CONSUMER STAPLES DISTRIBUTION & RETAIL–2.1%
Costco Wholesale Corp.	22,865	21,389,522

		49,666,540

MATERIALS–1.1%
CHEMICALS–1.1%
Sherwin-Williams Co. (The)	34,511	11,882,827

Total Common Stocks (cost $488,653,375)		1,010,368,760

RIGHTS–0.0%
HEALTH CARE–0.0%
HEALTH CARE PROVIDERS & SERVICES–0.0%
ABIOMED, Inc. (CVR)(a)(c)(d) (cost $11,601)	11,373	28,717

SHORT-TERM INVESTMENTS–2.8%
INVESTMENT COMPANIES–2.8%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.48%(e)(f)(g) (cost $28,780,297)	28,780,297	28,780,297

TOTAL INVESTMENTS–100.1% (cost $517,445,273)		1,039,177,774
Other assets less liabilities–(0.1)%		(901,829)

NET ASSETS–100.0%		$1,038,275,945

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Fair valued by the Adviser.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	Affiliated investments.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:
ADR—American Depositary Receipt
CVR—Contingent Value Rights
REG—Registered Shares

See notes to financial statements.

2

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2026 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $488,664,976)	$1,010,397,477	(a)
Affiliated issuers (cost $28,780,297)	28,780,297
Cash	12,181
Receivable for investment securities sold	847,266
Receivable for capital stock sold	465,453
Unaffiliated dividends receivable	145,820
Affiliated dividends receivable	25,591
Receivable due from Adviser	1,473
Other assets	4,504

Total assets	1,040,680,062

LIABILITIES
Payable for investment securities purchased	836,976
Payable for capital stock redeemed	764,558
Advisory fee payable	510,190
Distribution fee payable	132,611
Administrative fee payable	47,515
Transfer Agent fee payable	118
Accrued expenses	112,149

Total liabilities	2,404,117

NET ASSETS	$1,038,275,945

COMPOSITION OF NET ASSETS
Capital stock, at par	$11,781
Additional paid-in capital	430,563,236
Distributable earnings	607,700,928

NET ASSETS	$1,038,275,945

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$389,724,633	4,072,627	$95.69

B	$648,551,312	7,707,950	$84.14

(a)	Includes securities on loan with a value of $10,828,288 (see Note E).

See notes to financial statements.

3

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2026 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $43,849)	$3,249,321
Affiliated issuers	260,066
Interest	92
Securities lending income, net	6,818

3,516,297

EXPENSES
Advisory fee (see Note B)	2,983,883
Distribution fee—Class B	771,609
Transfer agency—Class A	1,708
Transfer agency—Class B	2,796
Administrative	55,288
Custody and accounting	47,196
Legal	43,503
Printing	35,273
Audit and tax	20,621
Directors’ fees	13,074
Miscellaneous	14,468

Total expenses	3,989,419
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(15,019)

Net expenses	3,974,400

Net investment loss	(458,103)

REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	20,437,385
Net change in unrealized appreciation (depreciation) of investments	13,726,185

Net gain on investment transactions	34,163,570

NET INCREASE IN NET ASSETS FROM OPERATIONS	$33,705,467

See notes to financial statements.

4

LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(458,103)		$(2,170,785)
Net realized gain on investment transactions	20,437,385		68,686,399
Net change in unrealized appreciation (depreciation) of investments	13,726,185		52,647,743

Net increase in net assets from operations	33,705,467		119,163,357
Distributions to Shareholders
Class A	–0	–	(32,728,516)
Class B	–0	–	(56,400,976)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(10,911,840)		33,955,120

Total increase	22,793,627		63,988,985
NET ASSETS
Beginning of period	1,015,482,318		951,493,333

End of period	$1,038,275,945		$1,015,482,318

See notes to financial statements.

5

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Large Cap Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers eight separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

6

AB Variable Products Series Fund

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2026:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$1,010,368,760		$–0	–	$–0	–	$1,010,368,760
Rights	–0	–	–0	–	28,717		28,717
Short-Term Investments	28,780,297		–0	–	–0	–	28,780,297

Total Investments in Securities	1,039,149,057		–0	–	28,717		1,039,177,774
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total	$1,039,149,057		$–0	–	$28,717		$1,039,177,774

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

7

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating

8

AB Variable Products Series Fund

results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .60% of the first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Portfolio and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Portfolio, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. At the August 3, 2026 shareholder meeting, shareholders of the Portfolio approved the new investment advisory agreement.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2026, the reimbursement for such services amounted to $55,288.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $1,063 for the six months ended June 30, 2026.

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2026, such waiver amounted to $14,823.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2026 is as follows:

Portfolio	Market Value 12/31/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$30,888		$60,288	$62,396	$28,780		$260
AB Government Money Market Portfolio*	–0	–	6,949	6,949	–0	–	0	**

Total					$28,780		$260

*	Investments of cash collateral for securities lending transactions (see Note E).
**	Amount is less than $500.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attribut-

9

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

able to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$123,414,594		$132,744,847
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$539,659,284
Gross unrealized depreciation	(17,926,783)

Net unrealized appreciation	$521,732,501

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2026.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the

10

AB Variable Products Series Fund

right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2026 is as follows:

Market Value of Securities on Loan*	Cash Collateral*		Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
					Income Earned	Advisory Fee Waived
$10,828,288	$–0	–	$11,278,916	$6,745	$73	$196

*	As of June 30, 2026.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Class A
Shares sold	204,277		306,354	$18,717,779		$27,471,336
Shares issued in reinvestment of dividends and distributions	–0	–	368,150	–0	–	32,728,516
Shares redeemed	(352,445)		(662,084)	(32,419,540)		(59,712,722)

Net increase (decrease)	(148,168)		12,420	$(13,701,761)		$487,130

Class B
Shares sold	470,146		941,008	$37,709,172		$75,440,827
Shares issued on reinvestment of distributions	–0	–	719,951	–0	–	56,400,976
Shares redeemed	(431,325)		(1,212,970)	(34,919,251)		(98,373,813)

Net increase	38,821		447,989	$2,789,921		$33,467,990

At June 30, 2026, certain shareholders of the Portfolio owned 72% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of

11

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

economic changes or other local, regional or global events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, or conflicts, any of which can affect large portions of the securities markets. It includes the risk that a particular style of investing may underperform the market generally.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value than would be the case if the Portfolio were invested in a larger number of companies.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the six months ended June 30, 2026.

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AB Variable Products Series Fund

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	2025		2024
Distributions paid from:
Ordinary income	$–0	–	$199,068
Net long-term capital gains	89,129,492		37,991,973

Total taxable distributions paid	$89,129,492		$38,191,041

As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed capital gains	$69,163,341
Unrealized appreciation (depreciation)	504,832,120	(a)

Total accumulated earnings (deficit)	$573,995,461

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30 2026, the Portfolio did not have any capital loss carryforwards.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

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LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$92.55	$89.31	$74.50	$58.90	$93.09	$77.09

Income From Investment Operations
Net investment income (loss)(a)(b)	.03	(.07)	(.04)	.11	(.05)	(.19)
Net realized and unrealized gain (loss) on investment transactions	3.11	11.47	18.41	20.12	(25.48)	22.16
Contributions from Affiliates	–0	–	–0	–	–0	–	.00	(c)	–0	–	–0	–

Net increase (decrease) in net asset value from operations	3.14	11.40	18.37	20.23	(25.53)	21.97

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	(.05)	–0	–	–0	–	–0	–
Distributions from net realized gain on investment transactions	–0	–	(8.16)	(3.51)	(4.63)	(8.66)	(5.97)

Total dividends and distributions	–0	–	(8.16)	(3.56)	(4.63)	(8.66)	(5.97)

Net asset value, end of period	$95.69	$92.55	$89.31	$74.50	$58.90	$93.09

Total Return
Total investment return based on net asset value(d)(e)	3.39%	13.13%	25.26%	35.13%	(28.51)%	28.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$389,725	$390,630	$375,852	$330,245	$260,596	$389,051
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)‡	.64	%(g)	.65%	.65%	.65%	.65%	.65%
Expenses, before waiver/reimbursements(f)‡	.65	%(g)	.65%	.65%	.66%	.65%	.65%
Net investment income (loss)(b)	.06	%(g)	(.07)%	(.04)%	.17%	(.07)%	(.22)%
Portfolio turnover rate	12%	22%	27%	30%	34%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%(g)	.00%	.00%	.01%	.00%	.00%

See footnote summary on page 15.

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AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$81.48	$79.72	$66.96	$53.45	$85.67	$71.51

Income From Investment Operations
Net investment loss(a)(b)	(.07)	(.26)	(.22)	(.05)	(.20)	(.37)
Net realized and unrealized gain (loss) on investment transactions	2.73	10.18	16.49	18.19	(23.36)	20.50
Contributions from Affiliates	–0	–	–0	–	–0	–	.00	(c)	–0	–	–0	–

Net increase (decrease) in net asset value from operations	2.66	9.92	16.27	18.14	(23.56)	20.13

Less: Dividends
Dividends from net investment income	–0	–	(8.16)	(3.51)	(4.63)	(8.66)	(5.97)

Net asset value, end of period	$84.14	$81.48	$79.72	$66.96	$53.45	$85.67

Total Return
Total investment return based on net asset value(d)(e)	3.27%	12.85%	24.95%	34.78%	(28.69)%	28.65%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$648,551	$624,852	$575,641	$443,248	$330,487	$490,111
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)‡	.89	%(g)	.90%	.90%	.90%	.90%	.90%
Expenses, before waiver/reimbursements(f)‡	.90	%(g)	.90%	.90%	.91%	.90%	.90%
Net investment loss(b)	(.19	)%(g)	(.32)%	(.29)%	(.08)%	(.32)%	(.47)%
Portfolio turnover rate	12%	22%	27%	30%	34%	17%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%(g)	.00%	.00%	.01%	.00%	.00%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2025 and December 31, 2024 by .01% and .11%, respectively.

(f)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the year ended December 31, 2023, such waiver amounted to .01%.

(g)	Annualized.

See notes to financial statements.

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LARGE CAP GROWTH PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S PROPOSED NEW ADVISORY AGREEMENT AND INTERIM ADVISORY AGREEMENT IN THE CONTEXT OF A POTENTIAL ASSIGNMENT

As described in more detail in the Proxy Statement for AB Variable Products Series Fund, Inc. (the “Company”) dated June 23, 2026, the Board of the Company, at a meeting held in-person on May 5-7, 2026, approved a new advisory agreement with the Adviser (the “Proposed Agreement”) in respect of each fund organized as a series of the Company (the “Funds”), including AB Large Cap Growth Portfolio (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreement for the Company in respect of the Funds, including Fund, resulting in the automatic termination of such advisory agreement.

At the same meeting, the Board also considered and approved an interim advisory agreement with the Adviser (the “Interim Advisory Agreement”) for the Company in respect of the Funds, including the Fund, to be effective only in the event that stockholder approval of the Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreement and its automatic termination.

The stockholders of the Fund subsequently approved the Proposed Agreement at an annual meeting of stockholders called for the purpose of electing Directors and voting on the Proposed Agreement.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Board held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Board consider and approve the Proposed Agreement in respect of each Fund. The Current Agreement in respect of each Fund provides for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreement is being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreement in respect of each Fund, the Board considered its conclusions in connection with its most recent approval of the Current Agreement, in particular in cases where the last approval of the Current Agreement in respect of a Fund was relatively recent, including the Board’s general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreement, the Board considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Board since their most recent approval of the Current Agreement in respect of a Fund that would be a material consideration to the Board in connection with their consideration of the Proposed Agreement, except for matters disclosed to the Board by the Adviser. The Directors considered the fact that the Proposed Agreement would have corresponding terms and conditions identical to those of the Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreement, including the management fees, were fair and reasonable in light of the services performed under the

16

AB Variable Products Series Fund

Current Agreement and to be performed under the Proposed Agreement, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that the Proposed Agreement, similar to the Current Agreement, provides that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreement. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses. The Directors noted that certain Funds, as applicable, were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Class B shares of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreement was approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

17

LARGE CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

The Board’s consideration of the Proposed Agreement was informed by their most recent approval of the Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund stockholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Board’s consideration of the Proposed Agreement was informed by their most recent approval of the Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and

18

AB Variable Products Series Fund

not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all.

The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

Interim Advisory Agreement

In approving the Interim Advisory Agreement, the Board with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreement. The Interim Advisory Agreement approved by the Board is identical to the Proposed Agreement, as well as the Current Agreement, in all material respects except for its proposed effective and termination dates and pro-visions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under the Interim Advisory Agreement would be held in escrow pending stockholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Large Cap Growth Portfolio (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’

19

LARGE CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised aby the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in certain periods and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

20

AB Variable Products Series Fund

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

21

VPS-LCG-0152-0626

JUN 06.30.26

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	AB RELATIVE VALUE PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

RELATIVE VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2026 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–97.4%
INDUSTRIALS–18.0%
AEROSPACE & DEFENSE–4.4%
Curtiss-Wright Corp.	9,119	$6,910,013
RTX Corp.	225,193	42,725,868

		49,635,881

BUILDING PRODUCTS–2.2%
Allegion PLC	60,688	8,526,057
Owens Corning	99,300	15,784,728

		24,310,785

COMMERCIAL SERVICES & SUPPLIES–1.3%
Veralto Corp.	168,541	14,946,216

ELECTRICAL EQUIPMENT–1.2%
Generac Holdings, Inc.(a)	27,399	8,022,701
nVent Electric PLC	32,955	5,589,498

		13,612,199

GROUND TRANSPORTATION–2.7%
CSX Corp.	79,435	3,775,546
JB Hunt Transport Services, Inc.	33,843	9,795,179
Landstar System, Inc.	47,430	9,808,998
Union Pacific Corp.	27,470	7,471,840

		30,851,563

MACHINERY–4.8%
Allison Transmission Holdings, Inc.	90,659	10,220,896
ITT, Inc.	67,644	13,377,277
PACCAR, Inc.	145,781	17,511,214
Westinghouse Air Brake Technologies Corp.	48,783	13,151,897

		54,261,284

PROFESSIONAL SERVICES–0.5%
Paycom Software, Inc.(b)	48,060	6,040,181

TRADING COMPANIES & DISTRIBUTORS–0.9%
MSC Industrial Direct Co., Inc.–Class A	85,007	10,111,583

		203,769,692

FINANCIALS–16.3%
BANKS–7.0%
Citigroup, Inc.	119,901	16,781,344
East West Bancorp, Inc.	82,220	10,613,780
JPMorgan Chase & Co.	120,366	39,399,402
Wells Fargo & Co.	143,378	11,848,758

		78,643,284

CAPITAL MARKETS–0.9%
Raymond James Financial, Inc.	69,350	10,543,281

FINANCIAL SERVICES–6.1%
Berkshire Hathaway, Inc. –Class B(a)	90,315	45,192,723
Jack Henry & Associates, Inc.	48,280	6,650,087
Mastercard, Inc.–Class A	33,337	17,121,883

		68,964,693

INSURANCE–2.3%
Axis Capital Holdings Ltd.	96,114	10,326,488
Progressive Corp. (The)	74,150	16,198,068

		26,524,556

		184,675,814

INFORMATION TECHNOLOGY–15.3%
COMMUNICATIONS EQUIPMENT–3.0%
Cisco Systems, Inc.	286,930	33,702,798

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–1.5%
Flex Ltd.(a)	48,060	7,789,084
Zebra Technologies Corp. –Class A(a)	35,625	9,378,638

		17,167,722

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–8.5%
Intel Corp.(a)	126,311	17,636,805
Micron Technology, Inc.	11,464	13,232,781
NVIDIA Corp.	35,420	7,087,188
QUALCOMM, Inc.	62,590	11,566,006
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	55,374	26,444,961
Texas Instruments, Inc.	67,765	20,198,713

		96,166,454

SOFTWARE–1.2%
Microsoft Corp.	36,970	13,790,549

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.1%
NetApp, Inc.	82,070	12,701,153

		173,528,676

HEALTH CARE–13.5%
BIOTECHNOLOGY–1.3%
Regeneron Pharmaceuticals, Inc.	8,595	5,359,326

1

RELATIVE VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

United Therapeutics Corp.(a)	17,867	$9,680,877

		15,040,203

HEALTH CARE EQUIPMENT & SUPPLIES–0.9%
Align Technology, Inc.(a)	39,712	6,697,826
ResMed, Inc.(b)	19,146	3,731,172

		10,428,998

HEALTH CARE PROVIDERS & SERVICES–4.9%
HCA Healthcare, Inc.	32,080	12,507,671
Quest Diagnostics, Inc.	65,370	13,855,171
UnitedHealth Group, Inc.	69,790	29,006,818

		55,369,660

LIFE SCIENCES TOOLS & SERVICES–3.0%
Agilent Technologies, Inc.	126,643	16,821,990
Charles River Laboratories International, Inc.(a)	72,500	16,442,275

		33,264,265

PHARMACEUTICALS–3.4%
Johnson & Johnson	152,309	38,681,917

		152,785,043

CONSUMER DISCRETIONARY–8.6%
AUTOMOBILE COMPONENTS–0.4%
BorgWarner, Inc.	66,899	4,442,093

BROADLINE RETAIL–2.1%
Amazon.com, Inc.(a)	97,570	23,254,834

HOTELS, RESTAURANTS & LEISURE–1.3%
Yum! Brands, Inc.	95,057	15,195,812

HOUSEHOLD DURABLES–0.7%
DR Horton, Inc.	47,340	7,710,739

SPECIALTY RETAIL–4.1%
Dick’s Sporting Goods, Inc.(b)	66,972	15,189,919
Lowe’s Cos., Inc.	86,760	19,129,713
Ross Stores, Inc.	47,988	10,214,246
Ulta Beauty, Inc.(a)	4,640	2,092,547

		46,626,425

		97,229,903

CONSUMER STAPLES–8.1%
BEVERAGES–0.6%
Constellation Brands, Inc.–Class A	50,740	7,057,426

CONSUMER STAPLES DISTRIBUTION & RETAIL–4.4%
Casey’s General Stores, Inc.	7,612	6,049,941
Target Corp.	102,480	13,384,913
US Foods Holding Corp.(a)	97,430	9,962,218
Walmart, Inc.	174,061	19,714,149

		49,111,221

TOBACCO–3.1%
Philip Morris International, Inc.	195,214	35,316,165

		91,484,812

ENERGY–6.8%
ENERGY EQUIPMENT & SERVICES–1.5%
Cactus, Inc.–Class A(b)	149,287	7,647,973
SLB Ltd.	194,690	9,051,138

		16,699,111

OIL, GAS & CONSUMABLE FUELS–5.3%
APA Corp.	195,781	6,376,587
Chevron Corp.	119,166	19,752,956
ConocoPhillips	111,117	11,551,724
EOG Resources, Inc.	135,456	17,572,707
Phillips 66	29,538	4,993,399

		60,247,373

		76,946,484

COMMUNICATION SERVICES–6.7%
DIVERSIFIED TELECOMMUNICATION SERVICES–0.9%
AT&T, Inc.	462,697	9,577,828

ENTERTAINMENT–1.1%
Walt Disney Co. (The)	105,449	10,149,466
Warner Music Group Corp.–Class A	83,107	2,249,707

		12,399,173

INTERACTIVE MEDIA & SERVICES–4.7%
Alphabet, Inc.–Class C	96,540	34,110,478
Meta Platforms, Inc.–Class A	34,390	19,371,543

		53,482,021

		75,459,022

MATERIALS–1.9%
METALS & MINING–1.9%
Freeport-McMoRan, Inc.	173,150	10,889,404
Steel Dynamics, Inc.	45,590	10,461,081

		21,350,485

2

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

REAL ESTATE–1.3%
REAL ESTATE MANAGEMENT & DEVELOPMENT–0.6%
Jones Lang LaSalle, Inc.(a)	23,138	$7,171,623

SPECIALIZED REITS–0.7%
Public Storage	23,184	7,379,699

		14,551,322

UTILITIES–0.9%
ELECTRIC UTILITIES–0.9%
American Electric Power Co., Inc.	76,230	10,429,026

Total Common Stocks (cost $786,738,025)		1,102,210,279

SHORT-TERM INVESTMENTS–1.8%
INVESTMENT COMPANIES–1.8%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio– Class AB, 3.48%(c)(d)(e) (cost $20,081,170)	20,081,170	20,081,170

TOTAL INVESTMENTS–99.2% (cost $806,819,195)		1,122,291,449
Other assets less liabilities–0.8%		9,472,023

NET ASSETS–100.0%		$1,131,763,472

(a)	Non-income producing security
(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR–American Depositary Receipt

REIT–Real Estate Investment Trust

See notes to financial statements.

3

RELATIVE VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2026 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $786,738,025)	$1,102,210,279	(a)
Affiliated issuers (cost $20,081,170)	20,081,170
Cash	28,833
Receivable for capital stock sold	11,913,315
Unaffiliated dividends receivable	621,396
Affiliated dividends receivable	104,724
Receivable due from Adviser	6,012
Other assets	759,953

Total assets	1,135,725,682

LIABILITIES
Payable for capital stock redeemed	3,143,824
Advisory fee payable	504,189
Distribution fee payable	148,669
Administrative fee payable	52,334
Transfer Agent fee payable	118
Accrued expenses	113,076

Total liabilities	3,962,210

NET ASSETS	$1,131,763,472

COMPOSITION OF NET ASSETS
Capital stock, at par	$31,988
Additional paid-in capital	723,548,147
Distributable earnings	408,183,337

NET ASSETS	$1,131,763,472

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$404,678,659	11,219,762	$36.07

B	$727,084,813	20,768,605	$35.01

(a)	Includes securities on loan with a value of $20,688,970 (see Note E).

See notes to financial statements.

4

RELATIVE VALUE PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2026 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $23,535)	$8,238,524
Affiliated issuers	542,629
Interest	151
Securities lending income, net	14,063

8,795,367

EXPENSES
Advisory fee (see Note B)	2,957,069
Distribution fee—Class B	878,633
Transfer agency—Class A	1,818
Transfer agency—Class B	3,432
Custody and accounting	48,458
Administrative	47,779
Printing	45,075
Legal	44,269
Audit and tax	21,394
Directors’ fees	13,418
Miscellaneous	13,625

Total expenses	4,074,970
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(31,273)

Net expenses	4,043,697

Net investment income	4,751,670

REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
Net realized gain on Investment transactions	56,742,809
Net change in unrealized appreciation of investments	76,378,736

Net gain on investment transactions	133,121,545

NET INCREASE IN NET ASSETS FROM OPERATIONS	$137,873,215

See notes to financial statements.

5

RELATIVE VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$4,751,670		$10,680,667
Net realized gain on investment transactions	56,742,809		23,268,918
Net change in unrealized appreciation of investments	76,378,736		68,337,009
Contributions from Affiliates (see Note B)	–0	–	249

Net increase in net assets from operations	137,873,215		102,286,843
DISTRIBUTIONS TO SHAREHOLDERS
Class A	–0	–	(32,422,724)
Class B	–0	–	(66,099,147)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(62,599,222)		130,290,250

Total increase	75,273,993		134,055,222
NET ASSETS
Beginning of period	1,056,489,479		922,434,257

End of period	$1,131,763,472		$1,056,489,479

See notes to financial statements.

6

RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Relative Value Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers eight separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

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RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2026:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$1,102,210,279		$–0	–	$–0	–	$1,102,210,279
Short-Term Investments	20,081,170		–0	–	–0	–	20,081,170

Total Investments in Securities	1,122,291,449		–0	–	–0	–	1,122,291,449
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total	$1,122,291,449		$–0	–	$–0	–	$1,122,291,449

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

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AB Variable Products Series Fund

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturi ties of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating

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RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Portfolio and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Portfolio, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. At the August 3, 2026 shareholder meeting, shareholders of the Portfolio approved the new investment advisory agreement.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2026, the reimbursement for such services amounted to $47,779.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $1,063 for the six months ended June 30, 2026.

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2026, such waiver amounted to $31,255.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2026 is as follows:

Portfolio	Market Value 12/31/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$13,258		$147,934	$141,111	$20,081		$543
AB Government Money Market Portfolio*	–0	–	5,170	5,170	–0	–	0	**

Total					$20,081		$543

*	Investments of cash collateral for securities lending transactions (see Note E).
**	Amount is less than $500.

During the year ended December 31, 2025, the Adviser reimbursed the Portfolio $249 for trading losses incurred due to NAV entry errors.

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AB Variable Products Series Fund

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$336,647,338		$409,747,650
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$329,918,475
Gross unrealized depreciation	(14,446,221)

Net unrealized appreciation	$315,472,254

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2026.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash

11

RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2026 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$20,688,970	$–0–	$21,394,155	$14,049	$14	$18

*	As of June 30, 2026.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Class A
Shares sold	829,204		4,931,518	$28,814,223		$158,193,222
Shares issued in reinvestment of dividends and distributions	–0	–	1,090,573	–0	–	32,422,724
Shares redeemed	(1,014,893)		(1,272,084)	(34,300,240)		(40,185,289)

Net increase (decrease)	(185,689)		4,750,007	$(5,486,017)		$150,430,657

Class B
Shares sold	372,462		1,928,163	$12,305,822		$59,521,711
Shares issued on reinvestment of dividends and distributions	–0	–	2,285,586	–0	–	66,099,147
Shares redeemed	(2,115,898)		(4,752,598)	(69,419,027)		(145,761,265)

Net decrease	(1,743,436)		(538,849)	$(57,113,205)		$(20,140,407)

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AB Variable Products Series Fund

At June 30, 2026, certain shareholders of the Portfolio owned 50% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other local, regional or global events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, or conflicts, any of which can affect large portions of the securities markets. It includes the risk that a particular style of investing may underperform the market generally.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the financials or health care sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the six months ended June 30, 2026.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$10,306,651	$11,941,310
Net long-term capital gains	88,215,220	32,320,037

Total taxable distributions paid	$98,521,871	$44,261,347

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RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$10,704,119
Undistributed capital gains	25,420,187
Unrealized appreciation (depreciation)	234,185,818	(a)

Total accumulated earnings (deficit)	$270,310,124

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2025, the Portfolio did not have any capital loss carryforwards.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

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RELATIVE VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$31.74	$31.68	$29.50	$29.00	$36.83	$28.97

Income From Investment Operations
Net investment income(a)(b)	.18	.39	.42	.47	.48	.38
Net realized and unrealized gain (loss) on investment transactions	4.15	2.72	3.36	2.86	(2.21)	7.76
Contributions from Affiliates	–0	–	.00	(c)	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	4.33	3.11	3.78	3.33	(1.73)	8.14

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.37)	(.47)	(.45)	(.49)	(.28)
Distributions from net realized gain on investment transactions	–0	–	(2.68)	(1.13)	(2.38)	(5.61)	–0	–

Total dividends and distributions	–0	–	(3.05)	(1.60)	(2.83)	(6.10)	(.28)

Net asset value, end of period	$36.07	$31.74	$31.68	$29.50	$29.00	$36.83

Total Return
Total investment return based on net asset value(d)(e)	13.64%	10.47%	13.02%	12.03%	(4.19)%	28.15%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$404,679	$362,035	$210,860	$174,389	$157,648	$170,190
Ratio to average net assets of:
Expenses, net of waivers/reimbursements‡(f)	.59	%(g)	.59%	.60%	.60%	.59%	.59%
Expenses, before waiver/reimbursements‡(f)	.59	%(g)	.60%	.60%	.61%	.59%	.59%
Net investment income(b)	1.05	%(g)	1.23%	1.33%	1.65%	1.50%	1.13%
Portfolio turnover rate	32%	74%	58%	70%	66%	51%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%(g)	.01%	.01%	.01%	.00%	.00%

See footnote summary on page 17.

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RELATIVE VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$30.85	$30.87	$28.78	$28.36	$36.12	$28.43

Income From Investment Operations
Net investment income(a)(b)	.13	.30	.34	.39	.39	.29
Net realized and unrealized gain (loss) on investment transactions	4.03	2.65	3.28	2.79	(2.16)	7.61
Contributions from affiliates	–0	–	.00	(c)	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	4.16	2.95	3.62	3.18	(1.77)	7.90

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.29)	(.40)	(.38)	(.38)	(.21)
Distributions from net realized gain on investment transactions	–0	–	(2.68)	(1.13)	(2.38)	(5.61)	–0	–

Total dividends and distributions	–0	–	(2.97)	(1.53)	(2.76)	(5.99)	(.21)

Net asset value, end of period	$35.01	$30.85	$30.87	$28.78	$28.36	$36.12

Total Return
Total investment return based on net asset value(d)(e)	13.48%	10.20%	12.76%	11.72%	(4.42)%	27.84%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$727,085	$694,454	$711,574	$684,361	$677,187	$752,562
Ratio to average net assets of:
Expenses, net of waivers/reimbursements‡(f)	.84	%(g)	.84%	.85%	.85%	.84%	.84%
Expenses, before waiver/reimbursements‡(f)	.84	%(g)	.85%	.85%	.86%	.84%	.85%
Net investment income(b)	.80	%(g)	.98%	1.08%	1.40%	1.25%	.87%
Portfolio turnover rate	32%	74%	58%	70%	66%	51%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%(g)	.01%	.01%	.01%	.00%	.00%

See footnote summary on page 17.

16

AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2025 and December 31, 2024 by .02% and .10%.

(f)	In connection with the Portfolio investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio pro rata share of certain acquired fund fees and expenses, and for the for the six months ended June 30, 2026 and for the years ended December 31, 2025 and December 31, 2023, such waiver amounted to .01% (annualized), .01% and .01%, respectively.

(g)	Annualized.

See notes to financial statements.

17

RELATIVE VALUE PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S PROPOSED NEW ADVISORY AGREEMENT AND INTERIM ADVISORY AGREEMENT IN THE CONTEXT OF A POTENTIAL ASSIGNMENT

As described in more detail in the Proxy Statement for AB Variable Products Series Fund, Inc. (the “Company”) dated June 23, 2026, the Board of the Company, at a meeting held in-person on May 5-7, 2026, approved a new advisory agreement with the Adviser (the “Proposed Agreement”) in respect of each fund organized as a series of the Company (the “Funds”), including AB Relative Value Portfolio (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreement for the Company in respect of the Funds, including Fund, resulting in the automatic termination of such advisory agreement.

At the same meeting, the Board also considered and approved an interim advisory agreement with the Adviser (the “Interim Advisory Agreement”) for the Company in respect of the Funds, including the Fund, to be effective only in the event that stockholder approval of the Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreement and its automatic termination.

The stockholders of the Fund subsequently approved the Proposed Agreement at an annual meeting of stockholders called for the purpose of electing Directors and voting on the Proposed Agreement.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Board held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Board consider and approve the Proposed Agreement in respect of each Fund. The Current Agreement in respect of each Fund provides for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreement is being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreement in respect of each Fund, the Board considered its conclusions in connection with its most recent approval of the Current Agreement, in particular in cases where the last approval of the Current Agreement in respect of a Fund was relatively recent, including the Board’s general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreement, the Board considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Board since their most recent approval of the Current Agreement in respect of a Fund that would be a material consideration to the Board in connection with their consideration of the Proposed Agreement, except for matters disclosed to the Board by the Adviser. The Directors considered the fact that the Proposed Agreement would have corresponding terms and conditions identical to those of the Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreement, including the management fees, were fair and reasonable in light of the services performed under the

18

AB Variable Products Series Fund

Current Agreement and to be performed under the Proposed Agreement, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that the Proposed Agreement, similar to the Current Agreement, provides that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreement. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses. The Directors noted that certain Funds, as applicable, were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Class B shares of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreement was approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

19

RELATIVE VALUE PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

The Board’s consideration of the Proposed Agreement was informed by their most recent approval of the Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund stockholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Board’s consideration of the Proposed Agreement was informed by their most recent approval of the Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and

20

AB Variable Products Series Fund

not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all.

The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

Interim Advisory Agreement

In approving the Interim Advisory Agreement, the Board with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreement. The Interim Advisory Agreement approved by the Board is identical to the Proposed Agreement, as well as the Current Agreement, in all material respects except for its proposed effective and termination dates and pro-visions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under the Interim Advisory Agreement would be held in escrow pending stockholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Relative Value Portfolio (formerly AB Growth and Income Portfolio) (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from

21

RELATIVE VALUE PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s profitability to the Adviser would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in certain periods and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of

22

AB Variable Products Series Fund

compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

23

VPS-RV-0152-0626

JUN 06.30.26

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	AB SMALL CAP GROWTH PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2026 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–100.2%

HEALTH CARE–25.8%
BIOTECHNOLOGY–13.1%
Apogee Therapeutics, Inc.(a)	1,777	$235,861
Ascendis Pharma A/S(a)	1,375	366,740
Avalo Therapeutics, Inc.(a)	9,502	175,597
Bridgebio Pharma, Inc.(a)	5,153	383,795
Celcuity, Inc.(a)	3,120	326,414
CG oncology, Inc.(a)(b)	6,539	464,596
Cogent Biosciences, Inc.(a)	2,188	84,676
Denali Therapeutics, Inc.(a)(b)	13,143	338,038
Dianthus Therapeutics, Inc.(a)	3,812	371,594
Eikon Therapeutics, Inc.(a)(b)	8,739	114,044
Erasca, Inc.(a)	19,344	354,382
Halozyme Therapeutics, Inc.(a)	3,076	240,758
Ideaya Biosciences, Inc.(a)(b)	6,963	259,511
Kymera Therapeutics, Inc.(a)(b)	4,622	530,005
Madrigal Pharmaceuticals, Inc.(a)	696	373,717
Mineralys Therapeutics, Inc.(a)	8,262	222,909
Newamsterdam Pharma Co. NV(a)(b)	5,858	198,528
Palvella Therapeutics, Inc.(a)	1,977	302,125
Parabilis Medicines, Inc.(a)	6,296	172,321
Relay Therapeutics, Inc.(a)(b)	19,290	360,916
Rhythm Pharmaceuticals, Inc.(a)	4,206	466,992
Vera Therapeutics, Inc.(a)(b)	7,460	320,109
Viridian Therapeutics, Inc.(a)(b)	9,321	171,227
Xenon Pharmaceuticals, Inc.(a)	7,468	450,768
Zenas Biopharma, Inc.(a)(b)	8,665	219,918

		7,505,541

HEALTH CARE EQUIPMENT & SUPPLIES–2.7%
AtriCure, Inc.(a)	14,504	405,822
Glaukos Corp.(a)(b)	5,978	835,485
Kestra Medical Technologies Ltd.(a)(b)	11,764	299,276

		1,540,583

HEALTH CARE PROVIDERS & SERVICES–3.9%
Billiontoone, Inc.–Class A(a)(b)	2,420	290,351
BrightSpring Health Services, Inc.(a)	15,174	1,058,235
Guardant Health, Inc.(a)	5,792	868,974

		2,217,560

HEALTH CARE TECHNOLOGY–0.9%
HeartFlow, Inc.(a)(b)	17,653	517,939

LIFE SCIENCES TOOLS & SERVICES–1.2%
Alamar Biosciences, Inc.(a)(b)	8,575	232,297
Repligen Corp.(a)(b)	3,538	482,725

		715,022

PHARMACEUTICALS–4.0%
Definium Therapeutics, Inc.(a)	8,791	413,529
Edgewise Therapeutics, Inc.(a)	10,213	414,954

Company	Shares	U.S. $ Value

Enliven Therapeutics, Inc.(a)	7,287	$369,815
Kardigan, Inc.(a)	14,182	338,241
Rapport Therapeutics, Inc.(a)(b)	5,448	227,018
Structure Therapeutics, Inc. (ADR)(a)	2,910	156,180
Trevi Therapeutics, Inc.(a)	19,840	370,016

		2,289,753

		14,786,398

INDUSTRIALS–23.4%
AEROSPACE & DEFENSE–6.0%
Aevex Corp.–Class A(a)(b)	19,889	415,481
Applied Aerospace & Defense, Inc.(a)(b)	20,464	466,170
Hawkeye 360, Inc.(a)	12,015	242,944
Karman Holdings, Inc.(a)(b)	8,260	412,339
Kratos Defense & Security Solutions, Inc.(a)	10,184	507,774
Moog, Inc.–Class A	2,619	1,110,037
Voyager Technologies, Inc.–Class A(a)(b)	7,656	246,906

		3,401,651

BUILDING PRODUCTS–2.4%
Modine Manufacturing Co.(a)	2,516	671,822
Zurn Elkay Water Solutions Corp.–Class C	13,824	698,527

		1,370,349

CONSTRUCTION & ENGINEERING–2.6%
Everus Construction Group, Inc.(a)	4,222	700,641
Legence Corp.–Class A(a)	9,168	781,389

		1,482,030

ELECTRICAL EQUIPMENT–4.1%
Dpc Holdings Ltd.(a)(b)	4,239	207,965
ERock, Inc.–Class A(a)(b)	15,694	227,563
Forgent Power Solutions, Inc.–Class A(a)	10,315	576,196
Generac Holdings, Inc.(a)	2,038	596,747
Nextpower, Inc.–Class A(a)	6,243	743,791

		2,352,262

GROUND TRANSPORTATION–1.2%
Saia, Inc.(a)	1,583	666,696

MACHINERY–5.1%
Enpro, Inc.	2,155	812,284
ESCO Technologies, Inc.	2,665	932,857
ITT, Inc.	2,604	514,967
SPX Technologies, Inc.(a)	2,772	679,611

		2,939,719

PROFESSIONAL SERVICES–2.0%
FTI Consulting, Inc.(a)(b)	4,026	599,914
Planet Labs PBC(a)(b)	16,807	556,816

		1,156,730

		13,369,437

1

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

INFORMATION TECHNOLOGY–22.5%
COMMUNICATIONS EQUIPMENT–1.3%
Viavi Solutions, Inc.(a)	15,317	$731,387

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–5.6%
Advanced Energy Industries, Inc.	2,216	826,280
Allegro MicroSystems, Inc.(a)(b)	9,176	638,833
Littelfuse, Inc.	1,191	542,298
nLight, Inc.(a)	7,929	552,017
TTM Technologies, Inc.(a)	3,303	617,727

		3,177,155

IT SERVICES–1.0%
DigitalOcean Holdings, Inc.(a)	3,707	582,110

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–8.5%
Ambiq Micro, Inc.(a)	5,241	462,780
FormFactor, Inc.(a)	3,282	524,890
MACOM Technology Solutions Holdings, Inc.(a)	1,065	405,094
Navitas Semiconductor Corp.(a)	22,171	397,304
Semtech Corp.(a)	5,431	879,008
Silicon Motion Technology Corp. (ADR)	1,194	397,996
SiTime Corp.(a)	1,189	886,471
Ultra Clean Holdings, Inc.(a)(b)	6,406	913,432

		4,866,975

SOFTWARE–6.1%
Core Scientific, Inc.(a)	25,466	651,675
Hut 8 Corp.(a)(b)	6,607	762,745
JFrog Ltd.(a)	8,807	800,380
Rubrik, Inc.–Class A(a)	8,186	657,172
Runway AI, Inc.(a)(c)(d)	7,184	109,735
ServiceTitan, Inc.–Class A(a)	7,153	505,789

		3,487,496

		12,845,123

FINANCIALS–9.4%
BANKS–0.9%
Western Alliance Bancorp	6,550	538,410

CAPITAL MARKETS–3.6%
Lincoln International, Inc.(a)	11,850	282,859
Marex Group PLC	12,045	734,143
Piper Sandler Cos.	8,032	581,035
Stifel Financial Corp.	6,530	455,598

		2,053,635

CONSUMER FINANCE–3.1%
Dave, Inc.(a)	1,616	602,105
Figure Technology Solutions, Inc.–Class A(a)	9,829	301,849
FirstCash Holdings, Inc.(b)	3,930	850,138

		1,754,092

Company	Shares	U.S. $ Value

FINANCIAL SERVICES–0.5%
Chime Financial, Inc.–Class A(a)	15,080	$308,839

INSURANCE–1.3%
Accelerant Holdings–Class A(a)(b)	25,129	294,512
Neptune Insurance Holdings, Inc.–Class A(a)	13,726	432,369

		726,881

		5,381,857

CONSUMER DISCRETIONARY–9.3%
DIVERSIFIED CONSUMER SERVICES–1.2%
Lincoln Educational Services Corp.(a)	14,345	715,815

HOTELS, RESTAURANTS & LEISURE–4.3%
Cava Group, Inc.(a)(b)	8,628	677,125
Navan, Inc.–Class A(a)	21,031	480,979
Rush Street Interactive, Inc.(a)	26,268	781,210
Texas Roadhouse, Inc.	2,602	502,785

		2,442,099

HOUSEHOLD DURABLES–1.4%
SharkNinja, Inc.(a)(b)	5,400	822,258

LEISURE PRODUCTS–1.3%
YETI Holdings, Inc.(a)(b)	14,734	730,217

SPECIALTY RETAIL–1.1%
Murphy USA, Inc.	1,134	611,079

		5,321,468

ENERGY–3.5%
OIL, GAS & CONSUMABLE FUELS–3.5%
Antero Midstream Corp.	28,402	646,146
Matador Resources Co.	9,480	471,914
Permian Resources Corp.–Class A	32,108	591,108
Uranium Energy Corp.(a)(b)	29,670	316,282

		2,025,450

CONSUMER STAPLES–3.1%
CONSUMER STAPLES DISTRIBUTION & RETAIL–1.6%
Chefs’ Warehouse, Inc. (The)(a)	9,682	930,440

FOOD PRODUCTS–1.5%
Freshpet, Inc.(a)(b)	9,219	545,027
Once Upon a Farm PBC–Class A(a)(b)	14,208	290,980

		836,007

		1,766,447

MATERIALS–2.7%
CHEMICALS–1.3%
Element Solutions, Inc.	15,241	727,758

2

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

METALS & MINING–1.4%
Constellium SE(a)	18,131	$577,835
USA Rare Earth, Inc.(a)(b)	10,222	220,591

		798,426

		1,526,184

COMMUNICATION SERVICES–0.5%
MEDIA–0.5%
Liftoff Mobile, Inc.(a)(b)	11,073	265,974

Total Common Stocks (cost $40,664,084)		57,288,338

SHORT-TERM INVESTMENTS–0.6%
INVESTMENT COMPANIES–0.6%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.48%(e)(f)(g) (cost $346,337)	346,337	346,337

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–100.8% (cost $41,010,421)		57,634,675

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–3.6%
INVESTMENT COMPANIES–3.6%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.48%(e)(f)(g) (cost $2,068,266)	2,068,266	$2,068,266

TOTAL INVESTMENTS–104.4% (cost $43,078,687)		59,702,941
Other assets less liabilities–(4.4)%		(2,518,595)

NET ASSETS–100.0%		$57,184,346

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Fair valued by the Adviser.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	Affiliated investments.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

See notes to financial statements.

3

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2026 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $40,664,084)	$57,288,338	(a)
Affiliated issuers (cost $2,414,603—including investment of cash collateral for securities loaned of $2,068,266)	2,414,603
Receivable for investment securities sold	287,651
Receivable due from Adviser	16,306
Unaffiliated dividends receivable	14,494
Receivable for capital stock sold	3,499
Affiliated dividends receivable	1,412

Total assets	60,026,303

LIABILITIES
Payable for collateral received on securities loaned	2,068,266
Payable for investment securities purchased	400,244
Payable for capital stock redeemed	216,315
Administrative fee payable	52,979
Advisory fee payable	33,761
Distribution fee payable	4,268
Transfer Agent fee payable	118
Accrued expenses	66,006

Total liabilities	2,841,957

NET ASSETS	$57,184,346

COMPOSITION OF NET ASSETS
Capital stock, at par	$3,856
Additional paid-in capital	32,007,003
Distributable earnings	25,173,487

NET ASSETS	$57,184,346

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$35,447,497	2,107,994	$16.82

B	$21,736,849	1,748,364	$12.43

(a)	Includes securities on loan with a value of $13,965,046 (see Note E).

See notes to financial statements.

4

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2026 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$65,469
Affiliated issuers	12,057
Interest	31
Securities lending income, net	46,973

124,530

EXPENSES
Advisory fee (see Note B)	190,651
Distribution fee—Class B	24,373
Transfer agency—Class A	1,405
Transfer agency—Class B	875
Administrative	48,368
Custody and accounting	34,443
Audit and tax	20,621
Legal	17,701
Printing	15,795
Directors’ fees	8,621
Miscellaneous	4,536

Total expenses	367,389
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(115,393)

Net expenses	251,996

Net investment loss	(127,466)

REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	7,319,939
Net change in unrealized appreciation (depreciation) of investments	5,261,216

Net gain on investment transactions	12,581,155

NET INCREASE IN NET ASSETS FROM OPERATIONS	$12,453,689

See notes to financial statements.

5

SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(127,466)	$(401,946)
Net realized gain on investment transactions	7,319,939	4,081,488
Net change in unrealized appreciation (depreciation) of investments	5,261,216	(827,321)

Net increase in net assets from operations	12,453,689	2,852,221
CAPITAL STOCK TRANSACTIONS
Net decrease	(3,198,650)	(19,817,712)

Total increase (decrease)	9,255,039	(16,965,491)
NET ASSETS
Beginning of period	47,929,307	64,894,798

End of period	$57,184,346	$47,929,307

See notes to financial statements.

6

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Small Cap Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers eight separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

7

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

8

AB Variable Products Series Fund

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2026:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Health Care	$14,786,398		$–0	–	$–0	–	$14,786,398
Industrials	13,369,437		–0	–	–0	–	13,369,437
Information Technology	12,735,388		–0	–	109,735		12,845,123
Financials	5,381,857		–0	–	–0	–	5,381,857
Consumer Discretionary	5,321,468		–0	–	–0	–	5,321,468
Energy	2,025,450		–0	–	–0	–	2,025,450
Consumer Staples	1,766,447		–0	–	–0	–	1,766,447
Materials	1,526,184		–0	–	–0	–	1,526,184
Communication Services	265,974		–0	–	–0	–	265,974
Short-Term Investments	346,337		–0	–	–0	–	346,337
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,068,266		–0	–	–0	–	2,068,266

Total Investments in Securities	59,593,206		–0	–	109,735		59,702,941
Other Financial Instruments(a)	–0	–	–0	–	–0	–	–0	–

Total	$59,593,206		$–0	–	$109,735		$59,702,941

(a)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

9

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to .90% and 1.15% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2026, such reimbursements/waivers amounted to $113,908. This fee waiver and/or expense reimbursement agreement extends through May 1, 2027 and then may be extended by the Adviser for additional one-year terms.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Portfolio and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the

10

AB Variable Products Series Fund

Adviser (the “AB Funds”), including the Portfolio, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. At the August 3, 2026 shareholder meeting, shareholders of the Portfolio approved the new investment advisory agreement.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2026, the reimbursement for such services amounted to $48,368.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $1,063 for the six months ended June 30, 2026.

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2026, such waiver amounted to $695.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2026 is as follows:

Portfolio	Market Value 12/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$463	$14,900	$15,016	$347	$12
AB Government Money Market Portfolio*	1,572	12,312	11,816	2,068	9

Total				$2,415	$21

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$35,494,506		$38,524,776
U.S. government securities	–0	–	–0	–

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SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$18,170,711
Gross unrealized depreciation	(1,546,457)

Net unrealized appreciation	$16,624,254

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2026.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

12

AB Variable Products Series Fund

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2026 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$13,965,046	$2,068,266	$12,072,470	$37,513	$9,460	$790

*	As of June 30, 2026.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES		AMOUNT
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Class A
Shares sold	281,710	876,686	$4,025,427	$10,291,465
Shares redeemed	(391,133)	(653,609)	(5,722,018)	(8,094,522)

Net increase (decrease)	(109,423)	223,077	$(1,696,591)	$2,196,943

Class B
Shares sold	292,137	592,848	$2,908,362	$5,319,490
Shares redeemed	(410,934)	(2,915,576)	(4,410,421)	(27,334,145)

Net decrease	(118,797)	(2,322,728)	$(1,502,059)	$(22,014,655)

At June 30, 2026, certain shareholders of the Portfolio owned 70% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other local, regional or global events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, or conflicts, any of which can affect large portions of the securities markets. It includes the risk that a particular style of investing may underperform the market generally.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the information technology, industrials or health care sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

13

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the six months ended June 30, 2026.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2026 will be determined at the end of the current fiscal Year. The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	2025		2024
Distributions paid from:
Ordinary income	$–0	–	$49,738

Total taxable distributions paid	$–0	–	$49,738

As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed capital gains	$3,603,755	(a)
Unrealized appreciation (depreciation)	9,116,043	(b)

Total accumulated earnings (deficit)	$12,719,798

(a)	During the fiscal year, the Portfolio utilized $1,289,520 of capital loss carry forwards to offset current year net realized gains.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2025, the Portfolio did not have any capital loss carryforwards.

NOTE J: Subsequent Events.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

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SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31,
			2025		2024		2023		2022		2021
Net asset value, beginning of period	$13.32		$12.71		$10.74		$9.10		$25.13		$28.76

Income From Investment Operations
Net investment loss(a)(b)	(.03)		(.07)		(.05)		(.04)		(.06)		(.20)
Net realized and unrealized gain (loss) on investment transactions	3.53		.68		2.05		1.68		(8.86)		2.87
Contributions from Affiliates	–0	–	–0	–	–0	–	.00	(c)	–0	–	–0	–

Net increase (decrease) in net asset value from operations	3.50		.61		2.00		1.64		(8.92)		2.67

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	(.03)		–0	–	–0	–	–0	–
Distributions from net realized gain on investment transactions	–0	–	–0	–	–0	–	–0	–	(7.11)		(6.30)

Total dividends and distributions	–0	–	–0	–	(.03)		–0	–	(7.11)		(6.30)

Net asset value, end of period	$16.82		$13.32		$12.71		$10.74		$9.10		$25.13

Total Return
Total investment return based on net asset value(d)(e)	26.20%		4.80%		18.64%		18.02%		(39.09)%		9.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,447		$29,525		$25,353		$19,464		$17,213		$32,295
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)‡	.90	%(g)	.90%		.90%		.90%		.90%		.91%
Expenses, before waiver/reimbursements(f)‡	1.35	%(g)	1.34%		1.26%		1.31%		1.22%		1.08%
Net investment loss(b)	(.40	)%(g)	(.55)%		(.39)%		(.38)%		(.42)%		(.71)%
Portfolio turnover rate	70%		106%		92%		69%		67%		67%

See footnote summary on page 17.

15

SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.86	$9.44	$7.97	$6.77	$21.35	$25.36

Income From Investment Operations
Net investment loss(a)(b)	(.03)	(.07)	(.06)	(.05)	(.07)	(.24)
Net realized and unrealized gain (loss) on investment transactions	2.60	.49	1.53	1.25	(7.40)	2.53
Contributions from Affiliates	–0	–	–0	–	–0	–	.00	(c)	–0	–	–0	–

Net increase (decrease) in net asset value from operations	2.57	.42	1.47	1.20	(7.47)	2.29

Less: Distributions
Distributions from net realized gain on investment	–0	–	–0	–	–0	–	–0	–	(7.11)	(6.30)

Net asset value, end of period	$12.43	$9.86	$9.44	$7.97	$6.77	$21.35

Total Return
Total investment return based on net asset value(d)(e)	26.07%	4.45%	18.44%	17.72%	(39.26)%	9.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,737	$18,404	$39,542	$37,663	$32,491	$54,079
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)‡	1.15	%(g)	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses, before waiver/reimbursements(f)‡	1.59	%(g)	1.54%	1.51%	1.56%	1.47%	1.31%
Net investment loss(b)	(.66	)%(g)	(.79)%	(.66)%	(.62)%	(.67)%	(.96)%
Portfolio turnover rate	70%	106%	92%	69%	67%	67%

See footnote summary on page 17.

16

AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2025, December 31, 2024, December 31, 2023 and December 31, 2021 by .04% .01%, .02%, and .03%, respectively.

(f)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Class A
Net of waivers/reimbursements	.90	%(h)	.90%	.90%	.90%	.90%	.90%
Before waivers/reimbursements	1.35	%(h)	1.34%	1.26%	1.31%	1.22%	1.07%
Class B
Net of waivers/reimbursements	1.15	%(h)	1.15%	1.15%	1.15%	1.15%	1.15%
Before waivers/reimbursements	1.59	%(h)	1.54%	1.51%	1.56%	1.47%	1.31%

(g)	Annualized.

See notes to financial statements.

17

SMALL CAP GROWTH PORTFOLIO	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S PROPOSED NEW ADVISORY AGREEMENT AND INTERIM ADVISORY AGREEMENT IN THE CONTEXT OF A POTENTIAL ASSIGNMENT

As described in more detail in the Proxy Statement for AB Variable Products Series Fund, Inc. (the “Company”) dated June 23, 2026, the Board of the Company, at a meeting held in-person on May 5-7, 2026, approved a new advisory agreement with the Adviser (the “Proposed Agreement”) in respect of each fund organized as a series of the Company (the “Funds”), including AB Small Cap Growth Portfolio (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreement for the Company in respect of the Funds, including Fund, resulting in the automatic termination of such advisory agreement.

At the same meeting, the Board also considered and approved an interim advisory agreement with the Adviser (the “Interim Advisory Agreement”) for the Company in respect of the Funds, including the Fund, to be effective only in the event that stockholder approval of the Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreement and its automatic termination.

The stockholders of the Fund subsequently approved the Proposed Agreement at an annual meeting of stockholders called for the purpose of electing Directors and voting on the Proposed Agreement.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Board held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Board consider and approve the Proposed Agreement in respect of each Fund. The Current Agreement in respect of each Fund provides for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreement is being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreement in respect of each Fund, the Board considered its conclusions in connection with its most recent approval of the Current Agreement, in particular in cases where the last approval of the Current Agreement in respect of a Fund was relatively recent, including the Board’s general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreement, the Board considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Board since their most recent approval of the Current Agreement in respect of a Fund that would be a material consideration to the Board in connection with their consideration of the Proposed Agreement, except for matters disclosed to the Board by the Adviser. The Directors considered the fact that the Proposed Agreement would have corresponding terms and conditions identical to those of the Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreement, including the management fees, were fair and reasonable in light of the services performed under the

18

AB Variable Products Series Fund

Current Agreement and to be performed under the Proposed Agreement, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that the Proposed Agreement, similar to the Current Agreement, provides that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreement. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses. The Directors noted that certain Funds, as applicable, were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Class B shares of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreement was approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

19

SMALL CAP GROWTH PORTFOLIO

(continued)	AB Variable Products Series Fund

The Board’s consideration of the Proposed Agreement was informed by their most recent approval of the Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund stockholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Board’s consideration of the Proposed Agreement was informed by their most recent approval of the Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that

20

AB Variable Products Series Fund

give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all.

The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

Interim Advisory Agreement

In approving the Interim Advisory Agreement, the Board with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreement. The Interim Advisory Agreement approved by the Board is identical to the Proposed Agreement, as well as the Current Agreement, in all material respects except for its proposed effective and termination dates and pro-visions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under the Interim Advisory Agreement would be held in escrow pending stockholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small Cap Growth Portfolio (the “Fund”) at a meeting held-in person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other

21

SMALL CAP GROWTH PORTFOLIO

(continued)	AB Variable Products Series Fund

senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025. that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2024 was not unreasonable. The directors noted that the Fund was not profitable to the Adviser in 2025.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s recent unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was above the median and discussed with the Adviser the reasons it was above the median.

22

AB Variable Products Series Fund

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was close to the median of a peer group and lower than the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

23

VPS-SCG-0152-0626

JUN 06.30.26

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	AB SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2026 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–93.0%

INFORMATION TECHNOLOGY–32.8%
COMMUNICATIONS EQUIPMENT–0.8%
Calix, Inc.(a)	35,650	$1,330,458

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–4.7%
Flex Ltd.(a)	15,528	2,516,623
Halma PLC	57,871	3,024,823
TE Connectivity PLC	9,890	1,993,923

		7,535,369

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–18.3%
Advanced Micro Devices, Inc.(a)	3,690	2,143,558
Advantest Corp.	8,500	1,748,691
ASML Holding NV	870	1,722,752
Broadcom, Inc.	9,230	3,486,632
NVIDIA Corp.	39,907	7,984,992
NXP Semiconductors NV	11,830	3,324,585
Qnity Electronics, Inc.	12,980	2,119,764
Taiwan Semiconductor Manufacturing Co., Ltd.	83,000	6,547,891

		29,078,865

SOFTWARE–3.8%
Cadence Design Systems, Inc.(a)	6,110	2,293,205
Crowdstrike Holdings, Inc.–Class A(a)	2,675	2,041,400
Microsoft Corp.	4,662	1,739,019

		6,073,624

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–5.2%
Apple, Inc.	19,870	5,749,583
Samsung Electronics Co., Ltd.	11,010	2,443,087

		8,192,670

		52,210,986

INDUSTRIALS–20.5%
AEROSPACE & DEFENSE–1.8%
Carpenter Technology Corp.	4,590	2,831,296

COMMERCIAL SERVICES & SUPPLIES–3.1%
Veralto Corp.	24,384	2,162,373
Waste Management, Inc.	12,400	2,763,712

		4,926,085

ELECTRICAL EQUIPMENT–8.3%
Emerson Electric Co.	23,180	3,318,217
Prysmian SpA	11,245	1,893,018
Company	Shares	U.S. $ Value

Rockwell Automation, Inc.	8,551	4,233,429
Siemens Energy AG	7,450	1,420,279
Sieyuan Electric Co., Ltd.–Class A	90,700	2,321,588

		13,186,531

INDUSTRIAL CONGLOMERATES–1.4%
Hitachi Ltd.	84,100	2,327,560

MACHINERY–5.9%
Cummins, Inc.	4,710	3,359,219
Daifuku Co., Ltd.	63,600	2,817,481
Metso Oyj	99,130	1,723,772
Sandvik AB	36,100	1,490,755

		9,391,227

		32,662,699

FINANCIALS–12.5%
BANKS–6.3%
BPER Banca SpA	99,490	1,563,097
Erste Group Bank AG	13,850	1,853,655
Fifth Third Bancorp	43,970	2,478,589
Intesa Sanpaolo SpA	338,890	2,329,289
NatWest Group PLC	201,060	1,774,143

		9,998,773

CAPITAL MARKETS–1.6%
Bank of New York Mellon Corp. (The)	17,670	2,555,259

FINANCIAL SERVICES–2.0%
Visa, Inc.–Class A	9,477	3,251,464

INSURANCE–2.6%
AIA Group Ltd.–Class H	302,450	2,768,999
Prudential PLC	103,330	1,372,430

		4,141,429

		19,946,925

HEALTH CARE–11.5%
HEALTH CARE EQUIPMENT & SUPPLIES–1.6%
Edwards Lifesciences Corp.(a)	27,290	2,468,653

HEALTH CARE PROVIDERS & SERVICES–2.1%
Apollo Hospitals Enterprise Ltd.	18,736	1,717,066
McKesson Corp.	2,110	1,594,316

		3,311,382

PHARMACEUTICALS–7.8%
AstraZeneca PLC	15,290	2,854,707
Galderma Group AG(a)	16,480	3,748,334
Johnson & Johnson	10,510	2,669,225
Merck & Co., Inc.	24,690	3,172,665

		12,444,931

		18,224,966

1

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMUNICATION SERVICES–4.8%
INTERACTIVE MEDIA & SERVICES–4.8%
Alphabet, Inc.–Class A	21,340	$7,626,275

UTILITIES–3.6%
ELECTRIC UTILITIES–2.1%
NextEra Energy, Inc.	37,637	3,303,400

WATER UTILITIES–1.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	427,073	2,452,091

		5,755,491

CONSUMER DISCRETIONARY–2.9%
AUTOMOBILE COMPONENTS–1.1%
Sumitomo Electric Industries Ltd.	92,000	1,707,255

HOUSEHOLD DURABLES–1.8%
SharkNinja, Inc.(a)(b)	19,360	2,947,947

		4,655,202

REAL ESTATE–2.0%
HEALTH CARE REITS–2.0%
Welltower, Inc.	14,290	3,243,401

Company	Shares	U.S. $ Value

ENERGY–1.2%
OIL, GAS & CONSUMABLE FUELS–1.2%
Cameco Corp.	18,740	1,908,856

MATERIALS–1.2%
CHEMICALS–1.2%
Nissan Chemical Corp.	35,000	1,841,120

Total Common Stocks (cost $112,498,855)		148,075,921

SHORT-TERM INVESTMENTS–6.9%
INVESTMENT COMPANIES–6.9%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 3.48%(c)(d)(e) (cost $10,937,961)	10,937,961	10,937,961

TOTAL INVESTMENTS–99.9% (cost $123,436,816)		159,013,882
Other assets less liabilities–0.1%		152,842

NET ASSETS–100.0%		$159,166,724

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	15,791	USD	3,095	07/02/2026	$36,123
Bank of America NA	USD	3,050	BRL	15,791	07/02/2026	8,450
Bank of America NA	KRW	1,310,543	USD	899	07/16/2026	51,857
Bank of America NA	USD	809	GBP	607	07/16/2026	(3,721)
Bank of New York (The)	GBP	535	USD	717	07/16/2026	7,517
Barclays Capital, Inc.	USD	1,083	CAD	1,483	07/09/2026	(37,439)
Barclays Capital, Inc.	USD	1,271	KRW	1,918,672	07/16/2026	(30,394)
Barclays Capital, Inc.	USD	514	JPY	81,961	08/27/2026	(7,271)
BNP Paribas SA	USD	683	INR	65,248	08/06/2026	4,842
Citibank NA	BRL	7,023	USD	1,357	07/02/2026	(3,758)
Citibank NA	USD	1,351	BRL	7,023	07/02/2026	9,863
Citibank NA	GBP	5,871	USD	7,936	07/16/2026	148,939
Citibank NA	USD	690	GBP	509	07/16/2026	(14,953)
Citibank NA	BRL	7,023	USD	1,340	08/04/2026	(9,820)
Deutsche Bank AG	USD	405	TWD	12,751	07/21/2026	(5,061)
JPMorgan Chase Bank	USD	848	CAD	1,164	07/09/2026	(27,112)
Morgan Stanley Bank NA	BRL	8,768	USD	1,694	07/02/2026	(4,692)
Morgan Stanley Bank NA	USD	1,736	BRL	8,768	07/02/2026	(37,770)
Morgan Stanley Bank NA	USD	2,609	AUD	3,647	07/09/2026	(84,490)
Morgan Stanley Bank NA	GBP	522	USD	705	07/16/2026	13,047

2

AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Bank NA	USD	3,044	GBP	2,306	07/16/2026	$15,127
Morgan Stanley Bank NA	TWD	34,231	USD	1,079	07/21/2026	5,290
Morgan Stanley Bank NA	USD	1,805	CNH	12,226	08/07/2026	(393)
Morgan Stanley Bank NA	JPY	447,551	USD	2,810	08/27/2026	45,562
Morgan Stanley Bank NA	EUR	1,509	USD	1,757	09/11/2026	27,735
Standard Chartered Bank	HKD	19,682	USD	2,519	09/11/2026	2,860
State Street Bank & Trust Co.	USD	477	CAD	651	07/09/2026	(17,614)
State Street Bank & Trust Co.	USD	464	GBP	346	07/16/2026	(4,676)
State Street Bank & Trust Co.	USD	549	ZAR	9,091	07/16/2026	4,962
State Street Bank & Trust Co.	USD	420	MXN	7,348	08/06/2026	(1,311)
State Street Bank & Trust Co.	CNH	3,190	USD	472	08/07/2026	1,105
State Street Bank & Trust Co.	USD	481	CNH	3,251	08/07/2026	(1,329)
State Street Bank & Trust Co.	JPY	65,808	USD	410	08/27/2026	2,981
State Street Bank & Trust Co.	USD	404	JPY	65,054	08/27/2026	(1,693)
State Street Bank & Trust Co.	SEK	3,763	USD	389	09/10/2026	(488)
State Street Bank & Trust Co.	CHF	313	USD	398	09/11/2026	7,662
State Street Bank & Trust Co.	EUR	354	USD	413	09/11/2026	6,966
State Street Bank & Trust Co.	USD	500	EUR	437	09/11/2026	1,115
UBS	USD	1,795	KRW	2,726,532	07/16/2026	(32,467)
UBS	TWD	13,736	USD	433	07/21/2026	2,143
UBS	CNH	3,700	USD	549	08/07/2026	2,957

						$80,651

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

SEK—Swedish Krona

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

REIT—Real Estate Investment Trust

See notes to financial statements.

3

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

COUNTRY BREAKDOWN

(% of Net Assets)

United States	55.7%
Japan	6.6
United Kingdom	4.8
Taiwan	4.1
Italy	3.6
Switzerland	3.6
Hong Kong	2.6
Brazil	1.5
South Korea	1.5
China	1.5
Canada	1.2
Austria	1.2
Finland	1.1
Netherlands	1.1
Others	2.9
Short-Term Investments	6.9
Other assets less liabilities	0.1

Total	100.0%

4

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2026 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $112,498,855)	$148,075,921	(a)
Affiliated issuers (cost $10,937,961)	10,937,961
Foreign currencies, at value (cost $228,169)	227,971
Unrealized appreciation on forward currency exchange contracts	407,103
Unaffiliated dividends receivable	92,255
Affiliated dividends receivable	26,520
Receivable due from Adviser	7,990
Receivable for capital stock sold	5,521
Other assets	191,643

Total assets	159,972,885

LIABILITIES
Unrealized depreciation on forward currency exchange contracts	326,452
Foreign capital gains tax payable	141,316
Payable for capital stock redeemed	103,744
Advisory fee payable	96,927
Administrative fee payable	52,099
Distribution fee payable	18,531
Transfer Agent fee payable	118
Accrued expenses	66,975

Total liabilities	806,161

NET ASSETS	$159,166,724

COMPOSITION OF NET ASSETS
Capital stock, at par	$4,863
Additional paid-in capital	110,384,914
Distributable earnings	48,776,947

NET ASSETS	$159,166,724

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$68,169,486	1,985,075	$34.34

B	$90,997,238	2,877,758	$31.62

(a)	Includes securities on loan with a value of $2,025,496 (see Note E).

See notes to financial statements.

5

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2026 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $62,800)	$1,024,498
Affiliated issuers	105,540
Interest	677
Securities lending income, net	741

1,131,456

EXPENSES
Advisory fee (see Note B)	575,636
Distribution fee—Class B	112,333
Transfer agency—Class A	1,461
Transfer agency—Class B	2,062
Administrative	47,544
Custody and accounting	39,001
Audit and tax	28,723
Printing	20,781
Legal	20,639
Directors’ fees	9,110
Miscellaneous	6,942

Total expenses	864,232
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(44,399)

Net expenses	819,833

Net investment income	311,623

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions(a)	2,957,249
Forward currency exchange contracts	(412,956)
Foreign currency transactions	4,404
Net change in unrealized appreciation (depreciation) of:
Investments(b)	3,932,075
Forward currency exchange contracts	113,670
Foreign currency denominated assets and liabilities	(9,529)

Net gain on investment and foreign currency transactions	6,584,913

NET INCREASE IN NET ASSETS FROM OPERATIONS	$6,896,536

(a)	Net of foreign realized capital gains taxes of $7,722.

(b)	Net of increase in accrued foreign capital gains taxes on unrealized gains of $29,227.

See notes to financial statements.

6

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$311,623		$13,189
Net realized gain on investment and foreign currency transactions	2,548,697		9,671,729
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	4,036,216		104,498

Net increase in net assets from operations	6,896,536		9,789,416
DISTRIBUTIONS TO SHAREHOLDERS
Class A	–0	–	(7,686,783)
Class B	–0	–	(12,409,898)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(5,334,327)		7,042,096

Total increase (decrease)	1,562,209		(3,265,169)
NET ASSETS
Beginning of period	157,604,515		160,869,684

End of period	$159,166,724		$157,604,515

See notes to financial statements.

7

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Sustainable Global Thematic Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers eight separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable: open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

8

AB Variable Products Series Fund

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

9

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2026:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Information Technology	$36,723,742		$15,487,244		$–0	–	$52,210,986
Industrials	18,668,246		13,994,453		–0	–	32,662,699
Financials	8,285,312		11,661,613		–0	–	19,946,925
Health Care	9,904,859		8,320,107		–0	–	18,224,966
Communication Services	7,626,275		–0	–	–0	–	7,626,275
Utilities	5,755,491		–0	–	–0	–	5,755,491
Consumer Discretionary	2,947,947		1,707,255		–0	–	4,655,202
Real Estate	3,243,401		–0	–	–0	–	3,243,401
Energy	1,908,856		–0	–	–0	–	1,908,856
Materials	–0	–	1,841,120		–0	–	1,841,120
Short-Term Investments	10,937,961		–0	–	–0	–	10,937,961

Total Investments in Securities	106,002,090		53,011,792	(a)	–0	–	159,013,882
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	–0	–	407,103		–0	–	407,103
Liabilities:
Forward Currency Exchange Contracts	–0	–	(326,452)		–0	–	(326,452)

Total	$106,002,090		$53,092,443		$–0	–	$159,094,533

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1

(b)	Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

10

AB Variable Products Series Fund

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Portfolio represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolio’s President is the CODM. The CODM monitors the operating results of the Portfolio as a whole and the pre-determined Portfolio’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75 % of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has contractually agreed to waive its management fee and/or bear expenses of the Portfolio in order to reduce the Portfolio’s total operating expenses by an amount equal to .05% on an annual basis of the average net assets for Class A and Class B. For the six months ended June 30, 2026, such reimbursements/waivers amounted to $38,376. This fee waiver and/or expense reimbursement agreement extends through May 1, 2027 and then may be extended by the Adviser for additional one-year terms.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement

11

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

between the Portfolio and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Portfolio, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. At the August 3, 2026 shareholder meeting, shareholders of the Portfolio approved the new investment advisory agreement.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2026, the reimbursement for such services amounted to $47,544.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $1,063 for the six months ended June 30, 2026.

The Portfolio may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2026, such waiver amounted to $6,023.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2026 is as follows:

Portfolio	Market Value 12/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/31/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$7,392	$49,597	$46,051	$10,938	$106

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$91,660,723		$100,595,260
U.S. government securities	–0	–	–0	–

12

AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$38,783,692
Gross unrealized depreciation	(3,125,975)

Net unrealized appreciation	$35,657,717

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolio, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2026, the Portfolio held forward currency exchange contracts for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended June 30, 2026, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$407,103	Unrealized depreciation on forward currency exchange contracts	$326,452

Total		$407,103		$326,452

13

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$(412,956)	$113,670

Total		$(412,956)	$113,670

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2026:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$34,864,390
Average principal amount of sale contracts	$42,082,172

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject To a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivative Assets
Bank of America NA	$96,430	$(3,721)		$–0	–	$–0	–	$92,709
Bank of New York (The)	7,517	–0	–	–0	–	–0	–	7,517
BNP Paribas SA	4,842	–0	–	–0	–	–0	–	4,842
Citibank NA	158,802	(28,531)		–0	–	–0	–	130,271
Morgan Stanley Bank NA	106,761	(106,761)		–0	–	–0	–	–0	–
Standard Chartered Bank	2,860	–0	–	–0	–	–0	–	2,860
State Street Bank & Trust Co.	24,791	(24,791)		–0	–	–0	–	–0	–
UBS	5,100	(5,100)		–0	–	–0	–	–0	–

Total	$407,103	$(168,904)		$–0	–	$–0	–	$238,199	^

Counterparty	Derivative Liabilities Subject To a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Bank of America NA	$3,721	$(3,721)		$–0	–	$–0	–	$–0	–
Barclays Capital, Inc.	75,104	–0	–	–0	–	–0	–	75,104
Citibank NA	28,531	(28,531)		–0	–	–0	–	–0	–
Deutsche Bank AG	5,061	–0	–	–0	–	–0	–	5,061
JPMorgan Chase Bank	27,112	–0	–	–0	–	–0	–	27,112
Morgan Stanley Bank NA	127,345	(106,761)		–0	–	–0	–	20,584
State Street Bank & Trust Co.	27,111	(24,791)		–0	–	–0	–	2,320
UBS	32,467	(5,100)		–0	–	–0	–	27,367

Total	$326,452	$(168,904)		$–0	–	$–0	–	$157,548	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

14

AB Variable Products Series Fund

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2026 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$2,025,496	$–0–	$1,998,293	$741	$–0–	$–0–

*	As of June 30, 2026.

15

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
Class A
Shares sold	104,301		191,898	$3,359,781		$6,293,167
Shares issued in reinvestment of distributions	–0	–	235,863	–0	–	7,686,783
Shares redeemed	(61,553)		(267,357)	(2,025,408)		(9,282,344)

Net increase	42,748		160,404	$1,334,373		$4,697,606

Class B
Shares sold	70,539		417,167	$2,120,079		$13,092,841
Shares issued on reinvestment of distributions	–0	–	412,701	–0	–	12,409,897
Shares redeemed	(293,567)		(725,276)	(8,788,779)		(23,158,248)

Net increase (decrease)	(223,028)		104,592	$(6,668,700)		$2,344,490

At June 30, 2026, certain shareholders of the Portfolio owned 61% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other local, regional or global events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, or conflicts, any of which can affect large portions of the securities markets. It includes the risk that a particular style of investing may underperform the market generally.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for and, therefore, the Portfolio may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Portfolio’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and sustainability criteria are not uniformly defined, and the Fund’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Emerging Market Risk—Investments in emerging market countries may involve more risks than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation, and increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

16

AB Variable Products Series Fund

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV, than would be the case if the Portfolio were invested in a larger number of companies.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the six months ended June 30, 2026.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2026 will be determined at the end of the current fiscal Year. The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$94,708	$–0	–
Net long-term capital gains	20,001,973	498,881

Total taxable distributions paid	$20,096,681	$498,881

As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed capital gains	$10,504,682
Unrealized appreciation (depreciation)	31,375,729	(a)

Total accumulated earnings (deficit)	$41,880,411

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments and the tax deferral of losses on wash sales.

17

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2025, the Portfolio did not have any capital loss carryforwards.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

18

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$32.83	$35.13	$33.17	$30.42	$46.20	$42.40

Income From Investment Operations
Net investment income (loss)(a)(b)	.09	.06	.06	.10	.07	(.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.42	2.13	2.00	4.68	(12.25)	9.46

Net increase (decrease) in net asset value from operations	1.51	2.19	2.06	4.78	(12.18)	9.36

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	–0	–	(.09)	–0	–	–0	–
Distributions from net realized gain on investment transactions	–0	–	(4.49)	(.10)	(1.94)	(3.60)	(5.56)

Total dividends and distributions	–0	–	(4.49)	(.10)	(2.03)	(3.60)	(5.56)

Net asset value, end of period	$34.34	$32.83	$35.13	$33.17	$30.42	$46.20

Total Return
Total investment return based on net asset value(c)	4.60%	6.32%	6.21%	16.01%	(26.98)%	22.87%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68,169	$63,761	$62,599	$58,246	$52,543	$70,723
Ratio to average net assets of:
Expenses, net of waivers/reimbursements‡(d)	.92	%(e)	.95%	.91%	.92%	.90%	.88%
Expenses, before waiver/reimbursements‡(d)	.98	%(e)	1.00%	.96%	.97%	.96%	.93%
Net investment income (loss)(b)	.56	%(e)	.16%	.17%	.32%	.20%	(.22)%
Portfolio turnover rate	62%	72%	47%	32%	43%	24%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%(e)	.01%	.00%	.00%	.00%	.00%

See footnote summary on page 20.

19

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class B
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31,
2025	2024	2023	2022	2021
Net asset value, beginning of period	$30.26	$32.80	$31.05	$28.59	$43.80	$40.54

Income From Investment Operations
Net investment income (loss)(a)(b)	.04	(.03)	(.03)	.02	(.02)	(.20)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.32	1.98	1.88	4.39	(11.59)	9.02

Net increase (decrease) in net asset value from operations	1.36	1.95	1.85	4.41	(11.61)	8.82

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	–0	–	(.01)	–0	–	–0	–
Distributions from net realized gain on investment transactions	–0	–	(4.49)	(.10)	(1.94)	(3.60)	(5.56)

Total dividends and distributions	–0	–	(4.49)	(.10)	(1.95)	(3.60)	(5.56)

Net asset value, end of period	$31.62	$30.26	$32.80	$31.05	$28.59	$43.80

Total Return
Total investment return based on net asset value(c)	4.49%	6.02%	5.96%	15.70%	(27.17)%	22.57%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$90,997	$93,844	$98,271	$105,499	$100,515	$149,808
Ratio to average net assets of:
Expenses, net of waivers/reimbursements‡(d)	1.17	%(e)	1.19%	1.16%	1.17%	1.15%	1.13%
Expenses, before waiver/reimbursements‡(d)	1.23	%(e)	1.25%	1.21%	1.22%	1.21%	1.18%
Net investment income (loss)(b)	.30	%(e)	(.09)%	(.08)%	.07%	(.05)%	(.47)%
Portfolio turnover rate	62%	72%	47%	32%	43%	24%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%(e)	.01%	.00%	.00%	.00%	.00%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	In connection with the Portfolio investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio pro rata share of certain acquired fund fees and expenses, and for the for the six months ended June 30, 2026 and for the year ended December 31, 2025, such waiver amounted to .01% (annualized) and .01%, respectively.

(e)	Annualized.

See notes to financial statements.

20

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S PROPOSED NEW ADVISORY AGREEMENT AND INTERIM ADVISORY AGREEMENT IN THE CONTEXT OF A POTENTIAL ASSIGNMENT

As described in more detail in the Proxy Statement for AB Variable Products Series Fund, Inc. (the “Company”) dated June 23, 2026, the Board of the Company, at a meeting held in-person on May 5-7, 2026, approved a new advisory agreement with the Adviser (the “Proposed Agreement”) in respect of each fund organized as a series of the Company (the “Funds”), including AB Sustainable Global Thematic Portfolio (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreement for the Company in respect of the Funds, including Fund, resulting in the automatic termination of such advisory agreement.

At the same meeting, the Board also considered and approved an interim advisory agreement with the Adviser (the “Interim Advisory Agreement”) for the Company in respect of the Funds, including the Fund, to be effective only in the event that stockholder approval of the Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreement and its automatic termination.

The stockholders of the Fund subsequently approved the Proposed Agreement at an annual meeting of stockholders called for the purpose of electing Directors and voting on the Proposed Agreement.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Board held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Board consider and approve the Proposed Agreement in respect of each Fund. The Current Agreement in respect of each Fund provides for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreement is being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreement in respect of each Fund, the Board considered its conclusions in connection with its most recent approval of the Current Agreement, in particular in cases where the last approval of the Current Agreement in respect of a Fund was relatively recent, including the Board’s general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreement, the Board considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Board since their most recent approval of the Current Agreement in respect of a Fund that would be a material consideration to the Board in connection with their consideration of the Proposed Agreement, except for matters disclosed to the Board by the Adviser. The Directors considered the fact that the Proposed Agreement would have corresponding terms and conditions identical to those of the Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreement, including the management fees, were fair and reasonable in light of the services performed under the

21

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

Current Agreement and to be performed under the Proposed Agreement, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that the Proposed Agreement, similar to the Current Agreement, provides that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreement. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses. The Directors noted that certain Funds, as applicable, were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Class B shares of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreement was approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

22

AB Variable Products Series Fund

The Board’s consideration of the Proposed Agreement was informed by their most recent approval of the Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund stockholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Board’s consideration of the Proposed Agreement was informed by their most recent approval of the Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and

23

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all.

The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

Interim Advisory Agreement

In approving the Interim Advisory Agreement, the Board with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreement. The Interim Advisory Agreement approved by the Board is identical to the Proposed Agreement, as well as the Current Agreement, in all material respects except for its proposed effective and termination dates and pro-visions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under the Interim Advisory Agreement would be held in escrow pending stockholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Sustainable Global Thematic Portfolio (the “Fund”) at a meeting held-in person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’

24

AB Variable Products Series Fund

consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate (reflecting a contractual waiver of a portion of the advisory fee) with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was close to the median.

25

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians, after giving effect to a contractual fee waiver by the Adviser. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

26

VPS-SGT-0152-0626

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Variable Products Series Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 14, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	August 14, 2026